UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

300 East Lombard Street

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2005

Date of reporting period: November 30, 2004

Item 1. Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.33%

AIRLINES—0.56%
Qantas Airways Ltd.	484,920	$1,346,973

		1,346,973

BANKS—28.32%
Australia & New Zealand Banking Group Ltd.	987,336	15,359,784
Commonwealth Bank of Australia	678,384	16,532,909
National Australia Bank Ltd.	829,944	18,069,337
Suncorp-Metway Ltd.	293,400	3,926,946
Westpac Banking Corp. Ltd. (1)	966,384	13,901,614

		67,790,590

BEVERAGES—3.32%
Coca-Cola Amatil Ltd.	248,184	1,434,616
Foster’s Group Ltd.	1,085,760	4,549,182
Lion Nathan Ltd.	159,624	984,625
Southcorp Ltd. (2)	343,800	973,654

		7,942,077

BIOTECHNOLOGY—0.48%
Sonic Healthcare Ltd.	130,896	1,137,497

		1,137,497

BUILDING MATERIALS—3.18%
Boral Ltd.	316,224	1,692,972
CSR Ltd.	497,736	992,517
James Hardie Industries NV	249,192	1,119,485
Rinker Group Ltd.	511,416	3,809,354

		7,614,328

COMMERCIAL SERVICES—1.20%
Brambles Industries Ltd. (1)	525,672	2,875,476

		2,875,476

COMPUTERS—0.36%
Computershare Ltd.	209,952	871,524

		871,524

DIVERSIFIED FINANCIAL SERVICES—2.40%
Australian Stock Exchange Ltd. (1)	55,440	805,688
Macquarie Bank Ltd.	118,872	4,055,476
Perpetual Trustees Australia Ltd.	20,736	892,138

		5,753,302

ENGINEERING & CONSTRUCTION—0.26%
Leighton Holdings Ltd. (1)	74,088	631,759

		631,759

ENTERTAINMENT—1.99%
Aristocrat Leisure Ltd. (1)	168,264	1,148,893
TABCORP Holdings Ltd.	276,552	3,619,909

		4,768,802

FOOD—2.74%
Woolworths Ltd.	562,680	6,548,751

		6,548,751

FOREST PRODUCTS & PAPER—0.37%
PaperlinX Ltd.	242,352	874,390

		874,390

GAS—1.04%
Australian Gas Light Co. Ltd.	247,968	2,493,483

		2,493,483

HEALTH CARE-PRODUCTS—0.23%
Cochlear Ltd.	29,448	536,945

		536,945

HOLDING COMPANIES - DIVERSIFIED—0.59%
Patrick Corp. Ltd. (1)	291,240	1,419,111

		1,419,111

HOUSEHOLD PRODUCTS & WARES—0.29%
Pacific Brands Ltd.	273,240	699,623

		699,623

INSURANCE—6.05%
AMP Ltd.	1,007,640	5,378,976
AXA Asia Pacific Holdings Ltd.	378,072	1,176,318
Insurance Australia Group Ltd.	864,360	3,916,636
QBE Insurance Group Ltd.	371,232	4,018,143

		14,490,073

INVESTMENT COMPANIES—1.35%
Macquarie Infrastructure Group	1,052,496	3,233,861

		3,233,861

IRON & STEEL—1.33%
BHP Steel Ltd.	398,016	2,603,358
OneSteel Ltd.	301,464	577,748

		3,181,106

MANUFACTURING—3.92%
Ansell Ltd.	86,112	611,351
Futuris Corp. Ltd.	286,488	469,024
Orica Ltd.	146,808	2,232,603
Wesfarmers Ltd.	204,480	6,060,660

		9,373,638

MEDIA—1.05%
John Fairfax Holdings Ltd.	493,056	1,629,715
Publishing & Broadcasting Ltd.	71,784	871,661

		2,501,376

MINING—15.80%
Alumina Ltd.	630,864	2,839,027
BHP Billiton Ltd. (1)	1,944,576	23,310,906
Iluka Resources Ltd.	126,504	574,204
Newcrest Mining Ltd.	178,704	2,423,714
Rio Tinto Ltd. (1)	169,200	5,159,394
WMC Resources Ltd.	628,920	3,518,329

		37,825,574

OIL & GAS—3.45%
Origin Energy Ltd. (1)	363,888	1,990,502
Santos Ltd.	317,952	2,170,951
Woodside Petroleum Ltd.	253,584	4,102,359

		8,263,812

PACKAGING & CONTAINERS—1.15%
Amcor Ltd.	477,360	2,744,543

		2,744,543

PHARMACEUTICALS—1.40%
CSL Ltd.	107,064	2,209,687
Mayne Group Ltd.	348,120	1,147,952

		3,357,639

REAL ESTATE—11.31%
Centro Properties Group	416,736	1,671,696
Commonwealth Property Office Fund	708,336	730,965
DB RREEF Trust (2)	1,328,976	1,350,810
Gandel Retail Trust	777,384	995,234
General Property Trust	1,095,048	3,092,718
ING Industrial Fund	366,912	609,230
Investa Property Group (1)	779,544	1,294,375
Lend Lease Corp Ltd.	195,048	1,846,320
Macquarie Goodman Industrial Trust	891,288	1,424,594
Mirvac Group	385,416	1,414,479
Stockland Trust Group (1)	687,312	3,135,718
Westfield Group (1) (2)	777,025	9,495,571

		27,061,710

RETAIL—2.24%
Coles Myer Ltd.	600,624	4,650,921
Harvey Norman Holdings Ltd. (1)	287,064	714,973

		5,365,894

TELECOMMUNICATIONS—2.44%
Telstra Corp. Ltd.	1,149,192	4,395,874
Transurban Group	289,368	1,441,422

		5,837,296

TRANSPORTATION—0.51%
Toll Holdings Ltd.	130,896	1,222,809

		1,222,809

TOTAL COMMON STOCKS (Cost: $195,059,089)		237,763,962

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.97%

COMMERCIAL PAPER—2.60%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	78,320	78,263
2.00%, 12/15/04 (3)	78,320	78,259
2.05%, 12/15/04 (3)	234,959	234,772
2.25%, 01/04/05 (3)	39,160	39,077
Barton Capital Corp.
2.02%, 12/15/04 (3)	78,494	78,432
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	70,488	70,464
2.03%, 12/08/04 (3)	78,320	78,289
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	191,886	191,467
Corporate Asset Funding
2.21%, 02/07/05 (3)	117,480	116,990
2.26%, 02/03/05 (3)	156,639	156,010
CRC Funding LLC
2.21%, 02/07/05 (3)	39,160	38,997
Depfa Bank PLC
2.28%, 05/03/05 (3)	78,320	77,562
Edison Asset Securitization
1.59%, 12/02/04 (3)	156,639	156,633

2.02%, 12/08/04 (3)	234,959	234,867
2.26%, 05/04/05 (3)	195,799	193,906
Fairway Finance Corp.
2.00%, 12/14/04 (3)	102,060	101,986
2.04%, 12/07/04 (3)	31,373	31,363
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	221,347	221,184
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	78,320	78,143
2.28%, 04/27/05 (3)	117,480	116,386
Fortis Funding LLC
2.35%, 05/09/05 (3)	219,295	217,020
General Electric Capital Corp.
2.00%, 12/06/04 (3)	117,480	117,447
2.02%, 12/08/04 (3)	234,959	234,867
2.24%, 02/02/05 (3)	469,918	468,076
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	54,824	54,651
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	86,971	86,604
Grampian Funding LLC
2.27%, 02/01/05 (3)	117,480	117,020
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	126,118	126,069
2.03%, 12/10/04 (3)	66,622	66,588
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	125,974	125,932
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	101,816	101,423
Nationwide Building Society
1.63%, 12/09/04 (3)	130,011	129,964
2.21%, 02/10/05 (3)	156,639	155,957
New Center Asset Trust
2.04%, 12/13/04 (3)	156,639	156,533
2.25%, 02/02/05 (3)	147,241	146,662
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	158,536	158,411
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	117,480	117,427
Prudential Funding LLC
1.60%, 12/01/04 (3)	78,320	78,320
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	114,616	114,617
2.05%, 12/15/04 (3)	60,071	60,023
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	99,851	99,453
Sydney Capital Corp.
2.25%, 01/18/05 (3)	78,320	78,085
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	80,306	80,242
2.06%, 12/13/04 (3)	14,549	14,539
2.06%, 12/15/04 (3)	86,537	86,468
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	37,653	37,640
2.05%, 12/15/04 (3)	154,166	154,043
Tulip Funding Corp.
2.25%, 01/14/05 (3)	78,320	78,104
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	234,959	234,843
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	78,320	78,298
Windmill Funding Corp.
2.00%, 12/15/04 (3)	70,488	70,433

		6,218,809

FLOATING RATE NOTES—3.71%

American Express Credit Corp.
2.19%, 10/26/05 (3)	313,279	313,420
Bank of Nova Scotia
2.10%, 09/26/05 (3)	39,160	39,146
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	93,984	93,976
2.07%, 09/23/05 (3) (4)	140,975	140,930
2.07%, 09/27/05 (3) (4)	125,312	125,270
2.14%, 03/15/05 (3) (4)	78,320	78,338
2.22%, 10/27/05 (3) (4)	148,807	148,956
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	234,959	234,899
2.04%, 12/14/05 (3)	140,975	140,928
2.13%, 10/31/05 (3)	156,639	156,602
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	277,252	277,252
CC USA Inc.
1.97%, 05/04/05 (3) (4)	156,639	156,626
2.06%, 07/29/05 (3) (4)	156,639	156,608
Den Danske Bank NY
2.02%, 08/12/05 (3)	156,639	156,607
2.11%, 08/26/05 (3)	156,639	156,605
2.22%, 10/17/05 (3)	156,639	156,598
Depfa Bank PLC
1.86%, 09/15/05 (3)	156,639	156,639
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	130,011	129,985
Fairway Finance LLC
2.05%, 03/14/05 (3)	156,639	156,639
2.10%, 01/20/05 (3)	78,320	78,320
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	313,279	313,279
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	125,312	125,306
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	109,648	109,648
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	156,639	156,639
K2 USA LLC
2.04%, 09/12/05 (3) (4)	156,639	156,616
2.05%, 06/10/05 (3) (4)	156,639	156,629
2.05%, 07/25/05 (3) (4)	78,320	78,310
2.12%, 10/20/05 (3) (4)	156,639	156,644
Links Finance LLC
2.05%, 04/15/05 (3) (4)	156,639	156,628
2.05%, 11/16/05 (3) (4)	78,320	78,305
2.12%, 04/25/05 (3)	156,639	156,680
National City Bank (Ohio)
2.00%, 08/09/05 (3)	156,639	156,607
2.08%, 06/10/05 (3)	78,320	78,333
2.08%, 06/23/05 (3)	156,639	156,613
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	266,287	266,318
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	156,639	156,603
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	148,807	148,807
2.15%, 10/25/05 (3) (4)	313,279	313,279
Permanent Financing PLC
2.04%, 03/10/05 (3)	156,639	156,639
2.05%, 12/10/04 (3)	78,320	78,320
2.07%, 06/10/05 (3)	70,488	70,488
2.08%, 09/12/05 (3)	195,799	195,799
Sigma Finance Inc.
2.09%, 08/17/05 (3)	78,320	78,325
2.09%, 09/15/05 (3)	195,799	195,813
2.22%, 11/28/05 (3) (4)	156,639	156,779

Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	57,487	57,485
2.06%, 01/18/05 (3) (4)	68,921	68,920
2.07%, 09/15/05 (3) (4)	137,843	137,826
2.15%, 07/25/05 (3) (4)	156,639	156,629
2.24%, 05/17/05 (3) (4)	130,011	130,008
2.33%, 02/25/05 (3) (4)	87,718	87,714
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	234,959	234,959
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	78,320	78,310
2.06%, 07/15/05 (3) (4)	117,480	117,465
2.06%, 09/15/05 (3)	117,480	117,461
2.06%, 10/14/05 (3) (4)	78,320	78,313
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	79,886	79,863
1.98%, 07/05/05 (3)	78,320	78,310
2.02%, 07/11/05 (3)	39,160	39,157
2.05%, 04/15/05 (3) (4)	117,480	117,471
2.07%, 06/15/05 (3) (4)	64,222	64,222
2.14%, 03/29/05 (3)	67,355	67,350
2.14%, 08/26/05 (3) (4)	78,320	78,308
2.29%, 05/20/05 (3)	70,488	70,484
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	111,841	111,841

		8,879,847

MEDIUM-TERM NOTES—0.21%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	156,639	156,634
1.51%, 02/15/05 (3) (4)	101,816	101,849
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	117,480	117,479
K2 USA LLC
1.46%, 01/12/05 (3) (4)	78,320	78,319
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	39,160	39,158

		493,439

MONEY MARKET FUNDS—2.03%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	626,558	626,558
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	2,445,621	2,445,621
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,723,034	1,723,034
BlackRock Temp Cash Money Market Fund (3)	34,237	34,237
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	43,621	43,621

		4,873,071

REPURCHASE AGREEMENTS—0.98%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	1,566,394	1,566,394
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	783,197	783,197

		2,349,591

TIME DEPOSITS—1.20%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	156,639	156,639
1.33%, 02/10/05 (3)	78,320	78,317
1.39%, 02/02/05 (3)	78,320	78,318
1.39%, 04/08/05 (3)	109,648	109,642

Bank of New York
1.60%, 12/03/04 (3)	39,160	39,160
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	100,249	100,246
National City Bank (Indiana)
1.98%, 12/01/04 (3)	234,959	234,959
National City Bank (Ohio)
1.25%, 01/06/05 (3)	156,639	156,640
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	156,639	156,623
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	156,639	156,639
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	156,639	156,639
Societe Generale
2.00%, 12/01/04 (3)	234,959	234,959
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	274,119	274,104
1.34%, 02/10/05 (3)	62,656	62,654
1.77%, 05/10/05 (3)	78,320	78,316
1.90%, 05/11/05 (3)	78,320	78,316
2.25%, 01/31/05 (3)	78,320	78,320
2.30%, 05/12/05 (3)	39,160	39,148
2.66%, 11/09/05 (3)	156,639	156,618
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	62,656	62,650
Washington Mutual Bank
2.05%, 12/14/04 (3)	234,959	234,959
2.27%, 02/02/05 (3)	62,656	62,656
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	93,984	93,984

		2,880,506

U.S. GOVERNMENT AGENCY NOTES—0.24%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	109,648	109,778
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	72,837	72,663
1.80%, 01/19/05 (3)	78,320	78,128
2.06%, 05/31/05 (3)	78,089	77,281
Federal National Mortgage Association
2.33%, 07/22/05 (3)	234,959	231,424

		569,274

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,264,537)		26,264,537

TOTAL INVESTMENTS IN SECURITIES — 110.30% (Cost: $221,323,626) (7)		264,028,499
Other Assets, Less Liabilities — (10.30%)		(24,652,577)

NET ASSETS — 100.00%		$239,375,922

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $225,452,690. Net unrealized appreciation aggregated $38,575,809, of which $38,711,342 represented gross unrealized appreciation on securities and $135,533 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.85%

AIRLINES—0.52%
Austrian Airlines AG (1) (2)	48,856	640,880

		640,880

BANKS—25.99%
Bank Austria Creditanstalt AG	70,122	5,964,521
Erste Bank der Oesterreichischen Sparkassen AG	510,864	25,997,524

		31,962,045

BUILDING MATERIALS—5.06%
Wienerberger Baustoffindustrie AG	140,244	6,225,469

		6,225,469

CHEMICALS—2.07%
Lenzing AG	11,136	2,545,652

		2,545,652

ELECTRIC—4.93%
Oesterreichische Elektrizitaetswirtschafts AG Class A (2)	29,928	6,069,788

		6,069,788

ENGINEERING & CONSTRUCTION—8.29%
Flughafen Wien AG	69,775	4,998,388
VA Technologie AG (1) (2)	66,816	5,199,346

		10,197,734

ENVIRONMENTAL CONTROL—0.66%
BWT AG (2)	23,490	811,704

		811,704

FOREST PRODUCTS & PAPER—3.78%
Mayr-Melnhof Karton AG	29,076	4,644,557

		4,644,557

INSURANCE—1.86%
Generali Holding Vienna AG	66,062	2,282,792

		2,282,792

IRON & STEEL—9.64%
Boehler-Uddeholm AG (2)	49,068	5,815,117
Voest-Alpine AG (2)	84,506	6,042,423

		11,857,540

MANUFACTURING—2.32%
RHI AG (1) (2)	106,198	2,851,078

		2,851,078

OIL & GAS—11.67%
OMV AG (2)	54,404	14,349,053

		14,349,053

REAL ESTATE—7.40%
CA Immobilien Anlagen AG (1) (2)	120,608	3,202,675
Immofinanz Immobilien Anlage AG (1)	641,364	5,898,641

		9,101,316

TELECOMMUNICATIONS—15.66%
Telekom Austria AG (2)	1,132,392	19,264,072

		19,264,072

TOTAL COMMON STOCKS (Cost: $94,033,997)		122,803,680

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.93%

COMMERCIAL PAPER—2.82%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	43,669	43,641
2.00%, 12/15/04 (3)	43,669	43,635
2.05%, 12/15/04 (3)	131,008	130,904
2.25%, 01/04/05 (3)	21,835	21,788
Barton Capital Corp.
2.02%, 12/15/04 (3)	43,766	43,732
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	39,302	39,289
2.03%, 12/08/04 (3)	43,669	43,652
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	106,992	106,758
Corporate Asset Funding
2.21%, 02/07/05 (3)	65,504	65,231
2.26%, 02/03/05 (3)	87,339	86,988
CRC Funding LLC
2.21%, 02/07/05 (3)	21,835	21,744
Depfa Bank PLC
2.28%, 05/03/05 (3)	43,669	43,247
Edison Asset Securitization
1.59%, 12/02/04 (3)	87,339	87,335
2.02%, 12/08/04 (3)	131,008	130,957
2.26%, 05/04/05 (3)	109,173	108,118
Fairway Finance Corp.
2.00%, 12/14/04 (3)	56,906	56,865
2.04%, 12/07/04 (3)	17,493	17,487
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	123,418	123,327
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	43,669	43,571
2.28%, 04/27/05 (3)	65,504	64,894
Fortis Funding LLC
2.35%, 05/09/05 (3)	122,274	121,005
General Electric Capital Corp.
2.00%, 12/06/04 (3)	65,504	65,486
2.02%, 12/08/04 (3)	131,008	130,957
2.24%, 02/02/05 (3)	262,016	260,989
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	30,569	30,472
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	48,493	48,289
Grampian Funding LLC
2.27%, 02/01/05 (3)	65,504	65,248
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	70,321	70,293
2.03%, 12/10/04 (3)	37,147	37,128
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	70,240	70,217
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	56,770	56,551
Nationwide Building Society
1.63%, 12/09/04 (3)	72,491	72,465
2.21%, 02/10/05 (3)	87,339	86,958

New Center Asset Trust
2.04%, 12/13/04 (3)	87,339	87,279
2.25%, 02/02/05 (3)	82,098	81,775
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	88,396	88,327
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	65,504	65,474
Prudential Funding LLC
1.60%, 12/01/04 (3)	43,669	43,669
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	63,907	63,907
2.05%, 12/15/04 (3)	33,494	33,468
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	55,675	55,453
Sydney Capital Corp.
2.25%, 01/18/05 (3)	43,669	43,538
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	44,777	44,741
2.06%, 12/13/04 (3)	8,112	8,106
2.06%, 12/15/04 (3)	48,251	48,212
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	20,994	20,987
2.05%, 12/15/04 (3)	85,960	85,892
Tulip Funding Corp.
2.25%, 01/14/05 (3)	43,669	43,549
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	131,008	130,943
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	43,669	43,658
Windmill Funding Corp.
2.00%, 12/15/04 (3)	39,302	39,272

		3,467,471

FLOATING RATE NOTES—4.03%

American Express Credit Corp.
2.19%, 10/26/05 (3)	174,677	174,756
Bank of Nova Scotia
2.10%, 09/26/05 (3)	21,835	21,827
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	52,403	52,399
2.07%, 09/23/05 (3) (4)	78,605	78,579
2.07%, 09/27/05 (3) (4)	69,871	69,848
2.14%, 03/15/05 (3) (4)	43,669	43,680
2.22%, 10/27/05 (3) (4)	82,972	83,054
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	131,008	130,975
2.04%, 12/14/05 (3)	78,605	78,578
2.13%, 10/31/05 (3)	87,339	87,318
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	154,590	154,590
CC USA Inc.
1.97%, 05/04/05 (3) (4)	87,339	87,331
2.06%, 07/29/05 (3) (4)	87,339	87,321
Den Danske Bank NY
2.02%, 08/12/05 (3)	87,339	87,320
2.11%, 08/26/05 (3)	87,339	87,319
2.22%, 10/17/05 (3)	87,339	87,316
Depfa Bank PLC
1.86%, 09/15/05 (3)	87,339	87,339
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	72,491	72,477
Fairway Finance LLC
2.05%, 03/14/05 (3)	87,339	87,339
2.10%, 01/20/05 (3)	43,669	43,669
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	174,677	174,677
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	69,871	69,868

General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	61,137	61,137
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	87,339	87,339
K2 USA LLC
2.04%, 09/12/05 (3) (4)	87,339	87,325
2.05%, 06/10/05 (3) (4)	87,339	87,333
2.05%, 07/25/05 (3) (4)	43,669	43,664
2.12%, 10/20/05 (3) (4)	87,339	87,341
Links Finance LLC
2.05%, 04/15/05 (3) (4)	87,339	87,332
2.05%, 11/16/05 (3) (4)	43,669	43,661
2.12%, 04/25/05 (3)	87,339	87,361
National City Bank (Ohio)
2.00%, 08/09/05 (3)	87,339	87,321
2.08%, 06/10/05 (3)	43,669	43,677
2.08%, 06/23/05 (3)	87,339	87,324
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	148,476	148,493
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	87,339	87,319
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	82,972	82,972
2.15%, 10/25/05 (3) (4)	174,677	174,677
Permanent Financing PLC
2.04%, 03/10/05 (3)	87,339	87,339
2.05%, 12/10/04 (3)	43,669	43,669
2.07%, 06/10/05 (3)	39,302	39,302
2.08%, 09/12/05 (3)	109,173	109,173
Sigma Finance Inc.
2.09%, 08/17/05 (3)	43,669	43,672
2.09%, 09/15/05 (3)	109,173	109,181
2.22%, 11/28/05 (3) (4)	87,339	87,417
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	32,053	32,052
2.06%, 01/18/05 (3) (4)	38,429	38,429
2.07%, 09/15/05 (3) (4)	76,858	76,849
2.15%, 07/25/05 (3) (4)	87,339	87,333
2.24%, 05/17/05 (3) (4)	72,491	72,489
2.33%, 02/25/05 (3) (4)	48,910	48,907
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	131,008	131,008
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	43,669	43,664
2.06%, 07/15/05 (3) (4)	65,504	65,496
2.06%, 09/15/05 (3)	65,504	65,494
2.06%, 10/14/05 (3) (4)	43,669	43,666
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	44,543	44,530
1.98%, 07/05/05 (3)	43,669	43,664
2.02%, 07/11/05 (3)	21,835	21,833
2.05%, 04/15/05 (3) (4)	65,504	65,499
2.07%, 06/15/05 (3) (4)	35,809	35,809
2.14%, 03/29/05 (3)	37,556	37,553
2.14%, 08/26/05 (3) (4)	43,669	43,663
2.29%, 05/20/05 (3)	39,302	39,301
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	62,360	62,360

		4,951,208

MEDIUM-TERM NOTES—0.22%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	87,339	87,335
1.51%, 02/15/05 (3) (4)	56,770	56,789
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	65,504	65,504
K2 USA LLC
1.46%, 01/12/05 (3) (4)	43,669	43,669
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	21,835	21,834

		275,131

MONEY MARKET FUNDS—2.23%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	349,355	349,355
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	1,389,181	1,389,181
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	960,726	960,726
BlackRock Temp Cash Money Market Fund (3)	19,090	19,090
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	24,322	24,322

		2,742,674

REPURCHASE AGREEMENTS—1.06%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	873,387	873,387
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	436,694	436,694

		1,310,081

TIME DEPOSITS—1.31%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	87,339	87,339
1.33%, 02/10/05 (3)	43,669	43,668
1.39%, 02/02/05 (3)	43,669	43,668
1.39%, 04/08/05 (3)	61,137	61,134
Bank of New York
1.60%, 12/03/04 (3)	21,835	21,835
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	55,897	55,895
National City Bank (Indiana)
1.98%, 12/01/04 (3)	131,008	131,008
National City Bank (Ohio)
1.25%, 01/06/05 (3)	87,339	87,339
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	87,339	87,330
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	87,339	87,339
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	87,339	87,339
Societe Generale
2.00%, 12/01/04 (3)	131,008	131,008
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	152,843	152,835
1.34%, 02/10/05 (3)	34,935	34,934
1.77%, 05/10/05 (3)	43,669	43,667
1.90%, 05/11/05 (3)	43,669	43,667
2.25%, 01/31/05 (3)	43,669	43,669
2.30%, 05/12/05 (3)	21,835	21,828
2.66%, 11/09/05 (3)	87,339	87,327
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	34,935	34,932
Washington Mutual Bank
2.05%, 12/14/04 (3)	131,008	131,008
2.27%, 02/02/05 (3)	34,935	34,935
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	52,403	52,403

		1,606,107

U.S. GOVERNMENT AGENCY NOTES—0.26%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	61,137	61,210

Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	40,613	40,515
1.80%, 01/19/05 (3)	43,669	43,562
2.06%, 05/31/05 (3)	43,541	43,091
Federal National Mortgage Association
2.33%, 07/22/05 (3)	131,008	129,037

		317,415

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,670,087)		14,670,087

TOTAL INVESTMENTS IN SECURITIES — 111.78% (Cost: $108,704,084) (7)		137,473,767
Other Assets, Less Liabilities — (11.78%)		(14,493,086)

NET ASSETS — 100.00%		$122,980,681

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $108,983,494. Gross unrealized appreciation on securities aggregated $28,490,273.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.84%

BANKS—41.16%
Dexia Group (1)	296,730	6,321,735
Fortis (1)	450,590	11,923,236
KBC Bankverzekeringsholding (1)	31,850	2,372,610

		20,617,581

BEVERAGES—4.79%
InBev SA (1)	65,380	2,399,993

		2,399,993

CHEMICALS—4.81%
Solvay SA (1)	21,840	2,409,195

		2,409,195

DIVERSIFIED FINANCIAL SERVICES—1.24%
Algemene Maatschappij voor Nijverheidskredit NV (1)	6,930	622,157

		622,157

ELECTRIC—10.93%
Electrabel SA (1)	13,580	5,474,110

		5,474,110

ELECTRICAL COMPONENTS & EQUIPMENT—1.17%
Bekaert NV	7,490	583,836

		583,836

ELECTRONICS—1.00%
Barco NV	5,460	502,158

		502,158

FOOD—7.84%
Colruyt NV	9,310	1,477,391
Delhaize Group (1)	31,920	2,452,065

		3,929,456

HOLDING COMPANIES - DIVERSIFIED—4.87%
Groupe Bruxelles Lambert SA (1)	31,290	2,441,097

		2,441,097

MANUFACTURING—3.43%
AGFA-Gevaert NV	53,690	1,716,128

		1,716,128

MINING—2.26%
Umicore (1)	12,530	1,132,404

		1,132,404

PHARMACEUTICALS—5.32%
Omega Pharma SA	10,010	512,595
UCB SA	41,580	2,150,240

		2,662,835

REAL ESTATE INVESTMENT TRUSTS—1.97%
Cofinimmo	6,160	984,890

		984,890

RETAIL—0.87%
SA D’Ieteren NV (1)	2,313	436,521

		436,521

TELECOMMUNICATIONS—7.13%
Belgacom SA (2)	61,819	2,464,816
Mobistar SA (2)	13,230	1,107,750

		3,572,566

TRANSPORTATION—1.05%
Compagnie Maritime Belge SA	1,820	526,830

		526,830

TOTAL COMMON STOCKS (Cost: $43,538,983)		50,011,757

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—37.47%

COMMERCIAL PAPER—8.88%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	56,007	55,972
2.00%, 12/15/04 (3)	56,007	55,964
2.05%, 12/15/04 (3)	168,022	167,888
2.25%, 01/04/05 (3)	28,004	27,944
Barton Capital Corp.
2.02%, 12/15/04 (3)	56,132	56,087
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	50,407	50,390
2.03%, 12/08/04 (3)	56,007	55,985
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	137,220	136,920
Corporate Asset Funding
2.21%, 02/07/05 (3)	84,011	83,661
2.26%, 02/03/05 (3)	112,014	111,564
CRC Funding LLC
2.21%, 02/07/05 (3)	28,004	27,887
Depfa Bank PLC
2.28%, 05/03/05 (3)	56,007	55,466
Edison Asset Securitization
1.59%, 12/02/04 (3)	112,014	112,010
2.02%, 12/08/04 (3)	168,022	167,956
2.26%, 05/04/05 (3)	140,018	138,664
Fairway Finance Corp.
2.00%, 12/14/04 (3)	72,984	72,931
2.04%, 12/07/04 (3)	22,435	22,428
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	158,288	158,171
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	56,007	55,881
2.28%, 04/27/05 (3)	84,011	83,229
Fortis Funding LLC
2.35%, 05/09/05 (3)	156,820	155,193
General Electric Capital Corp.
2.00%, 12/06/04 (3)	84,011	83,988
2.02%, 12/08/04 (3)	168,022	167,956
2.24%, 02/02/05 (3)	336,043	334,726
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	39,205	39,081

GIRO Funding US Corp.
2.20%, 02/08/05 (3)	62,194	61,932
Grampian Funding LLC
2.27%, 02/01/05 (3)	84,011	83,682
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	90,188	90,153
2.03%, 12/10/04 (3)	47,642	47,618
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	90,085	90,055
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	72,809	72,529
Nationwide Building Society
1.63%, 12/09/04 (3)	92,972	92,938
2.21%, 02/10/05 (3)	112,014	111,526
New Center Asset Trust
2.04%, 12/13/04 (3)	112,014	111,938
2.25%, 02/02/05 (3)	105,294	104,879
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	113,371	113,281
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	84,011	83,973
Prudential Funding LLC
1.60%, 12/01/04 (3)	56,007	56,007
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	81,963	81,963
2.05%, 12/15/04 (3)	42,958	42,923
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	71,405	71,120
Sydney Capital Corp.
2.25%, 01/18/05 (3)	56,007	55,839
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	57,428	57,382
2.06%, 12/13/04 (3)	10,404	10,397
2.06%, 12/15/04 (3)	61,884	61,834
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	26,926	26,917
2.05%, 12/15/04 (3)	110,246	110,158
Tulip Funding Corp.
2.25%, 01/14/05 (3)	56,007	55,853
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	168,022	167,939
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	56,007	55,992
Windmill Funding Corp.
2.00%, 12/15/04 (3)	50,407	50,367

		4,447,137

FLOATING RATE NOTES—12.68%

American Express Credit Corp.
2.19%, 10/26/05 (3)	224,029	224,130
Bank of Nova Scotia
2.10%, 09/26/05 (3)	28,004	27,993
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	67,209	67,203
2.07%, 09/23/05 (3) (4)	100,813	100,780
2.07%, 09/27/05 (3) (4)	89,612	89,582
2.14%, 03/15/05 (3) (4)	56,007	56,020
2.22%, 10/27/05 (3) (4)	106,414	106,520
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	168,022	167,979
2.04%, 12/14/05 (3)	100,813	100,780
2.13%, 10/31/05 (3)	112,014	111,988
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	198,266	198,266
CC USA Inc.
1.97%, 05/04/05 (3) (4)	112,014	112,005
2.06%, 07/29/05 (3) (4)	112,014	111,992

Den Danske Bank NY
2.02%, 08/12/05 (3)	112,014	111,991
2.11%, 08/26/05 (3)	112,014	111,990
2.22%, 10/17/05 (3)	112,014	111,985
Depfa Bank PLC
1.86%, 09/15/05 (3)	112,014	112,014
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	92,972	92,954
Fairway Finance LLC
2.05%, 03/14/05 (3)	112,014	112,014
2.10%, 01/20/05 (3)	56,007	56,007
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	224,029	224,029
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	89,612	89,608
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	78,410	78,410
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	112,014	112,014
K2 USA LLC
2.04%, 09/12/05 (3) (4)	112,014	111,997
2.05%, 06/10/05 (3) (4)	112,014	112,007
2.05%, 07/25/05 (3) (4)	56,007	56,000
2.12%, 10/20/05 (3) (4)	112,014	112,018
Links Finance LLC
2.05%, 04/15/05 (3) (4)	112,014	112,006
2.05%, 11/16/05 (3) (4)	56,007	55,997
2.12%, 04/25/05 (3)	112,014	112,044
National City Bank (Ohio)
2.00%, 08/09/05 (3)	112,014	111,991
2.08%, 06/10/05 (3)	56,007	56,016
2.08%, 06/23/05 (3)	112,014	111,996
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	190,425	190,447
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	112,014	111,989
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	106,414	106,414
2.15%, 10/25/05 (3) (4)	224,029	224,029
Permanent Financing PLC
2.04%, 03/10/05 (3)	112,014	112,014
2.05%, 12/10/04 (3)	56,007	56,007
2.07%, 06/10/05 (3)	50,407	50,407
2.08%, 09/12/05 (3)	140,018	140,018
Sigma Finance Inc.
2.09%, 08/17/05 (3)	56,007	56,011
2.09%, 09/15/05 (3)	140,018	140,028
2.22%, 11/28/05 (3) (4)	112,014	112,115
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	41,109	41,108
2.06%, 01/18/05 (3) (4)	49,286	49,286
2.07%, 09/15/05 (3) (4)	98,573	98,560
2.15%, 07/25/05 (3) (4)	112,014	112,007
2.24%, 05/17/05 (3) (4)	92,972	92,970
2.33%, 02/25/05 (3) (4)	62,728	62,725
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	168,022	168,022
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	56,007	56,000
2.06%, 07/15/05 (3) (4)	84,011	84,000
2.06%, 09/15/05 (3)	84,011	83,998
2.06%, 10/14/05 (3) (4)	56,007	56,002
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	57,127	57,111
1.98%, 07/05/05 (3)	56,007	56,000
2.02%, 07/11/05 (3)	28,004	28,002
2.05%, 04/15/05 (3) (4)	84,011	84,005

2.07%, 06/15/05 (3) (4)	45,926	45,926
2.14%, 03/29/05 (3)	48,166	48,163
2.14%, 08/26/05 (3) (4)	56,007	55,999
2.29%, 05/20/05 (3)	50,407	50,404
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	79,978	79,978

		6,350,071

MEDIUM-TERM NOTES—0.71%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	112,014	112,010
1.51%, 02/15/05 (3) (4)	72,809	72,833
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	84,011	84,010
K2 USA LLC
1.46%, 01/12/05 (3) (4)	56,007	56,007
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	28,004	28,003

		352,863

MONEY MARKET FUNDS—6.93%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	448,058	448,058
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	1,734,088	1,734,088
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,232,159	1,232,159
BlackRock Temp Cash Money Market Fund (3)	24,483	24,483
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	31,194	31,194

		3,469,982

REPURCHASE AGREEMENTS—3.35%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	1,120,145	1,120,145
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	560,072	560,072

		1,680,217

TIME DEPOSITS—4.11%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	112,014	112,014
1.33%, 02/10/05 (3)	56,007	56,006
1.39%, 02/02/05 (3)	56,007	56,006
1.39%, 04/08/05 (3)	78,410	78,406
Bank of New York
1.60%, 12/03/04 (3)	28,004	28,004
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	71,689	71,687
National City Bank (Indiana)
1.98%, 12/01/04 (3)	168,022	168,022
National City Bank (Ohio)
1.25%, 01/06/05 (3)	112,014	112,015
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	112,014	112,003
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	112,014	112,014
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	112,014	112,014
Societe Generale
2.00%, 12/01/04 (3)	168,022	168,022
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	196,025	196,015
1.34%, 02/10/05 (3)	44,806	44,804

1.77%, 05/10/05 (3)	56,007	56,005
1.90%, 05/11/05 (3)	56,007	56,005
2.25%, 01/31/05 (3)	56,007	56,007
2.30%, 05/12/05 (3)	28,004	27,995
2.66%, 11/09/05 (3)	112,014	111,999
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	44,806	44,802
Washington Mutual Bank
2.05%, 12/14/04 (3)	168,022	168,022
2.27%, 02/02/05 (3)	44,806	44,806
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	67,209	67,209

		2,059,882

U.S. GOVERNMENT AGENCY NOTES—0.81%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	78,410	78,503
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	52,087	51,962
1.80%, 01/19/05 (3)	56,007	55,870
2.06%, 05/31/05 (3)	55,843	55,264
Federal National Mortgage Association
2.33%, 07/22/05 (3)	168,022	165,493

		407,092

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,767,244)		18,767,244

TOTAL INVESTMENTS IN SECURITIES — 137.31% (Cost: $62,306,227) (7)		68,779,001
Other Assets, Less Liabilities — (37.31%)		(18,687,331)

NET ASSETS — 100.00%		$50,091,670

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $62,918,803. Net unrealized appreciation aggregated $5,860,198, of which $5,888,619 represented gross unrealized appreciation on securities and $28,421 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—28.58%

AGRICULTURE—1.02%
Souza Cruz SA	248,600	3,171,478

		3,171,478

BANKS—2.68%
Unibanco Uniao de Bancos Brasileiros SA	1,506,110	8,333,440

		8,333,440

ELECTRIC—2.24%
Centrais Eletricas Brasileiras SA	431,445,000	6,979,257

		6,979,257

IRON & STEEL—2.62%
Companhia Siderurgica Nacional SA	427,084	8,133,438

		8,133,438

MINING—7.50%
Companhia Vale do Rio Doce ADR	939,600	23,320,872

		23,320,872

OIL & GAS—10.87%
Petroleo Brasileiro SA	900,000	33,799,632

		33,799,632

TELECOMMUNICATIONS—1.08%
Brasil Telecom Participacoes SA	255,600,000	2,433,838
Tele Norte Leste Participacoes SA	60,011	937,672

		3,371,510

WATER—0.57%
Companhia de Saneamento Basico do Estado de Sao Paulo	33,000,000	1,771,081

		1,771,081

TOTAL COMMON STOCKS (Cost: $61,221,476)		88,880,708

Security	Shares	Value
PREFERRED STOCKS—70.45%

AEROSPACE & DEFENSE—2.37%
Embraer-Empresa Brasileira de Aeronautica SA	1,050,043	7,373,464

		7,373,464

BANKS—9.92%
Banco Bradesco SA	232,801	15,234,739
Banco Itau Holding Financeira SA	120,037	15,622,021

		30,856,760

BEVERAGES—6.28%
Companhia de Bebidas das Americas	75,600,000	19,539,264

		19,539,264

BUILDING MATERIALS—0.80%
Duratex SA	56,704,000	2,501,647

		2,501,647

CHEMICALS—1.68%
Braskem SA Class A (1)	120,059,000	5,226,097

		5,226,097

ELECTRIC—4.63%
Centrais Eletricas Brasileiras SA Class B	254,100,000	4,059,059
Companhia Energetica de Minas Gerais	358,500,467	8,323,273
Companhia Paranaense de Energia Class B	438,039,000	2,016,267

		14,398,599

FOOD—1.95%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	124,200,000	3,045,640
Sadia SA	1,500,000	3,033,088

		6,078,728

FOREST PRODUCTS & PAPER—4.15%
Aracruz Celulose SA Class B	1,800,000	6,710,294
Klabin SA	1,800,000	3,176,471
Votorantim Celulose e Papel SA	39,900,000	3,007,316

		12,894,081

IRON & STEEL—5.78%
Companhia Siderurgica de Tubarao	51,000,000	2,662,500
Gerdau SA	480,178	8,643,204
Usinas Siderurgicas de Minas Gerais SA Class A	330,000	6,666,728

		17,972,432

MINING—10.05%
Caemi Mineracao e Metalurgica SA (1)	4,800,000	3,476,471
Companhia Vale do Rio Doce Class A	1,350,000	27,794,118

		31,270,589

OIL & GAS—12.52%
Petroleo Brasileiro SA	1,140,000	38,936,029

		38,936,029

TELECOMMUNICATIONS—9.91%
Brasil Telecom Participacoes SA	879,600,000	6,532,323
Embratel Participacoes SA	802,556,000	1,876,568
Tele Centro Oeste Celular Participacoes SA	927,705,802	3,113,956
Tele Norte Leste Participacoes SA	660,052	10,131,313
Telemig Celular Participacoes SA	864,992,000	1,249,784
Telesp Celular Participacoes SA (1) (2)	1,512,104,000	3,974,838
Telesp Celular Participacoes SA Rights (1)	530,080,154	1,393,411
TIM Participacoes SA	1,640,623,907	2,527,283

		30,799,476

TEXTILES—0.41%
Companhia de Tecidos Norte de Minas	13,200,400	1,271,024

		1,271,024

TOTAL PREFERRED STOCKS (Cost: $159,535,606)		219,118,190

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.54%

MONEY MARKET FUNDS—0.54%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3)	1,678,286	1,678,286

		1,678,286

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,678,286)		1,678,286

TOTAL INVESTMENTS IN SECURITIES — 99.57% (Cost: $222,435,368) (4)		309,677,184
Other Assets, Less Liabilities — 0.43%		1,344,437

NET ASSETS — 100.00%		$311,021,621

ADR -	American Depositary Receipts
(1)	Non-income earning security.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	The cost of investments for federal income tax purposes was $226,006,201. Net unrealized appreciation aggregated $83,670,983, of which $83,965,510 represented gross unrealized appreciation on securities and $294,527 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.78%

AEROSPACE & DEFENSE—0.10%
CAE Inc.	88,780	328,524

		328,524

AUTO PARTS & EQUIPMENT—1.33%
Magna International Inc. Class A	55,198	4,384,552

		4,384,552

BANKS—20.98%
Bank of Montreal	293,247	13,591,390
Bank of Nova Scotia	579,104	18,214,953
Canadian Imperial Bank of Commerce	214,302	12,940,485
National Bank of Canada	109,045	4,278,163
Royal Bank of Canada	382,686	20,082,929

		69,107,920

BEVERAGES—0.31%
Cott Corp. (1)	11,100	280,802
Molson Inc. Class A	25,711	749,242

		1,030,044

BUILDING MATERIALS—0.28%
Masonite International Corp. (1)	32,038	916,372

		916,372

CHEMICALS—2.93%
Agrium Inc.	77,972	1,459,045
Methanex Corp.	42,848	752,421
NOVA Chemicals Corp.	54,040	2,499,643
Potash Corp. of Saskatchewan Inc.	64,462	4,933,385

		9,644,494

COMMERCIAL SERVICES—0.16%
Quebecor World Inc.	25,283	529,453

		529,453

COMPUTERS—0.31%
CGI Group Inc. (1)	155,567	1,027,039

		1,027,039

DIVERSIFIED FINANCIAL SERVICES—0.96%
C.I. Fund Management Inc.	76,152	1,043,924
IGM Financial Inc.	66,006	1,866,853
TSX Group Inc.	5,735	261,899

		3,172,676

ELECTRIC—0.20%
TransAlta Corp.	43,811	646,268

		646,268

ELECTRONICS—0.44%
Celestica Inc. (1)	95,861	1,455,188

		1,455,188

ENERGY - ALTERNATE SOURCES—0.09%
Ballard Power Systems Inc. (1)	42,267	281,176

		281,176

ENGINEERING & CONSTRUCTION—0.39%
SNC-Lavalin Group Inc.	28,178	1,299,830

		1,299,830

ENTERTAINMENT—0.15%
Intrawest Corp.	24,704	492,397

		492,397

FOOD—1.59%
George Weston Ltd.	15,150	1,341,145
Loblaw Companies Ltd.	67,936	3,894,872

		5,236,017

FOREST PRODUCTS & PAPER—0.70%
Abitibi-Consolidated Inc.	123,277	829,415
Domtar Inc.	120,625	1,463,873

		2,293,288

HAND & MACHINE TOOLS—0.37%
Finning International Inc.	42,846	1,207,133

		1,207,133

HEALTH CARE-SERVICES—0.42%
MDS Inc.	84,534	1,379,218

		1,379,218

HOLDING COMPANIES - DIVERSIFIED—1.87%
Brascan Corp. Class A	138,799	4,956,398
Onex Corp.	77,618	1,214,158

		6,170,556

INSURANCE—13.19%
Fairfax Financial Holdings Ltd.	5,734	953,376
Great-West Lifeco Inc.	160,198	3,475,975
Manulife Financial Corp.	430,910	19,297,723
Power Corp. of Canada	193,386	4,667,742
Power Financial Corp.	149,768	3,729,558
Sun Life Financial Inc.	352,538	11,308,018

		43,432,392

IRON & STEEL—0.53%
Dofasco Inc.	48,057	1,750,026

		1,750,026

LODGING—0.45%
Fairmont Hotels & Resorts Inc.	14,210	436,799
Four Seasons Hotels Inc.	14,674	1,036,022

		1,472,821

MANUFACTURING—0.43%
Bombardier Inc. Class B	734,916	1,421,561

		1,421,561

MEDIA—2.95%
Rogers Communications Inc. Class B	93,026	2,239,102
Shaw Communications Inc. Class B	106,014	1,910,668
Thomson Corp.	161,299	5,583,505

		9,733,275

MINING—13.21%
Aber Diamond Corp. (1)	10,615	407,799
Agnico-Eagle Mines Ltd.	45,934	722,783
Alcan Inc.	214,310	10,895,286
Barrick Gold Corp.	300,364	7,358,482

Cameco Corp.	32,826	3,228,628
Falconbridge Ltd.	49,987	1,317,937
Glamis Gold Ltd. (1)	74,691	1,507,577
Goldcorp Inc.	86,657	1,319,113
Inco Ltd. (1)	114,939	4,311,240
Kinross Gold Corp. (1)	141,676	1,112,866
Meridian Gold Inc. (1)	51,338	1,006,424
Noranda Inc.	102,097	1,816,031
Placer Dome Inc.	241,636	5,212,534
Teck Cominco Ltd. Class B	109,045	3,299,642

		43,516,342

OIL & GAS—18.62%
Canadian Natural Resources Ltd.	143,023	6,138,063
EnCana Corp.	262,094	14,944,681
Husky Energy Inc.	78,167	2,277,858
Imperial Oil Ltd.	77,200	4,677,902
Nexen Inc.	75,855	3,334,545
Penn West Petroleum Ltd.	30,889	2,026,275
Petro-Canada	134,135	7,647,291
Precision Drilling Corp. Class A (1)	32,816	2,145,784
Shell Canada Ltd.	43,232	2,881,043
Suncor Energy Inc.	259,271	8,942,184
Talisman Energy Inc.	225,013	6,329,999

		61,345,625

PHARMACEUTICALS—0.76%
Angiotech Pharmaceuticals Inc. (1)	41,464	764,733
Biovail Corp. (1)	71,410	1,079,213
QLT Corp. (1)	40,960	662,084

		2,506,030

PIPELINES—3.60%
Enbridge Inc.	97,658	4,722,539
TransCanada Corp.	288,728	7,134,123

		11,856,662

REAL ESTATE—0.85%
Brookfield Properties Corp.	55,590	1,997,229
MI Developments Inc. Class A	28,205	786,813

		2,784,042

RETAIL—1.49%
Canadian Tire Corp. Class A	47,300	2,158,842
Hudson’s Bay Co.	45,355	535,159
Shoppers Drug Mart Corp. (1)	70,445	2,208,053

		4,902,054

SEMICONDUCTORS—0.84%
ATI Technologies Inc. (1)	144,379	2,769,677

		2,769,677

SOFTWARE—0.65%
Cognos Inc. (1)	45,548	1,772,428
Open Text Corp. (1)	20,379	378,598

		2,151,026

TELECOMMUNICATIONS—4.47%
Aliant Inc.	6,256	141,057
BCE Inc.	181,999	4,415,854
Nortel Networks Corp. (1)	2,382,778	8,216,130
TELUS Corp.	76,056	1,946,414

		14,719,455

TRANSPORTATION—4.16%
Canadian National Railway Co.	170,523	9,859,515
Canadian Pacific Railway Ltd.	96,114	3,140,346
CP Ships Ltd.	52,303	690,599

		13,690,460

TOTAL COMMON STOCKS (Cost: $240,770,881)		328,653,593

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.16%

MONEY MARKET FUNDS—0.16%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2)	508,087	508,087

		508,087

TOTAL SHORT-TERM INVESTMENTS (Cost: $508,087)		508,087

TOTAL INVESTMENTS IN SECURITIES — 99.94% (Cost: $241,278,968) (3)		329,161,680
Other Assets, Less Liabilities — 0.06%		209,003

NET ASSETS — 100.00%		$329,370,683

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	The cost of investments for federal income tax purposes was $246,475,956. Net unrealized appreciation aggregated $82,685,724, of which $86,099,338 represented gross unrealized appreciation on securities and $3,413,614 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—96.70%

ARGENTINA—0.74%
Petrobras Energia Participaciones SA ADR	739,983	8,006,617
Tenaris SA ADR	358,420	18,085,873

		26,092,490

BRAZIL—7.24%
Aracruz Celulose SA ADR (1)	241,060	8,940,915
Banco Bradesco SA ADR (1)	423,984	27,609,838
Banco Itau Holding Financiera SA ADR (1)	514,152	33,142,238
Brasil Telecom Participacoes SA ADR	290,200	10,821,558
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	353,324	8,592,840
Companhia Vale do Rio Doce ADR	1,698,840	42,165,209

Companhia Vale do Rio Doce Sponsored ADR	2,211,204	45,860,371
Empresa Brasileira de Aeronautica SA ADR (1)	495,858	13,869,148
Petroleo Brasileiro SA ADR	993,360	37,906,618
Tele Norte Leste Participacoes SA ADR (1)	1,206,392	18,457,798
Telesp Celular Partcipacoes SA ADR (1)	788,488	5,117,287
Telesp Celular Participacoes SA Rights (1)	251,285	472,415
Votorantim Celulose e Papel ADR	76,598	2,883,915

		255,840,150

CHILE—2.12%
Banco Santander Chile SA ADR	719,176	21,395,486
Compania de Telecomunicaciones de Chile SA ADR (1)	1,251,316	13,263,950
Enersis SA Chile ADR	2,192,520	16,378,124
Sociedad Quimica y Minera de Chile SA ADR (1)	392,060	23,903,898

		74,941,458

CHINA—5.26%
Aluminum Corp. of China Ltd. Class H	4,356,000	2,800,944
Angang New Steel Co. Ltd. Class H (1)	6,534,000	3,340,126

Beijing Capital International Airport Co. Ltd. Class H	3,586,000	1,452,671
BYD Co. Ltd.	129,500	368,051
China Eastern Airlines Corp. Ltd. Class H (1)	13,082,000	2,977,789
China Life Insurance Co. Ltd. Class H (1)	22,143,000	16,373,851

China Petroleum and Chemical Corp. Class H	59,696,000	25,526,039

China Shipping Development Co. Ltd. Class H (1)	6,552,000	6,235,225
China Southern Airlines Co. Ltd. (1)	8,054,000	3,314,425
China Telecom Corp. Ltd. Class H (1)	31,304,000	11,574,020
Cofco International Ltd. (1)	2,184,000	961,966
Cosco Pacific Ltd. (1)	2,184,000	3,918,081
Datang International Power Generation Co. Ltd. Class H (1)	2,912,000	2,340,550
Guangshen Railway Co. Ltd. Class H (1)	23,302,363	8,315,904
Huadian Power International Corp. Ltd. (1)	12,376,000	4,257,460
Huaneng Power International Inc. Class H (1)	8,736,000	6,965,477
Jiangsu Expressway Co. Ltd. Class H (1)	2,184,000	990,052
Jiangxi Copper Co. Ltd. (1)	7,278,000	4,469,222
Maanshan Iron & Steel Co. Ltd. Class H (1)	7,986,000	3,183,740
PetroChina Co. Ltd. Class H (1)	77,168,000	43,417,203
Ping An Insurance (Group) Co. of China Ltd. Class H (1)	4,174,500	7,408,497
Qingling Motors Co. Ltd. (1)	5,096,000	707,782

Semiconductor Manufacturing International Corp. (1)	10,890,000	2,632,887
Sinopec Beijing Yanhua Petrochemical Co. Ltd. Class H (1)	5,082,000	1,944,322

Sinopec Shanghai Petrochemical Co. Ltd. Class H (1)	8,736,000	3,258,045
Sinotrans Ltd.	1,247,000	428,980
Travelsky Technology Ltd. Class H	728,000	571,094
Tsingtao Brewery Co. Ltd. Class H (1)	1,456,000	1,441,779
Yanzhou Coal Mining Co. Ltd. Class H (1)	5,096,000	7,765,945
Yizheng Chemical Fibre Co. Ltd. Class H	2,912,000	636,629
Zhejiang Expressway Co. Ltd. Class H (1)	8,736,000	6,291,398

		185,870,154

CZECH REPUBLIC—2.29%
CEZ AS	2,125,214	30,486,522
Komercni Banka AS	104,023	15,006,994
Philip Morris CR AS	40,744	27,147,004
Unipetrol AS	2,092,400	8,166,881

		80,807,401

HONG KONG—4.06%
Beijing Enterprises Holdings Ltd. (1)	1,456,000	1,760,093
China Everbright Pacific Ltd. (1)	8,324,000	4,496,016

China Merchants Holdings International Co. Ltd.	1,456,000	2,321,826
China Mobile Ltd.	17,242,500	56,433,185
China Overseas Land & Investment Ltd.	11,626,000	2,765,977
China Resources Enterprises Ltd. (1)	5,096,000	7,471,036
China Resources Land Ltd. (1)	11,648,000	1,977,297
China Travel International Investment Hong Kong Ltd. (1)	25,696,951	7,765,975
Citic Pacific Ltd.	4,004,000	11,354,008
CNOOC Ltd. (1)	53,436,000	30,408,413
Denway Motors Ltd. (1)	16,016,000	5,767,115
Lenovo Group Ltd. (1)	15,246,000	5,293,784
Shanghai Industrial Holdings Ltd. (1)	1,456,000	2,939,731
Shenzhen Investment Ltd. (1)	3,640,000	528,964

TCL Communication Technology Holdings Ltd. (1)	2,912,000	265,886
TCL International Holdings Ltd. (1)	7,280,000	2,036,278

		143,585,584

HUNGARY—2.53%
BorsodChem Rt.	187,308	1,907,284
Gedeon Richter Rt	181,325	22,354,825
MATAV Rt	1,526,503	6,493,809
Mol Magyar Olaj-es Gazipari Rt	280,236	18,907,124
OTP Bank Rt	1,385,677	39,873,901

		89,536,943

INDIA—6.30%
HDFC Bank Ltd. ADR (1)	920,205	37,728,405
ICICI Bank Ltd. ADR	1,420,131	26,315,027
Infosys Technologies Ltd. ADR (1)	837,804	60,254,864
Mahanagar Telephone Nigam Ltd. ADR	2,328,336	20,372,940
Satyam Computer Services Ltd. ADR (1)	1,065,070	28,203,054
Videsh Sanchar Nigam Ltd. ADR (1)	2,319,236	22,983,629
Wipro Ltd. ADR (1)	1,097,712	26,839,058

		222,696,977

INDONESIA—2.98%
PT Aneka Tambang Tbk	27,307,455	5,385,637
PT Astra International Inc. Tbk	10,012,730	10,012,730
PT Bank Central Asia Tbk	18,200,000	5,561,111
PT Bank Danamon Indonesia Tbk	5,637,487	2,756,105
PT Bank Mandiri Tbk	19,110,000	3,875,083
PT Bank Pan Indonesia Tbk	73,933,418	3,368,078
PT Bank Rakyat Indonesia Tbk	16,729,061	4,507,552
PT Bumi Resources Tbk	33,214,500	2,952,400
PT Gudang Garam Tbk	3,640,987	5,400,797

PT Hanjaya Mandala Sampoerna Tbk	9,830,667	7,373,000
PT Kalbe Farma Tbk	110,453,156	7,670,358
PT Matahari Putra Prima Tbk	31,858,694	2,212,409
PT Perusahaan Gas Negara Tbk	10,178,500	1,583,322
PT Ramayana Lestari Sentosa Tbk	36,409,870	3,438,710
PT Semen Gresik (Persero) Tbk	197,500	281,986
PT Telekomunikasi Indonesia Tbk	66,690,686	37,050,381
PT Tempo Scan Pacific Tbk	414,376	405,168
PT United Tractors Tbk	7,142,271	1,587,171

		105,421,998

ISRAEL—4.50%
Alvarion Ltd.	326,700	4,792,689
AudioCodes Ltd. (1)	311,464	4,578,521
Bank Hapoalim Ltd.	4,216,412	12,320,433
Bank Leumi Le-Israel	5,520,296	12,990,421
Check Point Software Technologies Ltd. (1)	643,962	15,287,658
Clal Industries and Investments Ltd.	197,835	881,636
Clal Insurance Co. Ltd.	35,937	672,830
ECI Telecom Ltd.	178,233	1,479,334
Elbit Systems Ltd.	278,058	6,214,214
Elite Industries Ltd.	81,675	760,177
Given Imaging Ltd. (1)	54,813	1,825,821
Israel Chemicals Ltd.	3,209,432	6,963,584
Israel Corp. Ltd. (The)	3,993	793,288
Israel Discount Bank Class A	6,328,228	7,598,228
Koor Industries Ltd.	117,669	5,497,517
Lipman Electronic Engineering Ltd.	38,478	1,090,466
Makhteshim-Agan Industries Ltd.	1,276,432	6,282,622
M-Systems Flash Disk Pioneers Ltd. (1)	307,461	4,876,331
NICE Systems Ltd.	36,400	1,031,890
Orbotech Ltd. (1)	279,147	5,292,627
Supersol Ltd.	713,438	1,675,598
Teva Pharmaceutical Industries Ltd.	1,773,112	48,719,912
United Mizrahi Bank Ltd.	1,986,508	7,531,417

		159,157,214

MEXICO—7.24%
Alfa SA de CV Class A	1,531,688	7,588,348
America Movil SA de CV Series L	25,671,200	59,703,390
Cemex SA de CV Series CPO	3,209,432	20,648,654
Consorcio Ara SA de CV (2)	2,548,000	7,500,960
Controladora Comercial Mexicana SA de CV	3,530,800	3,953,251
Corporacion GEO SA de CV Series B (2)	1,306,800	2,430,444
Fomento Economico Mexicano SA de CV Class UBD	2,220,400	10,620,659
Grupo Carso SA de CV Series A1	109,352	535,230
Grupo Continental SA	1,933,000	3,178,407
Grupo Financiero Banorte SA de CV Series O	1,093,114	6,136,063
Grupo Mexico SA de CV Series B (2)	1,638,000	7,916,617
Grupo Modelo SA de CV Series C	4,777,824	12,524,672
Grupo Televisa SA Series CPO	7,513,144	23,335,634
Industrias Penoles SA de CV Series CP	328,208	1,713,724
Kimberly-Clark de Mexico SA de CV Class A	2,662,368	8,892,939
Telefonos de Mexico SA de CV Series L	27,025,752	47,206,449
TV Azteca SA de CV Series CPO (2)	3,494,400	2,362,438
Vitro SA de CV Series A	5,324,888	4,909,042
Wal-Mart de Mexico SA de CV Series V	7,244,808	24,864,048

		256,020,969

PERU—0.33%
Companhia de Minas Buenaventura SA ADR	489,400	11,500,900

		11,500,900

PHILIPPINE ISLANDS—1.66%
ABS-CBN Broadcasting Corp.	10,352,996	3,408,015
Ayala Corp.	54,921,480	6,352,128
Ayala Land Inc. Class B	10,240,327	1,311,928
Bank of the Philippine Islands	7,177,740	6,513,607
Equitable PCI Bank	4,284,672	3,926,345

Filinvest Land Inc.	90,149,112	1,732,403
Globe Telecom Inc.	207,784	3,641,766
Jollibee Foods Corp.	15,682,856	7,953,050
Manila Electric Co. Class B	4,011,904	1,766,808
Megaworld Corp.	61,901,068	1,387,818
Metropolitan Bank & Trust Co.	40	21
Petron Corp.	72,803,600	4,274,944
Philippine Long Distance Telephone Co.	452,120	10,981,207
SM Prime Holdings Inc.	40,483,952	5,402,663

		58,652,703

RUSSIA—3.85%
JSC MMC Norilsk Nickel ADR	251,697	14,598,426
LUKOIL ADR (1)	526,108	65,368,919
Rostelecom ADR (1)	264,006	3,381,917
Surgutneftegaz ADR (1)	1,337,297	49,693,957
Tatneft ADR (1)	98,432	2,968,709

		136,011,928

SOUTH AFRICA—14.15%
African Bank Investments Ltd.	3,533,537	10,483,736
Alexander Forbes Ltd.	3,511,439	6,481,072
Anglo American Platinum Corp. Ltd.	197,592	7,259,838
AngloGold Ashanti Ltd.	400,068	16,110,376
Anglovaal Industries Ltd.	1,478,184	6,119,525
Barloworld Ltd.	766,860	12,996,506
Bidvest Group Ltd.	905,879	11,664,818

Bidvest Group Ltd. Warrants (Expiring 12/8/06) (2)	18,430	63,900
Edgars Consolidated Stores Ltd.	76,749	3,839,270
FirstRand Ltd.	10,430,920	23,930,525
Foschini Ltd.	3,396,984	20,948,239
Gold Fields Ltd. (1)	1,280,347	18,154,215
Impala Platinum Holdings Ltd.	171,748	14,694,382
Imperial Holdings Ltd. (2)	948,588	16,689,978
Investec Ltd.	318,380	9,006,739
Iscor Ltd.	1,303,732	14,660,449
JD Group Ltd.	1,032,460	11,576,161
Liberty Group Ltd. (1)	572,348	6,318,560
Massmart Holdings Ltd.	635,250	5,632,300
Metoz Holdings Ltd.	11,743,128	4,152,557
MTN Group Ltd.	3,788,316	26,465,445
Nampak Ltd.	2,797,716	7,214,775
Naspers Ltd.	1,421,972	16,409,492
Nedcor Ltd.	1,144,177	14,999,776
Network Healthcare Holdings Ltd. (2)	6,280,770	5,720,379
New Africa Capital Ltd.	3,215,984	5,319,986
Old Mutual PLC	12,764,352	32,366,376
Pick’n Pay Stores Ltd.	1,664,006	6,745,292
Reunert Ltd.	576,081	3,473,031
Sanlam Ltd.	9,895,504	20,653,862
Sappi Ltd.	705,708	9,585,139
Sasol Ltd.	2,090,188	41,661,343
Shoprite Holdings Ltd.	4,230,766	9,815,654
SPAR Group Ltd. (The) (2)	583,828	2,129,969
Standard Bank Group Ltd.	3,234,559	34,592,725
Steinhoff International Holdings Ltd.	610,203	1,252,562
Telkom South Africa Ltd.	439,744	7,509,536
Tiger Brands Ltd.	583,828	10,069,768
Tongaat-Hulett Group Ltd.	528,354	4,556,936
Truworths International Ltd.	3,244,134	9,373,280
Woolworths Holdings Ltd.	5,309,242	9,341,372

		500,039,844

SOUTH KOREA—16.74%
Kookmin Bank ADR (1)	2,474,934	92,711,028
Korea Electric Power Corp. ADR (1)	5,680,950	76,579,206
KT Corp. ADR (1)	2,273,498	49,221,232
POSCO ADR (1)	2,334,090	110,262,412
Samsung Electronics Co. Ltd. GDR (3)	1,058,238	216,938,790
SK Telecom Co. Ltd. ADR (1)	2,031,119	45,720,489

		591,433,157

TAIWAN—9.75%
AU Optronics Corp. ADR	5,094,347	66,888,773
Chunghwa Telecom Co. Ltd. ADR (1)	3,053,220	63,659,637
Siliconware Precision Industries Co. ADR (1)	15,469,826	61,724,606

Taiwan Semiconductor Manufacturing Co. Ltd. ADR (1)	11,483,281	91,521,750
United Microelectronics Corp. ADR (1)	17,308,380	60,579,330

		344,374,096

THAILAND—3.59%
Advanced Info Service PCL	2,802,800	6,969,662
Bangkok Bank PCL	3,419,400	9,891,185
Bangkok Expressway PCL	6,770,400	4,277,670
Banpu PCL	1,092,000	4,294,849
Charoen Pokphand Foods PCL	28,000	2,515
Electricity Generating PCL	1,613,300	2,967,883
Kasikornbank PCL	5,205,200	7,594,494
Kiatnakin Finance PCL	1,528,400	1,241,025
Kim Eng Securities Thailand PCL	2,341,000	2,346,346
Krung Thai Bank PCL	6,220,800	1,420,634
Land and House PCL	12,938,000	3,611,216
National Finance PCL	6,050,000	1,934,281
National Petrochemical PCL	1,456,000	3,879,218
PTT Exploration & Production PCL	1,164,800	8,512,114
PTT PCL	5,975,200	25,623,162
Ratchaburi Electricity Generating Holding PCL	11,990,800	11,866,054
Sahaviriya Steel Industries PCL	53,983,100	4,164,136
Shin Corp. PCL	4,295,200	4,141,527
Siam Cement PCL	1,092,000	6,982,593
Siam City Cement PCL	218,400	1,185,933
Siam Makro PCL	4,914,000	6,359,148
Thai Airways International PCL	1,437,200	1,759,576
Thai Union Frozen Products PCL	4,368,000	2,826,288
TISCO Finance PCL	2,010,000	1,224,055
United Broadcasting Corp. PCL	2,711,000	1,623,436

		126,699,000

TURKEY—1.16%
Adana Cimento TAS Class A	531,070,980	2,761,941
Akbank TAS	2,156,220,497	10,235,471
Akcansa Cimento AS	194,386,500	637,778
Arcelik AS	327,063,250	1,758,037
Dogan Yayin Holding AS	521,994,400	2,004,166
Eregli Demir ve Celik Fabrikalari TAS	841,797,000	3,496,471
Hurriyet Gazetecilik ve Matbaacilik AS	749,425,748	1,454,381
Trakya Cam Sanayii AS	433,858,921	1,126,671
Tupras Turkiye Petrol Rafinerileri AS	298,749,000	3,023,985
Turk Sise ve Cam Fabrikalari	1,853,519,164	4,347,522
Turkiye Garanti Bankasi AS	1,591,755,286	3,889,104
Vestel Elektronik Sanayi ve Ticaret AS	681,351,000	2,378,188
Yapi VE Kredi Bankasi AS	1,477,047,000	3,938,797

		41,052,512

VENEZUELA—0.21%
Companhia Anonima Nacional Telefonos de Venezuela ADR	322,748	7,307,015

		7,307,015

TOTAL COMMON STOCKS (Cost: $2,949,249,451)		3,417,042,493

Security	Shares	Value
PREFERRED STOCKS—1.57%

BRAZIL—1.48%
Petroleo Brasileiro SA ADR (1)	1,519,676	52,398,428

		52,398,428

THAILAND—0.09%
Siam Commercial Bank PCL	2,438,800	3,032,256

		3,032,256

TOTAL PREFERRED STOCKS (Cost: $46,274,359)		55,430,684

Security	Shares	Value
EXCHANGE-TRADED FUNDS—0.87%

iShares MSCI Malaysia Index Fund (1) (4)	911,790	6,701,656
iShares MSCI South Korea Index Fund (1) (4)	373,230	10,547,480
iShares MSCI Taiwan Index Fund (1) (4)	1,201,530	13,529,228

TOTAL EXCHANGE-TRADED FUNDS (Cost: $27,935,772)		30,778,364

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—22.14%

COMMERCIAL PAPER—5.19%

Amsterdam Funding Corp.
2.00%, 12/13/04 (5)	2,308,979	2,307,445
2.00%, 12/15/04 (5)	2,308,979	2,307,183
2.05%, 12/15/04 (5)	6,926,937	6,921,415
2.25%, 01/04/05 (5)	1,154,490	1,152,036
Barton Capital Corp.
2.02%, 12/15/04 (5)	2,314,105	2,312,287
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (5)	2,078,081	2,077,389
2.03%, 12/08/04 (5)	2,308,979	2,308,068
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (5)	5,657,091	5,644,716
Corporate Asset Funding
2.21%, 02/07/05 (5)	3,463,469	3,449,043
2.26%, 02/03/05 (5)	4,617,958	4,599,404
CRC Funding LLC
2.21%, 02/07/05 (5)	1,154,490	1,149,681
Depfa Bank PLC
2.28%, 05/03/05 (5)	2,308,979	2,286,655
Edison Asset Securitization
1.59%, 12/02/04 (5)	4,617,958	4,617,754
2.02%, 12/08/04 (5)	6,926,937	6,924,217
2.26%, 05/04/05 (5)	5,772,448	5,716,641
Fairway Finance Corp.
2.00%, 12/14/04 (5)	3,008,877	3,006,704
2.04%, 12/07/04 (5)	924,931	924,616
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (5)	6,525,637	6,520,830
Ford Credit Auto Receivables
1.85%, 01/14/05 (5)	2,308,979	2,303,758
2.28%, 04/27/05 (5)	3,463,469	3,431,224
Fortis Funding LLC
2.35%, 05/09/05 (5)	6,465,142	6,398,039
General Electric Capital Corp.
2.00%, 12/06/04 (5)	3,463,469	3,462,507
2.02%, 12/08/04 (5)	6,926,937	6,924,217
2.24%, 02/02/05 (5)	13,853,875	13,799,568
Georgetown Funding Co. LLC
2.27%, 01/20/05 (5)	1,616,285	1,611,190
GIRO Funding US Corp.
2.20%, 02/08/05 (5)	2,564,029	2,553,217

Grampian Funding LLC
2.27%, 02/01/05 (5)	3,463,469	3,449,928
Jupiter Securitization Corp.
2.00%, 12/08/04 (5)	3,718,149	3,716,703
2.03%, 12/10/04 (5)	1,964,110	1,963,113
Liberty Street Funding Corp.
2.00%, 12/07/04 (5)	3,713,901	3,712,663
Mortgage Interest Networking Trust
2.24%, 02/01/05 (5)	3,001,673	2,990,094
Nationwide Building Society
1.63%, 12/09/04 (5)	3,832,905	3,831,517
2.21%, 02/10/05 (5)	4,617,958	4,597,830
New Center Asset Trust
2.04%, 12/13/04 (5)	4,617,958	4,614,818
2.25%, 02/02/05 (5)	4,340,881	4,323,789
Park Avenue Receivables Corp.
2.03%, 12/15/04 (5)	4,673,882	4,670,192
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (5)	3,463,469	3,461,906
Prudential Funding LLC
1.60%, 12/01/04 (5)	2,308,979	2,308,979
Ranger Funding Co. LLC
2.03%, 12/01/04 (5)	3,379,052	3,379,052
2.05%, 12/15/04 (5)	1,770,987	1,769,575
Solitaire Funding Ltd.
2.28%, 02/02/05 (5)	2,943,764	2,932,018
Sydney Capital Corp.
2.25%, 01/18/05 (5)	2,308,979	2,302,053
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (5)	2,367,535	2,365,648
2.06%, 12/13/04 (5)	428,916	428,621
2.06%, 12/15/04 (5)	2,551,237	2,549,193
Thunder Bay Funding Inc.
2.03%, 12/07/04 (5)	1,110,065	1,109,689
2.05%, 12/15/04 (5)	4,545,041	4,541,417
Tulip Funding Corp.
2.25%, 01/14/05 (5)	2,308,979	2,302,629
UBS Finance (Delaware)
1.11%, 12/17/04 (5)	6,926,937	6,923,520
Variable Funding Capital Corp.
2.02%, 12/06/04 (5)	2,308,979	2,308,331
Windmill Funding Corp.
2.00%, 12/15/04 (5)	2,078,081	2,076,465

		183,339,547

FLOATING RATE NOTES—7.41%

American Express Credit Corp.
2.19%, 10/26/05 (5)	9,235,917	9,240,088
Bank of Nova Scotia
2.10%, 09/26/05 (5)	1,154,490	1,154,071
Beta Finance Inc.
1.97%, 05/04/05 (3) (5)	2,770,775	2,770,541
2.07%, 09/23/05 (3) (5)	4,156,162	4,154,814
2.07%, 09/27/05 (3) (5)	3,694,367	3,693,152
2.14%, 03/15/05 (3) (5)	2,308,979	2,309,516
2.22%, 10/27/05 (3) (5)	4,387,060	4,391,425
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (5)	6,926,937	6,925,166
2.04%, 12/14/05 (5)	4,156,162	4,154,763
2.13%, 10/31/05 (5)	4,617,958	4,616,865
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (5)	8,173,786	8,173,786
CC USA Inc.
1.97%, 05/04/05 (3) (5)	4,617,958	4,617,569
2.06%, 07/29/05 (3) (5)	4,617,958	4,617,045
Den Danske Bank NY
2.02%, 08/12/05 (5)	4,617,958	4,616,994
2.11%, 08/26/05 (5)	4,617,958	4,616,941
2.22%, 10/17/05 (5)	4,617,958	4,616,750

Depfa Bank PLC
1.86%, 09/15/05 (5)	4,617,958	4,617,958
Dorada Finance Inc.
2.06%, 07/29/05 (3) (5)	3,832,905	3,832,147
Fairway Finance LLC
2.05%, 03/14/05 (5)	4,617,958	4,617,958
2.10%, 01/20/05 (5)	2,308,979	2,308,979
Fifth Third Bancorp
2.11%, 11/23/05 (3) (5)	9,235,917	9,235,917
Five Finance Inc.
2.14%, 04/29/05 (3) (5)	3,694,367	3,694,216
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (5)	3,232,571	3,232,571
HBOS Treasury Services PLC
1.96%, 04/22/05 (5)	4,617,958	4,617,958
K2 USA LLC
2.04%, 09/12/05 (3) (5)	4,617,958	4,617,241
2.05%, 06/10/05 (3) (5)	4,617,958	4,617,662
2.05%, 07/25/05 (3) (5)	2,308,979	2,308,680
2.12%, 10/20/05 (3) (5)	4,617,958	4,618,098
Links Finance LLC
2.05%, 04/15/05 (3) (5)	4,617,958	4,617,617
2.05%, 11/16/05 (3) (5)	2,308,979	2,308,536
2.12%, 04/25/05 (5)	4,617,958	4,619,162
National City Bank (Ohio)
2.00%, 08/09/05 (5)	4,617,958	4,617,006
2.08%, 06/10/05 (5)	2,308,979	2,309,358
2.08%, 06/23/05 (5)	4,617,958	4,617,184
Nationwide Building Society
1.96%, 10/28/05 (3) (5)	7,850,529	7,851,456
Norddeutsche Landesbank
2.04%, 07/27/05 (5)	4,617,958	4,616,898
Northern Rock PLC
2.02%, 01/13/05 (3) (5)	4,387,060	4,387,060
2.15%, 10/25/05 (3) (5)	9,235,917	9,235,917
Permanent Financing PLC
2.04%, 03/10/05 (5)	4,617,958	4,617,958
2.05%, 12/10/04 (5)	2,308,979	2,308,979
2.07%, 06/10/05 (5)	2,078,081	2,078,081
2.08%, 09/12/05 (5)	5,772,448	5,772,448
Sigma Finance Inc.
2.09%, 08/17/05 (5)	2,308,979	2,309,123
2.09%, 09/15/05 (5)	5,772,448	5,772,866
2.22%, 11/28/05 (3) (5)	4,617,958	4,622,082
Tango Finance Corp.
2.02%, 04/07/05 (3) (5)	1,694,791	1,694,732
2.06%, 01/18/05 (3) (5)	2,031,902	2,031,875
2.07%, 09/15/05 (3) (5)	4,063,803	4,063,298
2.15%, 07/25/05 (3) (5)	4,617,958	4,617,659
2.24%, 05/17/05 (3) (5)	3,832,905	3,832,818
2.33%, 02/25/05 (3) (5)	2,586,057	2,585,936
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (5)	6,926,937	6,926,937
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (5)	2,308,979	2,308,696
2.06%, 07/15/05 (3) (5)	3,463,469	3,463,033
2.06%, 09/15/05 (5)	3,463,469	3,462,920
2.06%, 10/14/05 (3) (5)	2,308,979	2,308,779
White Pine Finance LLC
1.95%, 11/01/05 (3) (5)	2,355,159	2,354,463
1.98%, 07/05/05 (5)	2,308,979	2,308,680
2.02%, 07/11/05 (5)	1,154,490	1,154,410
2.05%, 04/15/05 (3) (5)	3,463,469	3,463,213
2.07%, 06/15/05 (3) (5)	1,893,363	1,893,363
2.14%, 03/29/05 (5)	1,985,722	1,985,577
2.14%, 08/26/05 (3) (5)	2,308,979	2,308,640
2.29%, 05/20/05 (5)	2,078,081	2,077,984
Winston Funding Ltd.
2.16%, 01/24/05 (3) (5)	3,297,222	3,297,222

		261,790,837

MEDIUM-TERM NOTES—0.41%

CC USA Inc.
1.29%, 04/15/05 (3) (5)	4,617,958	4,617,787
1.51%, 02/15/05 (3) (5)	3,001,673	3,002,644
Dorada Finance Inc.
1.48%, 01/18/05 (3) (5)	3,463,469	3,463,446
K2 USA LLC
1.46%, 01/12/05 (3) (5)	2,308,979	2,308,953
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (5)	1,154,490	1,154,449

		14,547,279

MONEY MARKET FUNDS—4.29%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (5)	18,471,833	18,471,833
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (4) (5)	80,114,823	80,114,823
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (4) (5)	50,797,541	50,797,541
BlackRock Temp Cash Money Market Fund (5)	1,009,342	1,009,342
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (5)	1,286,023	1,286,023

		151,679,562

REPURCHASE AGREEMENTS—1.96%

Goldman Sachs & Co.
2.07%, 12/01/04 (5) (6)	46,179,583	46,179,583
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (5) (6)	23,089,791	23,089,791

		69,269,374

TIME DEPOSITS—2.40%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (5)	4,617,958	4,617,958
1.33%, 02/10/05 (5)	2,308,979	2,308,912
1.39%, 02/02/05 (5)	2,308,979	2,308,919
1.39%, 04/08/05 (5)	3,232,571	3,232,401
Bank of New York
1.60%, 12/03/04 (5)	1,154,490	1,154,486
HBOS Treasury Services PLC
1.24%, 04/01/05 (5)	2,955,493	2,955,395
National City Bank (Indiana)
1.98%, 12/01/04 (5)	6,926,937	6,926,937
National City Bank (Ohio)
1.25%, 01/06/05 (5)	4,617,958	4,617,981
Norddeutsche Landesbank
2.11%, 06/07/05 (5)	4,617,958	4,617,486
Rabobank Nederland NV NY
2.08%, 12/01/04 (5)	4,617,958	4,617,958
Regions Bank (Alabama)
1.98%, 12/01/04 (5)	4,617,958	4,617,958
Societe Generale
2.00%, 12/01/04 (5)	6,926,937	6,926,937
Toronto-Dominion Bank
1.22%, 03/23/05 (5)	8,081,427	8,080,993
1.34%, 02/10/05 (5)	1,847,183	1,847,129
1.77%, 05/10/05 (5)	2,308,979	2,308,878
1.90%, 05/11/05 (5)	2,308,979	2,308,878
2.25%, 01/31/05 (5)	2,308,979	2,308,979
2.30%, 05/12/05 (5)	1,154,490	1,154,127
2.66%, 11/09/05 (5)	4,617,958	4,617,316
UBS Finance (Connecticut)
2.67%, 11/09/05 (5)	1,847,183	1,847,012
Washington Mutual Bank
2.05%, 12/14/04 (5)	6,926,937	6,926,937
2.27%, 02/02/05 (5)	1,847,183	1,847,183
Wells Fargo Bank NA
1.98%, 12/01/04 (5)	2,770,775	2,770,775

		84,921,535

U.S. GOVERNMENT AGENCY NOTES—0.48%

Federal Home Loan Bank
1.63%, 04/15/05 (5)	3,232,571	3,236,401
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (5)	2,147,351	2,142,197
1.80%, 01/19/05 (5)	2,308,979	2,303,322
2.06%, 05/31/05 (5)	2,302,191	2,278,346
Federal National Mortgage Association
2.33%, 07/22/05 (5)	6,926,937	6,822,701

		16,782,967

TOTAL SHORT-TERM INVESTMENTS (Cost: $782,331,101)		782,331,101

TOTAL INVESTMENTS IN SECURITIES — 121.28% (Cost: $3,805,790,683) (7)		4,285,582,642
Other Assets, Less Liabilities — (21.28%)		(752,051,793)

NET ASSETS — 100.00%		$3,533,530,849

ADR -	American Depositary Receipts
GDR -	Global Depositary Receipts
(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $3,808,721,169. Net unrealized appreciation aggregated $476,861,473, of which $524,718,378 represented gross unrealized appreciation on securities and $47,856,905 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—98.52%

AUSTRIA—1.07%
Bank Austria Creditanstalt AG	5,148	437,884
Boehler-Uddeholm AG	1,287	152,524

Erste Bank der Oesterreichischen Sparkassen AG	17,784	905,016
Flughafen Wien AG	234	16,763
Immofinanz Immobilien Anlage AG (1)	38,142	350,793
Mayr-Melnhof Karton AG	1,053	168,205
Oesterreichische Elektrizitaetswirtschafts AG Class A	936	189,833
OMV AG	2,106	555,457
RHI AG (1) (2)	3,393	91,091
Telekom Austria AG	37,674	640,904
VA Technologie AG (1)	1,638	127,462
Voest-Alpine AG (2)	4,095	292,804
Wienerberger Baustoffindustrie AG (2)	9,945	441,461

		4,370,197

BELGIUM—3.99%
AGFA-Gevaert NV	12,753	407,632
Barco NV (2)	1,521	139,887
Bekaert NV	2,808	218,880
Belgacom SA (1)	22,464	895,673
Cofinimmo (2)	903	144,376
Colruyt NV (2)	2,808	445,597
Compagnie Maritime Belge SA	540	156,312
Delhaize Group (2)	10,062	772,954
Dexia Group (2)	87,750	1,869,485
Electrabel SA (2)	3,861	1,556,372
Fortis (2)	163,917	4,337,471
Groupe Bruxelles Lambert SA	10,271	801,294
InBev SA	24,921	914,809
KBC Bankverzekeringsholding (2)	15,444	1,150,474
Mobistar SA (1)	3,990	334,083
Omega Pharma SA	3,042	155,776
SA D’Ieteren NV (2)	468	88,323
Solvay SA (2)	9,126	1,006,700
UCB SA	11,934	617,147
Umicore (2)	3,627	327,792

		16,341,037

FINLAND—4.35%
Amer Group Ltd.	2,223	117,854
Elisa OYJ Class A (1)	18,837	312,691
Fortum OYJ	47,268	819,193
KCI Konecranes OYJ	2,457	113,802
Kesko OYJ Class B	8,541	198,536
Kone OYJ Class B	5,733	422,727
Metso OYJ (2)	16,497	264,639
Nokia OYJ	623,844	10,148,427
Nokian Renkaat OYJ (2)	1,404	201,713
Orion-Yhtyma OYJ Class B	8,073	128,002
Outokumpu OYJ (2)	16,263	301,952
Pohjola Group PLC Class D (2)	8,073	89,698
Rautaruukki OYJ (2)	16,951	204,336

Sampo OYJ Class A	43,875	566,210
Stora Enso OYJ Class R	88,803	1,418,644
TietoEnator OYJ (2)	12,051	372,381
UPM-Kymmene OYJ	75,933	1,710,573
Uponor OYJ (2)	12,402	226,804
Wartsila OYJ Class B (2)	5,733	198,867

		17,817,049

FRANCE—27.12%
Accor SA (2)	28,080	1,196,470
Air France (2)	15,327	289,870
Alcatel SA Class A (1) (2)	169,182	2,639,755
ALSTOM (1)	609,707	461,889
Arcelor (2)	68,094	1,499,590
Atos Origin SA (1)	6,084	403,731
Autoroutes du Sud de la France (2)	10,764	528,889
AXA (2)	195,741	4,583,836
BNP Paribas SA (2)	110,448	7,677,165
Bouygues SA (2)	26,676	1,147,283
Business Objects SA (1) (2)	9,594	224,798
Cap Gemini SA (1)	17,667	570,572
Carrefour SA	79,326	3,768,005
CNP Assurances (2)	4,680	317,218
Compagnie de Saint-Gobain (2)	43,641	2,483,026
Compagnie Generale des Etablissements Michelin Class B (2)	20,358	1,176,430
Credit Agricole SA (2)	92,313	2,733,502
Dassault Systemes SA (2)	8,190	424,403
Essilor International SA	13,338	911,161
Etablissements Economiques du Casino Guichard-Perrachon SA (2)	4,563	350,222
European Aeronautic Defense and Space Co. (2)	35,217	1,064,817
France Telecom	205,101	6,441,290
Gecina SA	3,290	310,016
Groupe Danone	33,462	2,981,893
Hermes International (2)	819	150,212
Imerys SA (2)	4,563	348,403
Klepierre (2)	3,068	262,389
Lafarge SA (2)	23,634	2,219,171
Lagardere S.C.A. (2)	17,433	1,244,193
L’Air Liquide SA (2)	15,093	2,609,791
L’Oreal SA (2)	42,237	3,053,749
LVMH Moet Hennessy Louis Vuitton SA (2)	33,579	2,387,607
Pernod Ricard SA (2)	7,420	1,107,452
Pinault-Printemps-Redoute SA (2)	9,360	972,801
PSA Peugeot Citroen SA (2)	23,283	1,423,127
Publicis Groupe (2)	16,848	556,885
Renault SA (2)	25,857	2,115,181
Sagem SA (2)	2,496	229,392
Sanofi-Aventis (2)	135,603	10,209,642
Schneider Electric SA	31,122	2,161,201
Societe BIC SA (2)	4,095	198,595
Societe Generale Class A (2)	46,215	4,462,312
Societe Television Francaise 1 (2)	16,614	529,057
Sodexho Alliance SA (2)	15,093	459,760
Suez SA (2)	110,799	2,604,984
Technip-Coflexip SA (2)	2,457	413,083
Thales SA (2)	11,349	485,836
Thomson (2)	32,919	791,456
Total SA (2)	81,900	17,927,462
Unibail Holding (2)	5,763	818,015
Valeo SA (2)	11,092	438,717
Veolia Environnement (2)	35,685	1,125,446
Vinci SA (2)	9,945	1,231,201
Vivendi Universal SA (1)	141,804	4,183,914
Zodiac SA (2)	6,084	250,583

		111,157,448

GERMANY—19.32%
Adidas-Salomon AG (2)	6,084	953,656
Allianz AG (2)	42,588	5,321,115
ALTANA AG (2)	10,062	550,429
BASF AG (2)	72,423	4,874,292
Bayer AG (2)	91,728	2,906,361
Bayerische Hypo-und Vereinsbank AG (1)	87,633	1,953,179
Beiersdorf AG (2)	2,414	259,618
Celesio AG	4,446	341,242
Commerzbank AG (1) (2)	63,063	1,258,046
Continental AG (2)	17,550	1,069,443
DaimlerChrysler AG	119,808	5,358,117
Deutsche Bank AG (2)	68,094	5,769,396
Deutsche Boerse AG	15,561	921,354
Deutsche Lufthansa AG (1) (2)	30,654	432,666
Deutsche Post AG	59,787	1,261,029
Deutsche Telekom AG (1)	377,442	8,016,196
Douglas Holding AG	4,329	142,973
E.ON AG (2)	86,229	7,257,786
EPCOS AG (1) (2)	7,254	115,595
Fresenius Medical Care AG (2)	4,797	374,239
HeidelbergerCement AG (2)	8,932	508,794
Hypo Real Estate Holding AG (1)	18,540	718,027
Infineon Technologies AG (1)	87,165	965,003
KarstadtQuelle AG (2)	5,979	60,949
KarstadtQuelle AG Rights (1) (2)	5,979	13,270
Linde AG (2)	11,934	728,808
MAN AG (2)	15,327	580,555
Merck KGaA	6,669	386,357
METRO AG (2)	20,124	1,012,061
MLP AG (2)	8,892	176,678

Muenchener Rueckversicherungs-Gesellschaft AG (2)	25,389	2,879,986
Puma AG	2,223	612,493
RWE AG (2)	54,639	2,903,992
SAP AG (2)	28,431	5,080,357
Schering AG (2)	22,698	1,615,431
Siemens AG (2)	111,267	8,909,734
Suedzucker AG (2)	7,254	147,988
ThyssenKrupp AG (2)	42,939	924,503
TUI AG (2)	19,071	424,551
Volkswagen AG (2)	31,239	1,409,543

		79,195,812

GREECE—1.10%
Hellenic Telecommunications Organization SA ADR	206,037	1,673,020
National Bank of Greece SA ADR (2)	464,067	2,854,012

		4,527,032

IRELAND—2.71%
Allied Irish Banks PLC	121,095	2,352,962
Bank of Ireland	137,007	2,090,383
CRH PLC	75,816	1,914,502
DCC PLC	11,700	244,911
Depfa Bank PLC	49,842	814,783
Eircom Group PLC	61,659	139,311
Elan Corp. PLC (1)	54,054	1,411,665
Fyffes PLC	45,747	126,464
Grafton Group PLC (1)	27,027	274,071
Greencore Group PLC	28,197	108,678
Independent News & Media PLC	84,591	250,709
Irish Life & Permanent PLC	37,323	644,854
Kerry Group PLC Class A	20,007	459,746
Kingspan Group PLC	17,433	155,930
Ryanair Holdings PLC (1)	21,760	147,203
Waterford Wedgewood PLC (1)	57,961	6,163
Waterford Wedgewood PLC Restricted	9,511	1,011

		11,143,346

ITALY—11.65%
Alleanza Assicurazioni SpA (2)	64,467	795,109
Arnoldo Mondadori Editore SpA (2)	15,210	163,336
Assicurazioni Generali SpA (2)	132,327	4,078,407
Autogrill SpA (1) (2)	21,177	330,426
Autostrade SpA	38,259	932,555
Banca Antonveneta SpA (1)	33,813	808,905
Banca Fideuram SpA (2)	46,332	228,453
Banca Intesa SpA (2)	458,523	2,029,302
Banca Monte dei Paschi di Siena SpA (2)	153,216	500,934
Banca Nazionale del Lavoro SpA (1) (2)	233,065	569,948
Banca Nazionale del Lavoro SpA Rights	171,078	25,011
Banca Popolare di Milano Scrl (2)	53,703	436,809
Banca Popolare di Verona e Novara Scrl (2)	50,895	973,368
Banche Popolari Unite Scrl	45,075	887,821
Benetton Group SpA (2)	5,382	64,734
Bulgari SpA (2)	16,497	188,558
Capitalia SpA (2)	204,066	800,081
Edison SpA (1) (2)	121,914	250,336
Enel SpA (2)	504,972	4,503,303
ENI SpA (2)	365,040	8,960,839
Fiat SpA (1) (2)	76,401	566,597
Fineco SpA (1) (2)	26,797	199,441
Finmeccanica SpA (2)	897,858	768,484
Gruppo Editoriale L’Espresso SpA (2)	23,985	133,247
Italcementi SpA (2)	12,519	189,345
Luxottica Group SpA (2)	19,539	381,215
Mediaset SpA (2)	82,017	993,033
Mediobanca SpA (2)	68,094	985,549
Mediolanum SpA (2)	40,326	279,767
Pirelli SpA	259,857	330,512
Riunione Adriatica di Sicurta SpA (2)	41,912	907,961
Sanpaolo IMI SpA (2)	146,903	2,016,844
Seat Pagine Gialle SpA (1) (2)	521,830	212,223
Snam Rete Gas SpA (2)	100,121	536,255
Telecom Italia Media SpA (1) (2)	205,241	78,287
Telecom Italia Mobile SpA (2)	521,352	3,457,585
Telecom Italia SpA (2)	1,127,646	4,323,743
Terna SpA Rights (1) (2)	142,506	374,060
Tiscali SpA (1) (2)	28,287	114,664
UniCredito Italiano SpA (2)	614,367	3,388,577

		47,765,624

NETHERLANDS—13.90%
ABN AMRO Holding NV	216,099	5,307,574
AEGON NV	190,710	2,357,207
Akzo Nobel NV	36,738	1,519,485
ASML Holding NV (1) (2)	66,924	1,026,429
Corio NV (2)	3,766	206,014
DSM NV	10,413	626,371
Euronext NV (2)	14,742	446,521
Getronics NV (1) (2)	70,785	149,582
Hagemeyer NV (1) (2)	72,189	146,792
Heineken NV	34,164	1,080,655
IHC Caland NV (2)	3,393	207,571
ING Groep NV	255,528	7,029,916
Koninklijke Ahold NV (1)	215,748	1,588,539
Koninklijke KPN NV (2)	277,173	2,405,500
Koninklijke Numico NV CVA (1) (2)	20,866	743,216
Koninklijke Philips Electronics NV	181,467	4,678,867
Oce NV	8,541	127,703
QIAGEN NV (1) (2)	18,486	202,693
Randstad Holdings NV	5,967	229,190
Reed Elsevier NV	94,419	1,264,915
Rodamco Europe NV	5,265	400,254
Royal Dutch Petroleum Co.	290,160	16,620,961

TPG NV	52,182	1,367,631
Unilever NV CVA (2)	78,975	4,965,739
Vedior NV	22,698	380,705
VNU NV	32,292	974,231
Wereldhave NV	2,106	208,384
Wolters Kluwer NV CVA	38,142	732,002

		56,994,647

PORTUGAL—1.14%
Banco BPI SA Registered	57,981	235,803
Banco Comercial Portugues SA Class R (2)	270,935	676,962
Banco Espirito Santo SA	18,975	335,409
Brisa-Auto Estradas de Portugal SA (2)	69,615	610,644
CIMPOR-Cimentos de Portugal SGPS SA	42,939	237,974
Electricidade de Portugal SA (2)	246,954	731,918
Energias de Portugal SA (3)	50,152	148,640
Jeronimo Martins SGPS SA (1)	6,084	77,382
Portugal Telecom SGPS SA (2)	105,534	1,248,314
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	7,137	169,789
Sonae SGPS SA	148,744	195,711

		4,668,546

SPAIN—11.77%
Abertis Infraestructuras SA (2)	38,377	795,669
Acciona SA (2)	3,276	256,884
Acerinox SA (2)	29,484	432,218
Actividades de Construcciones y Servicios SA	36,918	775,241
Altadis SA (2)	38,259	1,562,054
Amadeus Global Travel Distribution SA Class A (2)	43,758	381,507
Antena 3 Television SA (1) (2)	2,984	196,311
Banco Bilbao Vizcaya Argentaria SA (2)	449,163	7,390,366
Banco Popular Espanol SA (2)	23,049	1,453,242
Banco Santander Central Hispano SA (2)	825,669	9,920,093
Cintra Concesiones de Infraestructuras de Transporte SA (1)	5,382	55,078
Corporacion Mapfre SA (2)	16,499	231,560
Endesa SA (2)	133,146	2,866,715
Fomento de Construcciones y Contratas SA	6,084	248,966
Gamesa Corporacion Tecnologica SA	18,252	240,638
Gas Natural SDG SA (2)	22,815	651,929
Grupo Ferrovial SA (2)	8,892	428,990
Iberdrola SA	106,002	2,490,793
Iberia Lineas Aereas de Espana SA (2)	63,063	205,344
Indra Sistemas SA (2)	15,912	249,756
Industria de Diseno Textil SA (2)	31,948	934,980
Metrovacesa SA	5,531	263,141
NH Hoteles SA (2)	18,018	225,100
Promotora de Informaciones SA	11,583	238,305
Repsol YPF SA (2)	129,636	3,159,849
Sacyr Vallehermoso SA (2)	14,157	216,565
Sociedad General de Aguas de Barcelona SA Class B (2)	9,126	170,533

Sociedad General de Aguas de Barcelona SA Rights (1) (2)	9,126	1,698
Sogecable SA (1) (2)	5,499	233,286
Telefonica Publicidad e Informacion SA (2)	25,740	210,048
Telefonica SA	614,133	10,790,342
Union Fenosa SA (2)	30,303	779,709
Zeltia SA (2)	23,985	175,325

		48,232,235

SWITZERLAND—0.40%
STMicroelectronics NV	82,721	1,662,298

		1,662,298

TOTAL COMMON STOCKS (Cost: $346,089,609)		403,875,271

Security	Shares	Value
PREFERRED STOCKS—1.27%

GERMANY—0.64%
Fresenius Medical Care AG (2)	3,978	221,577
Henkel KGaA (2)	8,424	713,068
Porsche AG (2)	1,170	745,928
ProSiebenSat.1 Media AG (2)	12,731	213,363
RWE AG	5,031	227,339
Volkswagen AG	14,508	475,105

		2,596,380

ITALY—0.63%
Banca Intesa SpA RNC (2)	138,294	521,991
Telecom Italia SpA RNC (2)	751,725	2,073,091

		2,595,082

TOTAL PREFERRED STOCKS (Cost: $4,023,905)		5,191,462

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—37.98%

COMMERCIAL PAPER—9.01%

Amsterdam Funding Corp.
2.00%, 12/13/04 (4)	465,096	464,777
2.00%, 12/15/04 (4)	465,096	464,734
2.05%, 12/15/04 (4)	1,395,288	1,394,175
2.25%, 01/04/05 (4)	232,548	232,054
Barton Capital Corp.
2.02%, 12/15/04 (4)	466,128	465,762
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (4)	418,586	418,447
2.03%, 12/08/04 (4)	465,096	464,912
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (4)	1,139,503	1,137,011
Corporate Asset Funding
2.21%, 02/07/05 (4)	697,644	694,738
2.26%, 02/03/05 (4)	930,192	926,454
CRC Funding LLC
2.21%, 02/07/05 (4)	232,548	231,579
Depfa Bank PLC
2.28%, 05/03/05 (4)	465,096	460,599
Edison Asset Securitization
1.59%, 12/02/04 (4)	930,192	930,151
2.02%, 12/08/04 (4)	1,395,288	1,394,739
2.26%, 05/04/05 (4)	1,162,740	1,151,498
Fairway Finance Corp.
2.00%, 12/14/04 (4)	606,076	605,638
2.04%, 12/07/04 (4)	186,308	186,245
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (4)	1,314,454	1,313,486
Ford Credit Auto Receivables
1.85%, 01/14/05 (4)	465,096	464,044
2.28%, 04/27/05 (4)	697,644	691,149
Fortis Funding LLC
2.35%, 05/09/05 (4)	1,302,268	1,288,752
General Electric Capital Corp.
2.00%, 12/06/04 (4)	697,644	697,450
2.02%, 12/08/04 (4)	1,395,288	1,394,739
2.24%, 02/02/05 (4)	2,790,575	2,779,636

Georgetown Funding Co. LLC
2.27%, 01/20/05 (4)	325,567	324,541
GIRO Funding US Corp.
2.20%, 02/08/05 (4)	516,470	514,293
Grampian Funding LLC
2.27%, 02/01/05 (4)	697,644	694,916
Jupiter Securitization Corp.
2.00%, 12/08/04 (4)	748,944	748,653
2.03%, 12/10/04 (4)	395,629	395,428
Liberty Street Funding Corp.
2.00%, 12/07/04 (4)	748,088	747,839
Mortgage Interest Networking Trust
2.24%, 02/01/05 (4)	604,625	602,292
Nationwide Building Society
1.63%, 12/09/04 (4)	772,059	771,779
2.21%, 02/10/05 (4)	930,192	926,137
New Center Asset Trust
2.04%, 12/13/04 (4)	930,192	929,559
2.25%, 02/02/05 (4)	874,380	870,938
Park Avenue Receivables Corp.
2.03%, 12/15/04 (4)	941,456	940,713
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (4)	697,644	697,329
Prudential Funding LLC
1.60%, 12/01/04 (4)	465,096	465,096
Ranger Funding Co. LLC
2.03%, 12/01/04 (4)	680,640	680,640
2.05%, 12/15/04 (4)	356,729	356,444
Solitaire Funding Ltd.
2.28%, 02/02/05 (4)	592,960	590,594
Sydney Capital Corp.
2.25%, 01/18/05 (4)	465,096	463,701
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (4)	476,891	476,510
2.06%, 12/13/04 (4)	86,396	86,337
2.06%, 12/15/04 (4)	513,894	513,483
Thunder Bay Funding Inc.
2.03%, 12/07/04 (4)	223,599	223,524
2.05%, 12/15/04 (4)	915,504	914,774
Tulip Funding Corp.
2.25%, 01/14/05 (4)	465,096	463,817
UBS Finance (Delaware)
1.11%, 12/17/04 (4)	1,395,288	1,394,599
Variable Funding Capital Corp.
2.02%, 12/06/04 (4)	465,096	464,965
Windmill Funding Corp.
2.00%, 12/15/04 (4)	418,586	418,261

		36,929,931

FLOATING RATE NOTES—12.86%

American Express Credit Corp.
2.19%, 10/26/05 (4)	1,860,383	1,861,224
Bank of Nova Scotia
2.10%, 09/26/05 (4)	232,548	232,464
Beta Finance Inc.
1.97%, 05/04/05 (4) (5)	558,115	558,068
2.07%, 09/23/05 (4) (5)	837,173	836,901
2.07%, 09/27/05 (4) (5)	744,153	743,909
2.14%, 03/15/05 (4) (5)	465,096	465,204
2.22%, 10/27/05 (4) (5)	883,682	884,561
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (4)	1,395,288	1,394,931
2.04%, 12/14/05 (4)	837,173	836,891
2.13%, 10/31/05 (4)	930,192	929,971
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (4)	1,646,439	1,646,439
CC USA Inc.
1.97%, 05/04/05 (4) (5)	930,192	930,113
2.06%, 07/29/05 (4) (5)	930,192	930,008

Den Danske Bank NY
2.02%, 08/12/05 (4)	930,192	929,997
2.11%, 08/26/05 (4)	930,192	929,987
2.22%, 10/17/05 (4)	930,192	929,948
Depfa Bank PLC
1.86%, 09/15/05 (4)	930,192	930,192
Dorada Finance Inc.
2.06%, 07/29/05 (4) (5)	772,059	771,906
Fairway Finance LLC
2.05%, 03/14/05 (4)	930,192	930,192
2.10%, 01/20/05 (4)	465,096	465,096
Fifth Third Bancorp
2.11%, 11/23/05 (4) (5)	1,860,383	1,860,383
Five Finance Inc.
2.14%, 04/29/05 (4) (5)	744,153	744,123
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (4)	651,134	651,134
HBOS Treasury Services PLC
1.96%, 04/22/05 (4)	930,192	930,192
K2 USA LLC
2.04%, 09/12/05 (4) (5)	930,192	930,048
2.05%, 06/10/05 (4) (5)	930,192	930,132
2.05%, 07/25/05 (4) (5)	465,096	465,036
2.12%, 10/20/05 (4) (5)	930,192	930,220
Links Finance LLC
2.05%, 04/15/05 (4) (5)	930,192	930,123
2.05%, 11/16/05 (4) (5)	465,096	465,007
2.12%, 04/25/05 (4)	930,192	930,434
National City Bank (Ohio)
2.00%, 08/09/05 (4)	930,192	930,000
2.08%, 06/10/05 (4)	465,096	465,172
2.08%, 06/23/05 (4)	930,192	930,036
Nationwide Building Society
1.96%, 10/28/05 (4) (5)	1,581,326	1,581,513
Norddeutsche Landesbank
2.04%, 07/27/05 (4)	930,192	929,978
Northern Rock PLC
2.02%, 01/13/05 (4) (5)	883,682	883,682
2.15%, 10/25/05 (4) (5)	1,860,383	1,860,383
Permanent Financing PLC
2.04%, 03/10/05 (4)	930,192	930,192
2.05%, 12/10/04 (4)	465,096	465,096
2.07%, 06/10/05 (4)	418,586	418,586
2.08%, 09/12/05 (4)	1,162,740	1,162,740
Sigma Finance Inc.
2.09%, 08/17/05 (4)	465,096	465,125
2.09%, 09/15/05 (4)	1,162,740	1,162,824
2.22%, 11/28/05 (4) (5)	930,192	931,022
Tango Finance Corp.
2.02%, 04/07/05 (4) (5)	341,380	341,368
2.06%, 01/18/05 (4) (5)	409,284	409,279
2.07%, 09/15/05 (4) (5)	818,569	818,467
2.15%, 07/25/05 (4) (5)	930,192	930,131
2.24%, 05/17/05 (4) (5)	772,059	772,041
2.33%, 02/25/05 (4) (5)	520,907	520,883
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (4)	1,395,288	1,395,288
WhistleJacket Capital LLC
1.84%, 06/15/05 (4) (5)	465,096	465,039
2.06%, 07/15/05 (4) (5)	697,644	697,556
2.06%, 09/15/05 (4)	697,644	697,533
2.06%, 10/14/05 (4) (5)	465,096	465,055
White Pine Finance LLC
1.95%, 11/01/05 (4) (5)	474,398	474,258
1.98%, 07/05/05 (4)	465,096	465,036
2.02%, 07/11/05 (4)	232,548	232,532
2.05%, 04/15/05 (4) (5)	697,644	697,592

2.07%, 06/15/05 (4) (5)	381,379	381,379
2.14%, 03/29/05 (4)	399,982	399,953
2.14%, 08/26/05 (4) (5)	465,096	465,028
2.29%, 05/20/05 (4)	418,586	418,567
Winston Funding Ltd.
2.16%, 01/24/05 (4) (5)	664,157	664,157

		52,732,325

MEDIUM-TERM NOTES—0.72%

CC USA Inc.
1.29%, 04/15/05 (4) (5)	930,192	930,157
1.51%, 02/15/05 (4) (5)	604,625	604,820
Dorada Finance Inc.
1.48%, 01/18/05 (4) (5)	697,644	697,639
K2 USA LLC
1.46%, 01/12/05 (4) (5)	465,096	465,090
WhistleJacket Capital LLC
1.32%, 02/04/05 (4) (5)	232,548	232,540

		2,930,246

MONEY MARKET FUNDS—6.99%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (6)	3,720,767	3,720,767
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (4) (6)	14,251,986	14,251,986
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (4) (6)	10,232,108	10,232,108
BlackRock Temp Cash Money Market Fund (4)	203,311	203,311
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	259,043	259,043

		28,667,215

REPURCHASE AGREEMENTS—3.40%

Goldman Sachs & Co.
2.07%, 12/01/04 (4) (7)	9,301,917	9,301,917
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (4) (7)	4,650,958	4,650,958

		13,952,875

TIME DEPOSITS—4.17%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (4)	930,192	930,192
1.33%, 02/10/05 (4)	465,096	465,082
1.39%, 02/02/05 (4)	465,096	465,084
1.39%, 04/08/05 (4)	651,134	651,100
Bank of New York
1.60%, 12/03/04 (4)	232,548	232,547
HBOS Treasury Services PLC
1.24%, 04/01/05 (4)	595,323	595,303
National City Bank (Indiana)
1.98%, 12/01/04 (4)	1,395,288	1,395,288
National City Bank (Ohio)
1.25%, 01/06/05 (4)	930,192	930,196
Norddeutsche Landesbank
2.11%, 06/07/05 (4)	930,192	930,097
Rabobank Nederland NV NY
2.08%, 12/01/04 (4)	930,192	930,192
Regions Bank (Alabama)
1.98%, 12/01/04 (4)	930,192	930,192
Societe Generale
2.00%, 12/01/04 (4)	1,395,288	1,395,288
Toronto-Dominion Bank
1.22%, 03/23/05 (4)	1,627,835	1,627,748
1.34%, 02/10/05 (4)	372,077	372,066
1.77%, 05/10/05 (4)	465,096	465,076
1.90%, 05/11/05 (4)	465,096	465,075
2.25%, 01/31/05 (4)	465,096	465,096
2.30%, 05/12/05 (4)	232,548	232,475
2.66%, 11/09/05 (4)	930,192	930,062

UBS Finance (Connecticut)
2.67%, 11/09/05 (4)	372,077	372,042
Washington Mutual Bank
2.05%, 12/14/04 (4)	1,395,288	1,395,288
2.27%, 02/02/05 (4)	372,077	372,077
Wells Fargo Bank NA
1.98%, 12/01/04 (4)	558,115	558,116

		17,105,682

U.S. GOVERNMENT AGENCY NOTES—0.83%

Federal Home Loan Bank
1.63%, 04/15/05 (4)	651,134	651,906
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (4)	432,539	431,501
1.80%, 01/19/05 (4)	465,096	463,956
2.06%, 05/31/05 (4)	463,728	458,926
Federal National Mortgage Association
2.33%, 07/22/05 (4)	1,395,288	1,374,291

		3,380,580

TOTAL SHORT-TERM INVESTMENTS (Cost: $155,698,854)		155,698,854

TOTAL INVESTMENTS IN SECURITIES — 137.77% (Cost: $505,812,368) (8)		564,765,587
Other Assets, Less Liabilities — (37.77%)		(154,826,491)

NET ASSETS — 100.00%		$409,939,096

ADR -	American Depositary Receipts
(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(4)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(5)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(8)	The cost of investments for federal income tax purposes was $513,322,020. Net unrealized appreciation aggregated $51,443,567, of which $60,419,070 represented gross unrealized appreciation on securities and $8,975,503 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.69%

ADVERTISING—0.51%
Publicis Groupe (1)	10,094	333,642

		333,642

AEROSPACE & DEFENSE—1.70%
European Aeronautic Defense and Space Co.	19,264	582,464
Sagem SA (1)	1,510	138,775
Thales SA (1)	6,146	263,102
Zodiac SA (1)	3,010	123,974

		1,108,315

AIRLINES—0.28%
Air France (1)	9,660	182,694

		182,694

APPAREL—0.21%
Hermes International (1)	756	138,657

		138,657

AUTO MANUFACTURERS—3.12%
PSA Peugeot Citroen SA (1)	13,538	827,483
Renault SA (1)	14,742	1,205,940

		2,033,423

AUTO PARTS & EQUIPMENT—1.38%
Compagnie Generale des Etablissements Michelin Class B (1)	11,410	659,351
Valeo SA (1)	6,006	237,552

		896,903

BANKS—13.10%
BNP Paribas SA (1)	63,420	4,408,281
Credit Agricole SA (1)	52,794	1,563,295
Societe Generale Class A (1)	26,544	2,562,969

		8,534,545

BEVERAGES—0.96%
Pernod Ricard SA (1)	4,200	626,860

		626,860

BUILDING MATERIALS—4.43%
Compagnie de Saint-Gobain (1)	24,738	1,407,509
Imerys SA (1)	2,590	197,757
Lafarge SA	13,622	1,279,070

		2,884,336

CHEMICALS—2.31%
L’Air Liquide SA (1)	8,694	1,503,274

		1,503,274

COMMERCIAL SERVICES—0.42%
Autoroutes du Sud de la France (1)	5,502	270,341

		270,341

COMPUTERS—0.84%
Atos Origin SA (2)	3,458	229,471
Cap Gemini SA (1) (2)	9,912	320,117

		549,588

COSMETICS & PERSONAL CARE—2.69%
L’Oreal SA	24,220	1,751,114

		1,751,114

DIVERSIFIED FINANCIAL SERVICES—0.36%
Euronext NV (1)	7,756	234,922

		234,922

ENGINEERING & CONSTRUCTION—2.15%
Bouygues SA (1)	15,890	683,398
Vinci SA (1)	5,810	719,284

		1,402,682

FOOD—6.26%
Carrefour SA (1)	45,626	2,167,246
Etablissements Economiques du Casino Guichard-Perrachon SA (1)	2,618	200,938
Groupe Danone (1)	19,208	1,711,679

		4,079,863

FOOD SERVICE—0.36%
Sodexho Alliance SA (1)	7,714	234,983

		234,983

HAND & MACHINE TOOLS—1.88%
Schneider Electric SA (1)	17,640	1,224,972

		1,224,972

HEALTH CARE-PRODUCTS—0.82%
Essilor International SA (1)	7,826	534,619

		534,619

HOLDING COMPANIES - DIVERSIFIED—2.13%
LVMH Moet Hennessy Louis Vuitton SA (1)	19,502	1,386,674

		1,386,674

HOME FURNISHINGS—0.70%
Thomson (1)	18,970	456,086

		456,086

HOUSEHOLD PRODUCTS & WARES—0.19%
Societe BIC SA (1)	2,586	125,413

		125,413

INSURANCE—4.35%
AXA (1)	112,924	2,644,438
CNP Assurances (1)	2,814	190,737

		2,835,175

IRON & STEEL—1.29%
Arcelor (1)	38,178	840,770

		840,770

LODGING—0.99%
Accor SA (1)	15,092	643,060

		643,060

MACHINERY - DIVERSIFIED—0.40%
ALSTOM (2)	345,548	261,773

		261,773

MEDIA—5.24%
Lagardere S.C.A. (1)	10,038	716,412
Societe Television Francaise 1 (1)	9,464	301,372
Vivendi Universal SA (2)	81,116	2,393,320

		3,411,104

OIL & GAS—15.72%
Total SA (1)	46,774	10,238,573

		10,238,573

OIL & GAS SERVICES—0.41%
Technip-Coflexip SA (1)	1,568	263,620

		263,620

PHARMACEUTICALS—9.01%
Sanofi-Aventis (1)	77,980	5,871,167

		5,871,167

REAL ESTATE—1.31%
Gecina SA (1)	2,072	195,244
Klepierre	1,890	161,641
Unibail Holding (1)	3,486	494,812

		851,697

RETAIL—0.86%
Pinault-Printemps-Redoute SA (1)	5,362	557,282

		557,282

SEMICONDUCTORS—1.45%
STMicroelectronics NV	46,802	940,497

		940,497

SOFTWARE—0.55%
Business Objects SA (1) (2)	5,320	124,654
Dassault Systemes SA (1)	4,536	235,054

		359,708

TELECOMMUNICATIONS—7.99%
Alcatel SA Class A (1) (2)	97,216	1,516,866
France Telecom	117,488	3,689,764

		5,206,630

WATER—3.32%
Suez SA (1)	63,994	1,504,556
Veolia Environnement (1)	20,944	660,539

		2,165,095

TOTAL COMMON STOCKS (Cost: $59,297,560)		64,940,057

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—42.24%

COMMERCIAL PAPER—10.03%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	82,242	82,173
2.00%, 12/15/04 (3)	82,242	82,178
2.05%, 12/15/04 (3)	246,725	246,528
2.25%, 01/04/05 (3)	41,121	41,033
Barton Capital Corp.
2.02%, 12/15/04 (3)	82,424	82,359
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	74,017	73,993
2.03%, 12/08/04 (3)	82,242	82,209
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	201,495	201,055

Corporate Asset Funding
2.21%, 02/07/05 (3)	123,362	122,849
2.26%, 02/03/05 (3)	164,483	163,822
CRC Funding LLC
2.21%, 02/07/05 (3)	41,121	40,950
Depfa Bank PLC
2.28%, 05/03/05 (3)	82,242	81,446
Edison Asset Securitization
1.59%, 12/02/04 (3)	164,483	164,476
2.02%, 12/08/04 (3)	246,725	246,628
2.26%, 05/04/05 (3)	205,604	203,616
Fairway Finance Corp.
2.00%, 12/14/04 (3)	107,171	107,094
2.04%, 12/07/04 (3)	32,944	32,933
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	232,431	232,260
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	82,242	82,056
2.28%, 04/27/05 (3)	123,362	122,214
Fortis Funding LLC
2.35%, 05/09/05 (3)	230,276	227,886
General Electric Capital Corp.
2.00%, 12/06/04 (3)	123,362	123,328
2.02%, 12/08/04 (3)	246,725	246,628
2.24%, 02/02/05 (3)	493,449	491,515
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	57,569	57,388
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	91,326	90,941
Grampian Funding LLC
2.27%, 02/01/05 (3)	123,362	122,880
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	132,434	132,382
2.03%, 12/10/04 (3)	69,958	69,922
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	132,282	132,238
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	106,914	106,502
Nationwide Building Society
1.63%, 12/09/04 (3)	136,521	136,472
2.21%, 02/10/05 (3)	164,483	163,766
New Center Asset Trust
2.04%, 12/13/04 (3)	164,483	164,371
2.25%, 02/02/05 (3)	154,614	154,005
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	166,475	166,344
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	123,362	123,307
Prudential Funding LLC
1.60%, 12/01/04 (3)	82,242	82,242
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	120,356	120,356
2.05%, 12/15/04 (3)	63,079	63,029
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	104,851	104,433
Sydney Capital Corp.
2.25%, 01/18/05 (3)	82,242	81,995
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	84,327	84,260
2.06%, 12/13/04 (3)	15,277	15,267
2.06%, 12/15/04 (3)	90,870	90,798
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	39,538	39,525
2.05%, 12/15/04 (3)	161,886	161,757
Tulip Funding Corp.
2.25%, 01/14/05 (3)	82,242	82,015

UBS Finance (Delaware)
1.11%, 12/17/04 (3)	246,725	246,603
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	82,242	82,218
Windmill Funding Corp.
2.00%, 12/15/04 (3)	74,017	73,960

		6,530,205

FLOATING RATE NOTES—14.31%

American Express Credit Corp.
2.19%, 10/26/05 (3)	328,966	329,115
Bank of Nova Scotia
2.10%, 09/26/05 (3)	41,121	41,106
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	98,690	98,682
2.07%, 09/23/05 (3) (4)	148,035	147,987
2.07%, 09/27/05 (3) (4)	131,586	131,543
2.14%, 03/15/05 (3) (4)	82,242	82,261
2.22%, 10/27/05 (3) (4)	156,259	156,414
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	246,725	246,662
2.04%, 12/14/05 (3)	148,035	147,985
2.13%, 10/31/05 (3)	164,483	164,444
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	291,135	291,135
CC USA Inc.
1.97%, 05/04/05 (3) (4)	164,483	164,469
2.06%, 07/29/05 (3) (4)	164,483	164,451
Den Danske Bank NY
2.02%, 08/12/05 (3)	164,483	164,449
2.11%, 08/26/05 (3)	164,483	164,447
2.22%, 10/17/05 (3)	164,483	164,440
Depfa Bank PLC
1.86%, 09/15/05 (3)	164,483	164,483
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	136,521	136,494
Fairway Finance LLC
2.05%, 03/14/05 (3)	164,483	164,483
2.10%, 01/20/05 (3)	82,242	82,242
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	328,966	328,966
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	131,586	131,582
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	115,138	115,138
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	164,483	164,483
K2 USA LLC
2.04%, 09/12/05 (3) (4)	164,483	164,458
2.05%, 06/10/05 (3) (4)	164,483	164,473
2.05%, 07/25/05 (3) (4)	82,242	82,231
2.12%, 10/20/05 (3) (4)	164,483	164,488
Links Finance LLC
2.05%, 04/15/05 (3) (4)	164,483	164,471
2.05%, 11/16/05 (3) (4)	82,242	82,226
2.12%, 04/25/05 (3)	164,483	164,526
National City Bank (Ohio)
2.00%, 08/09/05 (3)	164,483	164,449
2.08%, 06/10/05 (3)	82,242	82,255
2.08%, 06/23/05 (3)	164,483	164,456
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	279,621	279,654
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	164,483	164,445
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	156,259	156,259
2.15%, 10/25/05 (3) (4)	328,966	328,966

Permanent Financing PLC
2.04%, 03/10/05 (3)	164,483	164,483
2.05%, 12/10/04 (3)	82,242	82,242
2.07%, 06/10/05 (3)	74,017	74,017
2.08%, 09/12/05 (3)	205,604	205,604
Sigma Finance Inc.
2.09%, 08/17/05 (3)	82,242	82,247
2.09%, 09/15/05 (3)	205,604	205,619
2.22%, 11/28/05 (3) (4)	164,483	164,630
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	60,365	60,363
2.06%, 01/18/05 (3) (4)	72,373	72,372
2.07%, 09/15/05 (3) (4)	144,745	144,727
2.15%, 07/25/05 (3) (4)	164,483	164,472
2.24%, 05/17/05 (3) (4)	136,521	136,518
2.33%, 02/25/05 (3) (4)	92,111	92,107
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	246,725	246,725
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	82,242	82,231
2.06%, 07/15/05 (3) (4)	123,362	123,347
2.06%, 09/15/05 (3)	123,362	123,343
2.06%, 10/14/05 (3) (4)	82,242	82,235
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	83,886	83,862
1.98%, 07/05/05 (3)	82,242	82,231
2.02%, 07/11/05 (3)	41,121	41,118
2.05%, 04/15/05 (3) (4)	123,362	123,353
2.07%, 06/15/05 (3) (4)	67,438	67,438
2.14%, 03/29/05 (3)	70,728	70,723
2.14%, 08/26/05 (3) (4)	82,242	82,229
2.29%, 05/20/05 (3)	74,017	74,014
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	117,441	117,441

		9,324,509

MEDIUM-TERM NOTES—0.80%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	164,483	164,478
1.51%, 02/15/05 (3) (4)	106,914	106,949
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	123,362	123,362
K2 USA LLC
1.46%, 01/12/05 (3) (4)	82,242	82,241
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	41,121	41,119

		518,149

MONEY MARKET FUNDS—7.75%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	657,932	657,932
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	2,502,302	2,502,302
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,809,314	1,809,314
BlackRock Temp Cash Money Market Fund (3)	35,951	35,951
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	45,806	45,806

		5,051,305

REPURCHASE AGREEMENTS—3.79%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	1,644,831	1,644,831
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	822,415	822,415

		2,467,246

TIME DEPOSITS—4.64%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	164,483	164,483
1.33%, 02/10/05 (3)	82,242	82,239
1.39%, 02/02/05 (3)	82,242	82,239
1.39%, 04/08/05 (3)	115,138	115,133
Bank of New York
1.60%, 12/03/04 (3)	41,121	41,121
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	105,269	105,266
National City Bank (Indiana)
1.98%, 12/01/04 (3)	246,725	246,725
National City Bank (Ohio)
1.25%, 01/06/05 (3)	164,483	164,484
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	164,483	164,466
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	164,483	164,483
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	164,483	164,483
Societe Generale
2.00%, 12/01/04 (3)	246,725	246,725
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	287,845	287,830
1.34%, 02/10/05 (3)	65,793	65,791
1.77%, 05/10/05 (3)	82,242	82,238
1.90%, 05/11/05 (3)	82,242	82,238
2.25%, 01/31/05 (3)	82,242	82,242
2.30%, 05/12/05 (3)	41,121	41,108
2.66%, 11/09/05 (3)	164,483	164,460
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	65,793	65,787
Washington Mutual Bank
2.05%, 12/14/04 (3)	246,725	246,725
2.27%, 02/02/05 (3)	65,793	65,793
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	98,690	98,690

		3,024,749

U.S. GOVERNMENT AGENCY NOTES—0.92%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	115,138	115,275
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	76,485	76,301
1.80%, 01/19/05 (3)	82,242	82,040
2.06%, 05/31/05 (3)	82,000	81,150
Federal National Mortgage Association
2.33%, 07/22/05 (3)	246,725	243,012

		597,778

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,513,941)		27,513,941

TOTAL INVESTMENTS IN SECURITIES — 141.93% (Cost: $86,811,501) (7)		92,453,998
Other Assets, Less Liabilities — (41.93%)		(27,312,745)

NET ASSETS — 100.00%		$65,141,253

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $86,980,140. Net unrealized appreciation aggregated $5,473,858, of which $14,806,350 represented gross unrealized appreciation on securities and $9,332,492 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—96.44%

AIRLINES—0.60%
Deutsche Lufthansa AG (1) (2)	50,056	706,516

		706,516

APPAREL—2.02%
Adidas-Salomon AG (2)	9,218	1,444,904
Puma AG (2)	3,344	921,357

		2,366,261

AUTO MANUFACTURERS—8.33%
DaimlerChrysler AG (2)	172,018	7,693,081
Volkswagen AG (2)	45,980	2,074,675

		9,767,756

AUTO PARTS & EQUIPMENT—1.45%
Continental AG (2)	28,006	1,706,600

		1,706,600

BANKS—13.27%
Bayerische Hypo-und Vereinsbank AG (1)	123,530	2,753,257
Commerzbank AG (1) (2)	106,194	2,118,468
Depfa Bank PLC	68,376	1,117,764
Deutsche Bank AG (2)	100,320	8,499,806
Hypo Real Estate Holding AG (1)	27,910	1,080,913

		15,570,208

BIOTECHNOLOGY—0.25%
QIAGEN NV (1) (2)	26,972	295,739

		295,739

BUILDING MATERIALS—0.57%
HeidelbergerCement AG (2)	11,704	666,696

		666,696

CHEMICALS—8.51%
BASF AG	84,656	5,697,611
Bayer AG	135,256	4,285,526

		9,983,137

COSMETICS & PERSONAL CARE—0.39%
Beiersdorf AG (2)	4,259	458,041

		458,041

DIVERSIFIED FINANCIAL SERVICES—1.48%
Deutsche Boerse AG (2)	23,936	1,417,231
MLP AG (2)	16,022	318,346

		1,735,577

ELECTRIC—12.23%
E.ON AG (2)	120,450	10,138,124
RWE AG (2)	79,112	4,204,701

		14,342,825

ELECTRONICS—0.14%
EPCOS AG (1) (2)	10,186	162,317

		162,317

ENGINEERING & CONSTRUCTION—0.98%
Linde AG (2)	18,854	1,151,411

		1,151,411

FOOD—1.61%
METRO AG (2)	31,988	1,608,717
Suedzucker AG (2)	13,596	277,371

		1,886,088

HEALTH CARE-PRODUCTS—0.51%
Fresenius Medical Care AG (2)	7,700	600,717

		600,717

INSURANCE—8.49%
Allianz AG (2)	45,892	5,733,930
Muenchener Rueckversicherungs-Gesellschaft AG (2)	37,246	4,224,978

		9,958,908

IRON & STEEL—1.22%
ThyssenKrupp AG (2)	66,550	1,432,862

		1,432,862

LEISURE TIME—0.49%
TUI AG (2)	25,894	576,442

		576,442

MACHINERY - DIVERSIFIED—0.73%
MAN AG	22,726	860,814

		860,814

MANUFACTURING—10.70%
Siemens AG (2)	156,772	12,553,559

		12,553,559

PHARMACEUTICALS—3.96%
ALTANA AG (2)	14,718	805,129
Celesio AG (2)	7,898	606,192
Merck KGaA	10,340	599,030
Schering AG (2)	36,982	2,632,032

		4,642,383

RETAIL—0.27%
Douglas Holding AG (2)	6,952	229,603
KarstadtQuelle AG (2)	6,798	69,298
KarstadtQuelle AG Rights (1) (2)	6,798	15,088

		313,989

SEMICONDUCTORS—1.19%
Infineon Technologies AG (1)	126,500	1,400,480

		1,400,480

SOFTWARE—6.19%
SAP AG (2)	40,612	7,256,990

		7,256,990

TELECOMMUNICATIONS—9.17%
Deutsche Telekom AG (1)	506,242	10,751,678

		10,751,678

TRANSPORTATION—1.69%
Deutsche Post AG	94,204	1,986,953

		1,986,953

TOTAL COMMON STOCKS (Cost: $126,598,059)		113,134,947

Security	Shares	Value
PREFERRED STOCKS—3.48%

AUTO MANUFACTURERS—1.51%
Porsche AG (2)	1,628	1,037,924
Volkswagen AG	22,484	736,301

		1,774,225

ELECTRIC—0.45%
RWE AG	11,638	525,894

		525,894

HEALTH CARE-PRODUCTS—0.28%
Fresenius Medical Care AG (2)	5,830	324,734

		324,734

HOUSEHOLD PRODUCTS & WARES—1.01%
Henkel KGaA (2)	13,948	1,180,659

		1,180,659

MEDIA—0.23%
ProSiebenSat.1 Media AG (2)	16,306	273,278

		273,278

TOTAL PREFERRED STOCKS (Cost: $3,116,206)		4,078,790

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—41.25%

COMMERCIAL PAPER—9.79%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	144,686	144,589
2.00%, 12/15/04 (3)	144,686	144,573
2.05%, 12/15/04 (3)	434,057	433,711
2.25%, 01/04/05 (3)	72,343	72,189
Barton Capital Corp.
2.02%, 12/15/04 (3)	145,007	144,893
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	130,217	130,174
2.03%, 12/08/04 (3)	144,686	144,628
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	354,485	353,710
Corporate Asset Funding
2.21%, 02/07/05 (3)	217,028	216,124
2.26%, 02/03/05 (3)	289,371	288,209
CRC Funding LLC
2.21%, 02/07/05 (3)	72,343	72,041
Depfa Bank PLC
2.28%, 05/03/05 (3)	144,686	143,287
Edison Asset Securitization
1.59%, 12/02/04 (3)	289,371	289,358
2.02%, 12/08/04 (3)	434,057	433,886
2.26%, 05/04/05 (3)	361,714	358,217
Fairway Finance Corp.
2.00%, 12/14/04 (3)	188,543	188,407
2.04%, 12/07/04 (3)	57,958	57,938
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	408,910	408,609

Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	144,686	144,358
2.28%, 04/27/05 (3)	217,028	215,008
Fortis Funding LLC
2.35%, 05/09/05 (3)	405,120	400,915
General Electric Capital Corp.
2.00%, 12/06/04 (3)	217,028	216,968
2.02%, 12/08/04 (3)	434,057	433,886
2.24%, 02/02/05 (3)	868,114	864,711
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	101,280	100,961
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	160,668	159,990
Grampian Funding LLC
2.27%, 02/01/05 (3)	217,028	216,180
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	232,987	232,897
2.03%, 12/10/04 (3)	123,075	123,013
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	232,721	232,644
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	188,091	187,366
Nationwide Building Society
1.63%, 12/09/04 (3)	240,178	240,091
2.21%, 02/10/05 (3)	289,371	288,110
New Center Asset Trust
2.04%, 12/13/04 (3)	289,371	289,175
2.25%, 02/02/05 (3)	272,009	270,938
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	292,875	292,644
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	217,028	216,930
Prudential Funding LLC
1.60%, 12/01/04 (3)	144,686	144,686
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	211,739	211,739
2.05%, 12/15/04 (3)	110,974	110,885
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	184,463	183,727
Sydney Capital Corp.
2.25%, 01/18/05 (3)	144,686	144,252
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	148,355	148,237
2.06%, 12/13/04 (3)	26,877	26,858
2.06%, 12/15/04 (3)	159,866	159,738
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	69,559	69,536
2.05%, 12/15/04 (3)	284,802	284,575
Tulip Funding Corp.
2.25%, 01/14/05 (3)	144,686	144,288
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	434,057	433,843
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	144,686	144,645
Windmill Funding Corp.
2.00%, 12/15/04 (3)	130,217	130,116

		11,488,453

FLOATING RATE NOTES—13.98%

American Express Credit Corp.
2.19%, 10/26/05 (3)	578,742	579,004
Bank of Nova Scotia
2.10%, 09/26/05 (3)	72,343	72,317
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	173,623	173,608
2.07%, 09/23/05 (3) (4)	260,434	260,350
2.07%, 09/27/05 (3) (4)	231,497	231,421

2.14%, 03/15/05 (3) (4)	144,686	144,719
2.22%, 10/27/05 (3) (4)	274,903	275,176
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	434,057	433,946
2.04%, 12/14/05 (3)	260,434	260,346
2.13%, 10/31/05 (3)	289,371	289,303
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	512,187	512,187
CC USA Inc.
1.97%, 05/04/05 (3) (4)	289,371	289,347
2.06%, 07/29/05 (3) (4)	289,371	289,314
Den Danske Bank NY
2.02%, 08/12/05 (3)	289,371	289,311
2.11%, 08/26/05 (3)	289,371	289,307
2.22%, 10/17/05 (3)	289,371	289,295
Depfa Bank PLC
1.86%, 09/15/05 (3)	289,371	289,371
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	240,178	240,131
Fairway Finance LLC
2.05%, 03/14/05 (3)	289,371	289,371
2.10%, 01/20/05 (3)	144,686	144,686
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	578,742	578,742
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	231,497	231,487
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	202,560	202,560
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	289,371	289,371
K2 USA LLC
2.04%, 09/12/05 (3) (4)	289,371	289,326
2.05%, 06/10/05 (3) (4)	289,371	289,353
2.05%, 07/25/05 (3) (4)	144,686	144,667
2.12%, 10/20/05 (3) (4)	289,371	289,380
Links Finance LLC
2.05%, 04/15/05 (3) (4)	289,371	289,350
2.05%, 11/16/05 (3) (4)	144,686	144,658
2.12%, 04/25/05 (3)	289,371	289,447
National City Bank (Ohio)
2.00%, 08/09/05 (3)	289,371	289,311
2.08%, 06/10/05 (3)	144,686	144,709
2.08%, 06/23/05 (3)	289,371	289,323
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	491,931	491,989
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	289,371	289,305
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	274,903	274,903
2.15%, 10/25/05 (3) (4)	578,742	578,742
Permanent Financing PLC
2.04%, 03/10/05 (3)	289,371	289,371
2.05%, 12/10/04 (3)	144,686	144,686
2.07%, 06/10/05 (3)	130,217	130,217
2.08%, 09/12/05 (3)	361,714	361,714
Sigma Finance Inc.
2.09%, 08/17/05 (3)	144,686	144,695
2.09%, 09/15/05 (3)	361,714	361,740
2.22%, 11/28/05 (3) (4)	289,371	289,630
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	106,199	106,196
2.06%, 01/18/05 (3) (4)	127,323	127,322
2.07%, 09/15/05 (3) (4)	254,647	254,615
2.15%, 07/25/05 (3) (4)	289,371	289,352
2.24%, 05/17/05 (3) (4)	240,178	240,173
2.33%, 02/25/05 (3) (4)	162,048	162,040

Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	434,057	434,057
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	144,686	144,668
2.06%, 07/15/05 (3) (4)	217,028	217,001
2.06%, 09/15/05 (3)	217,028	216,994
2.06%, 10/14/05 (3) (4)	144,686	144,673
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	147,579	147,536
1.98%, 07/05/05 (3)	144,686	144,667
2.02%, 07/11/05 (3)	72,343	72,338
2.05%, 04/15/05 (3) (4)	217,028	217,012
2.07%, 06/15/05 (3) (4)	118,642	118,642
2.14%, 03/29/05 (3)	124,430	124,421
2.14%, 08/26/05 (3) (4)	144,686	144,664
2.29%, 05/20/05 (3)	130,217	130,211
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	206,611	206,611

		16,404,379

MEDIUM-TERM NOTES—0.78%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	289,371	289,360
1.51%, 02/15/05 (3) (4)	188,091	188,152
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	217,028	217,027
K2 USA LLC
1.46%, 01/12/05 (3) (4)	144,686	144,684
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	72,343	72,340

		911,563

MONEY MARKET FUNDS—7.56%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	1,157,474	1,157,474
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	4,388,862	4,388,862
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	3,183,083	3,183,083
BlackRock Temp Cash Money Market Fund (3)	63,248	63,248
Short Term Investment Co.- Prime Money Market Portfolio, Institutional Shares (3)	80,585	80,585

		8,873,252

REPURCHASE AGREEMENTS—3.70%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	2,893,712	2,893,712
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	1,446,856	1,446,856

		4,340,568

TIME DEPOSITS—4.54%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	289,371	289,371
1.33%, 02/10/05 (3)	144,686	144,681
1.39%, 02/02/05 (3)	144,686	144,682
1.39%, 04/08/05 (3)	202,560	202,549
Bank of New York
1.60%, 12/03/04 (3)	72,343	72,343
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	185,198	185,192
National City Bank (Indiana)
1.98%, 12/01/04 (3)	434,057	434,057
National City Bank (Ohio)
1.25%, 01/06/05 (3)	289,371	289,373

Norddeutsche Landesbank
2.11%, 06/07/05 (3)	289,371	289,342
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	289,371	289,371
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	289,371	289,371
Societe Generale
2.00%, 12/01/04 (3)	434,057	434,057
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	506,400	506,372
1.34%, 02/10/05 (3)	115,748	115,745
1.77%, 05/10/05 (3)	144,686	144,679
1.90%, 05/11/05 (3)	144,686	144,679
2.25%, 01/31/05 (3)	144,686	144,686
2.30%, 05/12/05 (3)	72,343	72,320
2.66%, 11/09/05 (3)	289,371	289,331
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	115,748	115,738
Washington Mutual Bank
2.05%, 12/14/04 (3)	434,057	434,057
2.27%, 02/02/05 (3)	115,748	115,748
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	173,623	173,623

		5,321,367

U.S. GOVERNMENT AGENCY NOTES—0.90%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	202,560	202,800
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	134,558	134,235
1.80%, 01/19/05 (3)	144,686	144,332
2.06%, 05/31/05 (3)	144,260	142,766
Federal National Mortgage Association
2.33%, 07/22/05 (3)	434,057	427,526

		1,051,659

TOTAL SHORT-TERM INVESTMENTS (Cost: $48,391,241)		48,391,241

TOTAL INVESTMENTS IN SECURITIES — 141.17% (Cost: $178,105,506) (7)		165,604,978
Other Assets, Less Liabilities — (41.17%)		(48,295,378)

NET ASSETS — 100.00%		$117,309,600

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.

(7)	The cost of investments for federal income tax purposes was $181,572,252. Net unrealized depreciation aggregated $15,967,274, of which $10,077,853 represented gross unrealized appreciation on securities and $26,045,127 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.66%

AIRLINES—1.18%
Cathay Pacific Airways Ltd. (1)	3,684,000	6,538,005

		6,538,005

APPAREL—0.86%
Yue Yuen Industrial Holdings Ltd. (1)	1,842,000	4,785,062

		4,785,062

BANKS—14.22%
Bank of East Asia Ltd.	4,912,100	15,445,167
BOC Hong Kong Holdings Ltd. (1)	13,815,000	25,938,824
Hang Seng Bank Ltd. (1)	2,701,600	37,522,464

		78,906,455

CHEMICALS—0.72%
Kingboard Chemical Holdings Co. Ltd.	1,842,000	4,015,188

		4,015,188

DISTRIBUTION & WHOLESALE—5.20%
Esprit Holdings Ltd.	3,377,000	18,587,517
Li & Fung Ltd.	6,140,000	10,264,984

		28,852,501

DIVERSIFIED FINANCIAL SERVICES—1.67%
Hong Kong Exchanges & Clearing Ltd. (1)	3,684,000	9,285,862

		9,285,862

ELECTRIC—11.22%
CLP Holdings Ltd.	6,754,200	38,826,476
Hongkong Electric Holdings Ltd.	5,219,000	23,423,903

		62,250,379

ELECTRICAL COMPONENTS & EQUIPMENT—1.02%
Johnson Electric Holdings Ltd.	5,833,000	5,663,507

		5,663,507

ENGINEERING & CONSTRUCTION—2.70%
Cheung Kong Infrastructure Holdings Ltd. (1)	1,842,000	5,294,363
New World Development Co. Ltd.	8,596,800	9,673,673

		14,968,036

GAS—4.80%
Hong Kong & China Gas Co. Ltd.	12,894,663	26,615,313

		26,615,313

HAND & MACHINE TOOLS—1.11%
Techtronic Industries Co. Ltd. (1)	3,070,000	6,158,990

		6,158,990

HOLDING COMPANIES - DIVERSIFIED—20.90%
Hutchison Whampoa Ltd.	7,982,800	71,348,787
Swire Pacific Ltd. Class A	3,377,000	27,142,986
Wharf Holdings Ltd. (The)	4,912,000	17,497,849

		115,989,622

LODGING—0.85%
Shangri-La Asia Ltd. (1)	3,684,000	4,713,996

		4,713,996

MEDIA—1.32%
SCMP Group Ltd.	3,684,000	1,539,748
Television Broadcasts Ltd. (1)	1,228,000	5,795,768

		7,335,516

REAL ESTATE—25.70%
Cheung Kong Holdings Ltd.	5,526,000	53,298,954
Hang Lung Properties Ltd. (1)	4,912,000	7,675,049
Henderson Land Development Co. Ltd.	2,456,000	12,791,749
Hopewell Holdings Ltd. (1)	2,456,000	6,380,082
Hysan Development Co. Ltd.	2,456,000	4,990,361
Kerry Properties Ltd. (1)	1,842,000	3,955,967
Sino Land Co. Ltd. (1)	4,912,000	4,706,100
Sun Hung Kai Properties Ltd.	4,912,000	48,798,153

		142,596,415

RETAIL—0.56%
Giordano International Ltd.	4,912,000	3,095,287

		3,095,287

SEMICONDUCTORS—0.40%
ASM Pacific Technology Ltd. (1)	614,000	2,195,127

		2,195,127

TELECOMMUNICATIONS—2.56%
Hutchinson Telecommunications International Ltd. (2)	5,526,000	4,583,710
PCCW Ltd. (1)	13,508,576	8,338,681
SmarTone Telecommunications Holdings Ltd.	1,230,000	1,281,258

		14,203,649

TEXTILES—0.41%
Texwinca Holdings Ltd. (1)	2,456,000	2,289,881

		2,289,881

TRANSPORTATION—2.26%
MTR Corp. Ltd.	4,912,083	7,833,105
Orient Overseas International Ltd.	1,228,000	4,682,412

		12,515,517

TOTAL COMMON STOCKS (Cost: $476,050,450)		552,974,308

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—14.58%

COMMERCIAL PAPER—3.45%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	241,368	241,207
2.00%, 12/15/04 (3)	241,368	241,181
2.05%, 12/15/04 (3)	724,105	723,528
2.25%, 01/04/05 (3)	120,684	120,428
Barton Capital Corp.
2.02%, 12/15/04 (3)	241,904	241,714
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	217,231	217,159
2.03%, 12/08/04 (3)	241,368	241,273

Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	591,362	590,068
Corporate Asset Funding
2.21%, 02/07/05 (3)	362,052	360,544
2.26%, 02/03/05 (3)	482,737	480,797
CRC Funding LLC
2.21%, 02/07/05 (3)	120,684	120,181
Depfa Bank PLC
2.28%, 05/03/05 (3)	241,368	239,035
Edison Asset Securitization
1.59%, 12/02/04 (3)	482,737	482,715
2.02%, 12/08/04 (3)	724,105	723,820
2.26%, 05/04/05 (3)	603,421	597,587
Fairway Finance Corp.
2.00%, 12/14/04 (3)	314,532	314,305
2.04%, 12/07/04 (3)	96,687	96,654
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	682,155	681,652
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	241,368	240,822
2.28%, 04/27/05 (3)	362,052	358,682
Fortis Funding LLC
2.35%, 05/09/05 (3)	675,831	668,817
General Electric Capital Corp.
2.00%, 12/06/04 (3)	362,052	361,952
2.02%, 12/08/04 (3)	724,105	723,820
2.24%, 02/02/05 (3)	1,448,210	1,442,533
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	168,958	168,425
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	268,030	266,900
Grampian Funding LLC
2.27%, 02/01/05 (3)	362,052	360,637
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	388,675	388,524
2.03%, 12/10/04 (3)	205,317	205,213
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	388,231	388,102
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	313,779	312,568
Nationwide Building Society
1.63%, 12/09/04 (3)	400,671	400,526
2.21%, 02/10/05 (3)	482,737	480,632
New Center Asset Trust
2.04%, 12/13/04 (3)	482,737	482,408
2.25%, 02/02/05 (3)	453,772	451,986
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	488,582	488,197
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	362,052	361,889
Prudential Funding LLC
1.60%, 12/01/04 (3)	241,368	241,368
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	353,228	353,228
2.05%, 12/15/04 (3)	185,129	184,982
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	307,725	306,497
Sydney Capital Corp.
2.25%, 01/18/05 (3)	241,368	240,644
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	247,489	247,292
2.06%, 12/13/04 (3)	44,837	44,806
2.06%, 12/15/04 (3)	266,693	266,479
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	116,040	116,001
2.05%, 12/15/04 (3)	475,114	474,735
Tulip Funding Corp.
2.25%, 01/14/05 (3)	241,368	240,704

UBS Finance (Delaware)
1.11%, 12/17/04 (3)	724,105	723,748
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	241,368	241,301
Windmill Funding Corp.
2.00%, 12/15/04 (3)	217,231	217,062

		19,165,328

FLOATING RATE NOTES—4.93%

American Express Credit Corp.
2.19%, 10/26/05 (3)	965,473	965,909
Bank of Nova Scotia
2.10%, 09/26/05 (3)	120,684	120,640
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	289,642	289,617
2.07%, 09/23/05 (3) (4)	434,463	434,322
2.07%, 09/27/05 (3) (4)	386,189	386,062
2.14%, 03/15/05 (3) (4)	241,368	241,424
2.22%, 10/27/05 (3) (4)	458,600	459,056
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	724,105	723,920
2.04%, 12/14/05 (3)	434,463	434,317
2.13%, 10/31/05 (3)	482,737	482,622
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	854,444	854,444
CC USA Inc.
1.97%, 05/04/05 (3) (4)	482,737	482,696
2.06%, 07/29/05 (3) (4)	482,737	482,641
Den Danske Bank NY
2.02%, 08/12/05 (3)	482,737	482,636
2.11%, 08/26/05 (3)	482,737	482,630
2.22%, 10/17/05 (3)	482,737	482,610
Depfa Bank PLC
1.86%, 09/15/05 (3)	482,737	482,737
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	400,671	400,592
Fairway Finance LLC
2.05%, 03/14/05 (3)	482,737	482,737
2.10%, 01/20/05 (3)	241,368	241,368
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	965,473	965,473
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	386,189	386,173
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	337,916	337,916
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	482,737	482,737
K2 USA LLC
2.04%, 09/12/05 (3) (4)	482,737	482,662
2.05%, 06/10/05 (3) (4)	482,737	482,706
2.05%, 07/25/05 (3) (4)	241,368	241,337
2.12%, 10/20/05 (3) (4)	482,737	482,751
Links Finance LLC
2.05%, 04/15/05 (3) (4)	482,737	482,701
2.05%, 11/16/05 (3) (4)	241,368	241,322
2.12%, 04/25/05 (3)	482,737	482,862
National City Bank (Ohio)
2.00%, 08/09/05 (3)	482,737	482,637
2.08%, 06/10/05 (3)	241,368	241,408
2.08%, 06/23/05 (3)	482,737	482,656
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	820,652	820,750
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	482,737	482,626
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	458,600	458,600
2.15%, 10/25/05 (3) (4)	965,473	965,473

Permanent Financing PLC
2.04%, 03/10/05 (3)	482,737	482,737
2.05%, 12/10/04 (3)	241,368	241,368
2.07%, 06/10/05 (3)	217,231	217,231
2.08%, 09/12/05 (3)	603,421	603,421
Sigma Finance Inc.
2.09%, 08/17/05 (3)	241,368	241,383
2.09%, 09/15/05 (3)	603,421	603,464
2.22%, 11/28/05 (3) (4)	482,737	483,168
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	177,164	177,158
2.06%, 01/18/05 (3) (4)	212,404	212,401
2.07%, 09/15/05 (3) (4)	424,808	424,755
2.15%, 07/25/05 (3) (4)	482,737	482,705
2.24%, 05/17/05 (3) (4)	400,671	400,662
2.33%, 02/25/05 (3) (4)	270,332	270,320
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	724,105	724,105
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	241,368	241,339
2.06%, 07/15/05 (3) (4)	362,052	362,007
2.06%, 09/15/05 (3)	362,052	361,995
2.06%, 10/14/05 (3) (4)	241,368	241,347
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	246,196	246,123
1.98%, 07/05/05 (3)	241,368	241,337
2.02%, 07/11/05 (3)	120,684	120,676
2.05%, 04/15/05 (3) (4)	362,052	362,026
2.07%, 06/15/05 (3) (4)	197,922	197,922
2.14%, 03/29/05 (3)	207,577	207,562
2.14%, 08/26/05 (3) (4)	241,368	241,333
2.29%, 05/20/05 (3)	217,231	217,221
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	344,674	344,674

		27,366,210

MEDIUM-TERM NOTES—0.27%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	482,737	482,719
1.51%, 02/15/05 (3) (4)	313,779	313,880
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	362,052	362,050
K2 USA LLC
1.46%, 01/12/05 (3) (4)	241,368	241,365
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	120,684	120,680

		1,520,694

MONEY MARKET FUNDS—2.70%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	1,930,946	1,930,946
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	7,490,268	7,490,268
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	5,310,096	5,310,095
BlackRock Temp Cash Money Market Fund (3)	105,511	105,511
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	134,434	134,434

		14,971,254

REPURCHASE AGREEMENTS—1.31%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	4,827,365	4,827,365
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	2,413,683	2,413,683

		7,241,048

TIME DEPOSITS—1.60%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	482,737	482,737
1.33%, 02/10/05 (3)	241,368	241,362
1.39%, 02/02/05 (3)	241,368	241,363
1.39%, 04/08/05 (3)	337,916	337,898
Bank of New York
1.60%, 12/03/04 (3)	120,684	120,684
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	308,951	308,941
National City Bank (Indiana)
1.98%, 12/01/04 (3)	724,105	724,105
National City Bank (Ohio)
1.25%, 01/06/05 (3)	482,737	482,739
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	482,737	482,687
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	482,737	482,737
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	482,737	482,737
Societe Generale
2.00%, 12/01/04 (3)	724,105	724,105
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	844,789	844,743
1.34%, 02/10/05 (3)	193,095	193,089
1.77%, 05/10/05 (3)	241,368	241,358
1.90%, 05/11/05 (3)	241,368	241,358
2.25%, 01/31/05 (3)	241,368	241,368
2.30%, 05/12/05 (3)	120,684	120,646
2.66%, 11/09/05 (3)	482,737	482,669
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	193,095	193,077
Washington Mutual Bank
2.05%, 12/14/04 (3)	724,105	724,105
2.27%, 02/02/05 (3)	193,095	193,095
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	289,642	289,642

		8,877,245

U.S. GOVERNMENT AGENCY NOTES—0.32%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	337,916	338,316
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	224,472	223,934
1.80%, 01/19/05 (3)	241,368	240,777
2.06%, 05/31/05 (3)	240,659	238,166
Federal National Mortgage Association
2.33%, 07/22/05 (3)	724,105	713,209

		1,754,402

TOTAL SHORT-TERM INVESTMENTS (Cost: $80,896,181)		80,896,181

TOTAL INVESTMENTS IN SECURITIES — 114.24% (Cost: $556,946,631) (7)		633,870,489
Other Assets, Less Liabilities — (14.24%)		(79,030,775)

NET ASSETS — 100.00%		$554,839,714

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $557,526,494. Net unrealized appreciation aggregated $76,343,995, of which $83,866,331 represented gross unrealized appreciation on securities and $7,522,336 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—93.81%

AEROSPACE & DEFENSE—1.45%
Finmeccanica SpA (1)	556,101	475,971

		475,971

APPAREL—0.23%
Benetton Group SpA (1)	6,282	75,559

		75,559

AUTO MANUFACTURERS—1.15%
Fiat SpA (1) (2)	50,877	377,309

		377,309

AUTO PARTS & EQUIPMENT—0.71%
Pirelli SpA (1)	182,772	232,468

		232,468

BANKS—24.19%
Banca Antonveneta SpA (2)	23,634	565,394
Banca Intesa SpA (1)	307,332	1,360,171
Banca Monte dei Paschi di Siena SpA (1)	120,879	395,209
Banca Nazionale del Lavoro SpA (1) (2)	126,621	309,646
Banca Nazionale del Lavoro SpA Rights	126,621	18,512
Banca Popolare di Milano Scrl (1)	42,390	344,791
Banca Popolare di Verona e Novara Scrl	38,538	737,040
Banche Popolari Unite Scrl	37,215	733,006
Capitalia SpA	137,394	538,680
Fineco SpA (1) (2)	14,695	109,370
Sanpaolo IMI SpA (1)	96,351	1,322,811
UniCredito Italiano SpA (1)	276,480	1,524,941

		7,959,571

BUILDING MATERIALS—0.42%
Italcementi SpA (1)	9,234	139,661

		139,661

COMMERCIAL SERVICES—1.62%
Autostrade SpA	21,933	534,612

		534,612

DIVERSIFIED FINANCIAL SERVICES—2.59%
Banca Fideuram SpA (1)	31,653	156,074
Mediobanca SpA (1)	48,114	696,371

		852,445

ELECTRIC—8.53%
Edison SpA (1) (2)	88,929	182,605
Enel SpA (1)	266,499	2,376,618
Terna SpA Rights (1) (2)	94,338	247,625

		2,806,848

GAS—2.14%
Snam Rete Gas SpA	131,202	702,727

		702,727

HEALTH CARE-PRODUCTS—0.89%
Luxottica Group SpA (1)	14,976	292,189

		292,189

INSURANCE—13.07%
Alleanza Assicurazioni SpA (1)	47,961	591,531
Assicurazioni Generali SpA (1)	91,602	2,823,235
Mediolanum SpA (1)	27,855	193,248
Riunione Adriatica di Sicurta SpA (1)	31,995	693,124

		4,301,138

MEDIA—3.31%
Arnoldo Mondadori Editore SpA (1)	11,097	119,168
Gruppo Editoriale L’Espresso SpA (1)	16,794	93,298
Mediaset SpA (1)	56,124	679,530
Seat Pagine Gialle SpA (1) (2)	387,211	157,475
Telecom Italia Media SpA (1) (2)	107,278	40,920

		1,090,391

OIL & GAS—18.20%
ENI SpA	244,062	5,991,125

		5,991,125

RETAIL—0.96%
Autogrill SpA (1) (2)	11,124	173,568
Bulgari SpA (1)	12,456	142,370

		315,938

TELECOMMUNICATIONS—14.35%
Telecom Italia Mobile SpA	245,691	1,629,413
Telecom Italia SpA (1)	787,483	3,019,453
Tiscali SpA (1) (2)	18,567	75,263

		4,724,129

TOTAL COMMON STOCKS (Cost: $25,546,134)		30,872,081

Security	Shares	Value
PREFERRED STOCKS—5.29%

BANKS—0.50%
Banca Intesa SpA RNC	43,821	165,402

		165,402

TELECOMMUNICATIONS—4.79%
Telecom Italia SpA RNC (1)	571,519	1,576,123

		1,576,123

TOTAL PREFERRED STOCKS (Cost: $961,484)		1,741,525

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—46.03%

COMMERCIAL PAPER—10.93%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	45,297	45,266
2.00%, 12/15/04 (3)	45,297	45,262
2.05%, 12/15/04 (3)	135,890	135,781
2.25%, 01/04/05 (3)	22,648	22,600
Barton Capital Corp.
2.02%, 12/15/04 (3)	45,397	45,361

Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	40,767	40,753
2.03%, 12/08/04 (3)	45,297	45,279
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	110,978	110,736
Corporate Asset Funding
2.21%, 02/07/05 (3)	67,945	67,662
2.26%, 02/03/05 (3)	90,593	90,229
CRC Funding LLC
2.21%, 02/07/05 (3)	22,648	22,554
Depfa Bank PLC
2.28%, 05/03/05 (3)	45,297	44,859
Edison Asset Securitization
1.59%, 12/02/04 (3)	90,593	90,589
2.02%, 12/08/04 (3)	135,890	135,836
2.26%, 05/04/05 (3)	113,241	112,147
Fairway Finance Corp.
2.00%, 12/14/04 (3)	59,027	58,984
2.04%, 12/07/04 (3)	18,145	18,139
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	128,017	127,923
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	45,297	45,194
2.28%, 04/27/05 (3)	67,945	67,312
Fortis Funding LLC
2.35%, 05/09/05 (3)	126,830	125,514
General Electric Capital Corp.
2.00%, 12/06/04 (3)	67,945	67,926
2.02%, 12/08/04 (3)	135,890	135,836
2.24%, 02/02/05 (3)	271,779	270,714
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	31,708	31,608
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	50,300	50,088
Grampian Funding LLC
2.27%, 02/01/05 (3)	67,945	67,679
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	72,941	72,913
2.03%, 12/10/04 (3)	38,531	38,511
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	72,858	72,833
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	58,886	58,658
Nationwide Building Society
1.63%, 12/09/04 (3)	75,192	75,165
2.21%, 02/10/05 (3)	90,593	90,198
New Center Asset Trust
2.04%, 12/13/04 (3)	90,593	90,531
2.25%, 02/02/05 (3)	85,157	84,822
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	91,690	91,618
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	67,945	67,914
Prudential Funding LLC
1.60%, 12/01/04 (3)	45,297	45,297
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	66,289	66,289
2.05%, 12/15/04 (3)	34,742	34,715
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	57,749	57,519
Sydney Capital Corp.
2.25%, 01/18/05 (3)	45,297	45,161
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	46,445	46,408
2.06%, 12/13/04 (3)	8,414	8,409
2.06%, 12/15/04 (3)	50,049	50,009
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	21,777	21,769
2.05%, 12/15/04 (3)	89,163	89,092

Tulip Funding Corp.
2.25%, 01/14/05 (3)	45,297	45,172
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	135,890	135,823
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	45,297	45,284
Windmill Funding Corp.
2.00%, 12/15/04 (3)	40,767	40,735

		3,596,676

FLOATING RATE NOTES—15.60%

American Express Credit Corp.
2.19%, 10/26/05 (3)	181,186	181,268
Bank of Nova Scotia
2.10%, 09/26/05 (3)	22,648	22,640
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	54,356	54,351
2.07%, 09/23/05 (3) (4)	81,534	81,507
2.07%, 09/27/05 (3) (4)	72,474	72,451
2.14%, 03/15/05 (3) (4)	45,297	45,307
2.22%, 10/27/05 (3) (4)	86,063	86,149
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	135,890	135,855
2.04%, 12/14/05 (3)	81,534	81,506
2.13%, 10/31/05 (3)	90,593	90,572
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	160,350	160,350
CC USA Inc.
1.97%, 05/04/05 (3) (4)	90,593	90,585
2.06%, 07/29/05 (3) (4)	90,593	90,575
Den Danske Bank NY
2.02%, 08/12/05 (3)	90,593	90,574
2.11%, 08/26/05 (3)	90,593	90,573
2.22%, 10/17/05 (3)	90,593	90,569
Depfa Bank PLC
1.86%, 09/15/05 (3)	90,593	90,593
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	75,192	75,177
Fairway Finance LLC
2.05%, 03/14/05 (3)	90,593	90,593
2.10%, 01/20/05 (3)	45,297	45,297
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	181,186	181,186
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	72,474	72,472
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	63,415	63,415
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	90,593	90,593
K2 USA LLC
2.04%, 09/12/05 (3) (4)	90,593	90,580
2.05%, 06/10/05 (3) (4)	90,593	90,587
2.05%, 07/25/05 (3) (4)	45,297	45,291
2.12%, 10/20/05 (3) (4)	90,593	90,596
Links Finance LLC
2.05%, 04/15/05 (3) (4)	90,593	90,586
2.05%, 11/16/05 (3) (4)	45,297	45,288
2.12%, 04/25/05 (3)	90,593	90,617
National City Bank (Ohio)
2.00%, 08/09/05 (3)	90,593	90,574
2.08%, 06/10/05 (3)	45,297	45,304
2.08%, 06/23/05 (3)	90,593	90,578
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	154,008	154,026
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	90,593	90,572
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	86,063	86,063

2.15%, 10/25/05 (3) (4)	181,186	181,186
Permanent Financing PLC
2.04%, 03/10/05 (3)	90,593	90,593
2.05%, 12/10/04 (3)	45,297	45,297
2.07%, 06/10/05 (3)	40,767	40,767
2.08%, 09/12/05 (3)	113,241	113,241
Sigma Finance Inc.
2.09%, 08/17/05 (3)	45,297	45,299
2.09%, 09/15/05 (3)	113,241	113,250
2.22%, 11/28/05 (3) (4)	90,593	90,674
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	33,248	33,247
2.06%, 01/18/05 (3) (4)	39,861	39,860
2.07%, 09/15/05 (3) (4)	79,722	79,712
2.15%, 07/25/05 (3) (4)	90,593	90,588
2.24%, 05/17/05 (3) (4)	75,192	75,191
2.33%, 02/25/05 (3) (4)	50,732	50,730
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	135,890	135,890
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	45,297	45,291
2.06%, 07/15/05 (3) (4)	67,945	67,936
2.06%, 09/15/05 (3)	67,945	67,934
2.06%, 10/14/05 (3) (4)	45,297	45,293
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	46,202	46,189
1.98%, 07/05/05 (3)	45,297	45,291
2.02%, 07/11/05 (3)	22,648	22,647
2.05%, 04/15/05 (3) (4)	67,945	67,940
2.07%, 06/15/05 (3) (4)	37,143	37,143
2.14%, 03/29/05 (3)	38,955	38,952
2.14%, 08/26/05 (3) (4)	45,297	45,290
2.29%, 05/20/05 (3)	40,767	40,765
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	64,683	64,683

		5,135,699

MEDIUM-TERM NOTES—0.87%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	90,593	90,590
1.51%, 02/15/05 (3) (4)	58,886	58,905
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	67,945	67,944
K2 USA LLC
1.46%, 01/12/05 (3) (4)	45,297	45,296
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	22,648	22,647

		285,382

MONEY MARKET FUNDS—8.44%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	362,372	362,372
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	1,372,496	1,372,496
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	996,524	996,524
BlackRock Temp Cash Money Market Fund (3)	19,801	19,801
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	25,229	25,229

		2,776,422

REPURCHASE AGREEMENTS—4.13%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	905,931	905,931
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	452,965	452,965

		1,358,896

TIME DEPOSITS—5.06%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	90,593	90,593
1.33%, 02/10/05 (3)	45,297	45,295
1.39%, 02/02/05 (3)	45,297	45,295
1.39%, 04/08/05 (3)	63,415	63,405
Bank of New York
1.60%, 12/03/04 (3)	22,648	22,649
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	57,980	57,978
National City Bank (Indiana)
1.98%, 12/01/04 (3)	135,890	135,890
National City Bank (Ohio)
1.25%, 01/06/05 (3)	90,593	90,594
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	90,593	90,584
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	90,593	90,593
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	90,593	90,593
Societe Generale
2.00%, 12/01/04 (3)	135,890	135,890
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	158,538	158,529
1.34%, 02/10/05 (3)	36,237	36,236
1.77%, 05/10/05 (3)	45,297	45,295
1.90%, 05/11/05 (3)	45,297	45,295
2.25%, 01/31/05 (3)	45,297	45,297
2.30%, 05/12/05 (3)	22,648	22,641
2.66%, 11/09/05 (3)	90,593	90,580
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	36,237	36,234
Washington Mutual Bank
2.05%, 12/14/04 (3)	135,890	135,890
2.27%, 02/02/05 (3)	36,237	36,237
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	54,356	54,356

		1,665,949

U.S. GOVERNMENT AGENCY NOTES—1.00%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	63,415	63,490
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	42,126	42,025
1.80%, 01/19/05 (3)	45,297	45,186
2.06%, 05/31/05 (3)	45,163	44,696
Federal National Mortgage Association
2.33%, 07/22/05 (3)	135,890	133,845

		329,242

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,148,266)		15,148,266

TOTAL INVESTMENTS IN SECURITIES — 145.13% (Cost: $41,655,884) (7)		47,761,872
Other Assets, Less Liabilities — (45.13%)		(14,851,654)

NET ASSETS — 100.00%		$32,910,218

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $41,851,322. Net unrealized appreciation aggregated $5,910,550, of which $8,041,876 represented gross unrealized appreciation on securities and $2,131,326 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.57%

ADVERTISING—0.27%
Asatsu-DK Inc. (1)	102,200	2,992,578
Dentsu Inc. (1)	5,110	14,018,386

		17,010,964

AGRICULTURE—0.46%
Japan Tobacco Inc.	3,066	29,080,694

		29,080,694

AIRLINES—0.20%
All Nippon Airways Co. Ltd. (1)	2,044,000	7,118,557
Japan Airlines System Corp. (1) (2)	2,044,000	5,806,197

		12,924,754

APPAREL—0.35%
Gunze Ltd.	1,022,000	4,464,011
Onward Kashiyama Co. Ltd.	1,022,000	13,918,965
World Co. Ltd.	102,200	3,618,931

		22,001,907

AUTO MANUFACTURERS—9.23%
Hino Motors Ltd. (1)	1,022,000	6,790,466
Honda Motor Co. Ltd.	2,555,100	122,541,398
Nissan Motors Co. Ltd. (1)	8,482,600	89,533,742
Toyota Motor Corp.	9,811,200	368,415,118

		587,280,724

AUTO PARTS & EQUIPMENT—1.58%
Aisin Seiki Co. Ltd.	204,300	4,402,203
Bridgestone Corp.	2,044,000	37,084,099
Denso Corp.	1,941,800	46,563,909
NOK Corp. (1)	306,600	8,903,166
Toyoda Gosei Co. Ltd. (1)	204,400	3,857,542

		100,810,919

BANKS—9.48%
Bank of Fukuoka Ltd. (1)	2,044,000	12,984,406
Bank of Yokohama Ltd. (The)	4,088,000	25,849,507
Chiba Bank Ltd. (The)	2,044,000	13,024,174
Gunma Bank Ltd.	1,022,000	5,358,802
Joyo Bank Ltd.	3,066,000	14,376,302
Kokuhoku Financial Group Inc.	2,044,000	5,269,322
Mitsubishi Tokyo Financial Group Inc.	15,330	145,403,473
Mitsui Trust Holdings Inc. (1)	2,044,000	15,648,894
Mizuho Financial Group Inc.	25,550	111,351,720
Resona Holdings Inc. (1) (2)	14,308,000	25,332,516
77 Bank Ltd. (The)	1,022,000	6,661,219
Shinsei Bank Ltd. (1)	2,044,000	13,680,354
Shizuoka Bank Ltd. (The) (1)	2,044,000	17,995,233
Sumitomo Mitsui Financial Group Inc. (1)	13,286	92,411,985
Sumitomo Trust & Banking Co. Ltd. (The)	4,088,000	27,281,172
UFJ Holdings Inc. (1) (2)	13,286	70,569,152

		603,198,231

BEVERAGES—0.99%
Asahi Breweries Ltd.	1,022,000	12,099,557
Coca-Cola West Japan Co. Ltd. (1)	204,400	5,100,307
Ito En Ltd. (1)	102,200	5,060,538
Kirin Brewery Co. Ltd.	3,066,000	29,438,611
Sapporo Breweries Ltd. (1)	1,022,000	4,424,242
Takara Holdings Inc. (1)	1,022,000	6,889,888

		63,013,143

BUILDING MATERIALS—1.47%
Asahi Glass Co. Ltd. (1)	3,066,000	33,703,780
Daikin Industries Ltd. (1)	715,400	18,929,792
JS Group Corp. (1)	1,022,000	18,044,944
Matsushita Electric Works Ltd.	1,022,000	8,768,948
Nippon Sheet Glass Co. Ltd. (1)	1,022,000	3,947,021
Sumitomo Osaka Cement Co. Ltd. (1)	1,022,000	2,256,861
Taiheiyo Cement Corp. (1)	3,066,000	7,695,199

		93,346,545

CHEMICALS—3.93%
Asahi Kasei Corp.	5,110,000	25,252,979
Daicel Chemical Industries Ltd. (1)	1,022,000	5,667,007
Dainippon Ink & Chemical Inc.	2,044,000	4,633,027
Denki Kagaku Kogyo Kabushiki Kaisha	2,044,000	6,641,335
Ishihara Sangyo Kaisha Ltd. (1)	1,022,000	2,296,629
JSR Corp. (1)	715,400	14,858,495
Kaneka Corp.	1,022,000	11,214,709
Mitsubishi Chemical Corp.	6,132,000	18,313,381
Mitsubishi Gas Chemical Co. Inc.	1,022,000	4,851,754
Mitsui Chemicals Inc.	2,044,000	10,737,487
Nippon Kayaku Co. Ltd.	1,022,000	5,597,412
Nippon Shokubai Co. Ltd.	1,022,000	8,401,089
Nissan Chemical Industries Ltd. (1)	1,022,000	8,003,405
Nitto Denko Corp. (1)	511,000	26,644,876
Shin-Etsu Chemical Co. Ltd. (1)	1,124,200	43,635,955
Showa Denko K.K. (1)	3,066,000	7,486,415
Sumitomo Bakelite Co. Ltd. (1)	1,022,000	5,955,329
Sumitomo Chemical Co. Ltd.	4,088,000	20,401,226
Taiyo Nippon Sanso Corp.	1,022,000	5,686,891
Tosoh Corp. (1)	2,044,000	8,967,790
Ube Industries Ltd. (1) (2)	3,066,000	5,010,827

		250,258,018

COMMERCIAL SERVICES—1.11%
Benesse Corp. (1)	204,400	6,541,914
Dai Nippon Printing Co. Ltd.	2,044,000	30,581,954
Kamigumi Co. Ltd. (1)	1,022,000	7,943,752
TIS Inc. (1)	102,200	4,334,763
Toppan Printing Co. Ltd. (1)	2,044,000	21,296,016

		70,698,399

COMPUTERS—1.46%
CSK Corp. (1)	204,400	8,550,222
Fujitsu Ltd. (1)	6,132,000	38,654,954
Itochu Techno-Science Corp. (1)	102,200	4,155,805
Meitec Corp.	102,200	3,599,046
NET One Systems Co. Ltd. (1)	2,044	8,371,263
TDK Corp.	408,800	29,388,900

		92,720,190

COSMETICS & PERSONAL CARE—1.22%
Aderans Co. Ltd.	102,200	2,251,889
Kanebo Ltd. (1) (2)	205,200	2,441,360
Kao Corp.	2,044,000	49,312,904
Shiseido Co. Ltd. (1)	1,022,000	14,107,865
Uni-Charm Corp. (1)	204,400	9,484,780

		77,598,798

DISTRIBUTION & WHOLESALE—2.24%
Itochu Corp. (2)	5,110,000	23,214,845
Marubeni Corp. (1)	5,110,000	14,515,492
Mitsubishi Corp.	4,088,000	51,818,318
Mitsui & Co. Ltd.	4,088,000	35,473,476
Sumitomo Corp.	2,044,000	17,259,516

		142,281,647

DIVERSIFIED FINANCIAL SERVICES—4.34%
ACOM Co. Ltd.	235,060	17,721,825
Aeon Credit Service Co. Ltd. (1)	102,290	7,343,745
AIFUL Corp.	153,300	17,448,416
Credit Saison Co. Ltd.	511,000	17,249,574
Daiwa Securities Group Inc.	4,088,000	27,997,004
Nikko Cordial Corp. (1)	5,110,000	25,551,243
Nomura Holdings Inc.	6,132,000	86,317,467
ORIX Corp. (1)	306,600	39,072,523
Promise Co. Ltd.	306,600	21,474,975
Takefuji Corp.	245,280	15,986,925

		276,163,697

ELECTRIC—4.29%
Chubu Electric Power Co. Inc. (1)	2,350,600	54,880,490
Electric Power Development Co. Ltd. (2)	511,000	14,167,518
Kansai Electric Power Co. Inc. (The)	2,555,000	49,710,589
Kyushu Electric Power Co. Inc.	1,533,000	30,422,880
Tohoku Electric Power Co. Inc. (1)	1,737,400	30,879,224
Tokyo Electric Power Co. Inc. (The)	3,883,600	92,938,917

		272,999,618

ELECTRICAL COMPONENTS & EQUIPMENT—4.28%
Casio Computer Co. Ltd. (1)	1,022,000	14,087,981
Fujikura Ltd. (1)	1,022,000	4,623,085
Furukawa Electric Co. Ltd. (1) (2)	2,044,000	10,160,845
Hitachi Cable Ltd.	1,022,000	4,324,821
Hitachi Ltd.	10,220,000	66,313,926
Mitsubishi Electric Corp.	6,132,000	30,124,617
SANYO Electric Co. Ltd. (1)	5,110,000	16,901,600
Sharp Corp.	3,066,000	49,302,962
Stanley Electric Co. Ltd. (1)	715,400	11,601,457
Sumitomo Electric Industries Ltd. (1)	2,044,000	21,474,975
Toshiba Corp. (1)	10,220,000	43,447,055

		272,363,324

ELECTRONICS—5.10%
Advantest Corp. (1)	306,600	22,906,639
Alps Electric Co. Ltd. (1)	1,022,000	14,952,945
Dainippon Screen Manufacturing Co. Ltd. (1)	1,022,000	5,597,412
Fanuc Ltd.	511,000	31,963,909
Hirose Electric Co. Ltd. (1)	102,200	10,846,851
Keyence Corp.	102,220	23,169,668
Kyocera Corp.	613,200	43,248,212
Mabuchi Motor Co. Ltd. (1)	102,200	7,029,077
Minebea Co. Ltd. (1)	1,022,000	4,116,037
Murata Manufacturing Co. Ltd.	817,600	42,790,875
NEC Corp.	6,132,000	33,942,390
NGK Insulators Ltd. (1)	1,022,000	8,520,395
Omron Corp.	919,800	21,072,319
Secom Co. Ltd.	1,022,000	40,464,420
Yokogawa Electric Corp. (1)	1,022,000	14,237,113

		324,858,262

ENGINEERING & CONSTRUCTION—0.98%
Kajima Corp. (1)	3,066,000	13,302,554
Nishimatsu Construction Co. Ltd. (1)	1,022,000	3,211,304
Obayashi Corp.	2,044,000	12,725,911

Okumura Corp. (1)	1,022,000	5,637,180
Shimizu Corp. (1)	2,044,000	10,498,876
Taisei Corp. (1)	3,066,000	12,139,326
Toda Corp.	1,022,000	4,573,374

		62,088,525

ENTERTAINMENT—0.39%
Oriental Land Co. Ltd. (1)	204,400	13,223,016
Toho Co. Ltd.	715,400	11,483,146

		24,706,162

FOOD—1.36%
Ajinomoto Co. Inc.	2,044,000	23,165,134
Ariake Japan Co. Ltd (1)	108,930	2,638,608
Katokichi Co. Ltd.	204,400	3,857,542
Kikkoman Corp. (1)	1,022,000	9,345,591
Meiji Dairies Corp. (1)	1,022,000	5,756,486
Meiji Seika Kaisha Ltd. (1)	1,022,000	4,503,780
Nichirei Corp. (1)	1,022,000	3,817,773
Nippon Meat Packers Inc.	1,022,000	13,252,843
Nisshin Seifun Group Inc.	1,022,000	11,254,478
Nissin Food Products Co. Ltd. (1)	306,600	7,635,546
Snow Brand Milk Products Co. Ltd. (1) (2)	511,000	1,570,855

		86,798,636

FOREST PRODUCTS & PAPER—0.49%
Nippon Paper Group Inc.	3,066	13,899,081
OJI Paper Co. Ltd. (1)	3,066,000	17,508,069

		31,407,150

GAS—0.92%
Osaka Gas Co. Ltd.	7,154,000	21,852,775
Tokyo Gas Co. Ltd. (1)	9,198,000	36,954,852

		58,807,627

HAND & MACHINE TOOLS—0.74%
Fuji Electric Holdings Co. Ltd.	2,044,000	5,289,207
Nidec Corp.	102,200	12,029,962
SMC Corp.	204,400	22,588,491
THK Co. Ltd. (1)	408,800	7,476,472

		47,384,132

HEALTH CARE-PRODUCTS—0.96%
Hoya Corp.	408,800	42,631,801
Terumo Corp. (1)	715,400	18,373,034

		61,004,835

HOME BUILDERS—0.91%
Daiwa House Industry Co. Ltd.	2,044,000	21,991,965
Sekisui Chemical Co. Ltd. (1)	2,044,000	13,441,743
Sekisui House Ltd.	2,044,000	22,608,376

		58,042,084

HOME FURNISHINGS—3.84%
Matsushita Electric Industrial Co. Ltd. (1)	7,154,015	106,549,900
Pioneer Corp. (1)	715,400	13,445,720
Sony Corp.	3,168,200	115,577,120
Yamaha Corp.	613,200	8,667,538

		244,240,278

HOUSEWARES—0.14%
Toto Ltd. (1)	1,022,000	9,136,806

		9,136,806

INSURANCE—2.56%
Millea Holdings Inc.	5,110	72,080,354
Mitsui Sumitomo Insurance Co. Ltd.	4,088,000	36,109,772

Sompo Japan Insurance Inc. (1)	3,066,000	29,408,785
T&D Holdings Inc. (2)	543,500	25,378,666

		162,977,577

INTERNET—1.63%
Rakuten Inc. (1)	1,022	8,440,858
Softbank Corp. (1)	817,600	40,404,767
Trend Micro Inc. (1)	511,000	26,843,718
Yahoo! Japan Corp. (1) (2)	6,059	27,938,771

		103,628,114

IRON & STEEL—2.17%
JFE Holdings Inc.	1,737,450	50,030,177
Kobe Steel Ltd. (1)	8,176,000	12,487,300
Nippon Steel Corp. (1)	20,440,000	50,505,958
Nisshin Steel Co. Ltd.	3,066,000	7,337,283
Sumitomo Metal Industries Ltd.	13,286,000	17,706,912

		138,067,630

LEISURE TIME—0.38%
Namco Ltd. (1)	403,900	4,970,412
Sega Sammy Holdings Inc. (1) (2)	205,200	10,879,323
Shimano Inc.	306,600	8,082,941

		23,932,676

MACHINERY - CONSTRUCTION & MINING—0.33%
Komatsu Ltd.	3,066,000	20,908,274

		20,908,274

MACHINERY - DIVERSIFIED—0.83%
Amada Co. Ltd. (1)	1,022,000	5,159,959
Ebara Corp. (1)	1,022,000	4,563,432
Kubota Corp.	3,066,000	15,181,614
Sumitomo Heavy Industries Ltd. (1) (2)	2,044,000	6,700,988
Toyota Industries Corp.	919,800	21,206,537

		52,812,530

MANUFACTURING—2.09%
Fuji Photo Film Co. Ltd.	1,124,100	39,585,991
Ishikawajima-Harima Heavy Industries Co. Ltd. (1) (2)	4,088,000	5,567,586
Kawasaki Heavy Industries Ltd. (1)	5,110,000	7,705,141
Konica Minolta Holdings Inc.	1,533,000	19,715,220
Mitsubishi Heavy Industries Ltd.	10,220,000	29,329,248
Nikon Corp. (1)	1,022,000	11,353,899
Olympus Corp. (1)	1,022,000	19,745,046

		133,002,131

MEDIA—0.04%
Fuji Television Network Inc.	1,154	2,447,318

		2,447,318

METAL FABRICATE & HARDWARE—0.24%
NSK Ltd. (1)	2,044,000	9,524,549
NTN Corp. (1)	1,022,000	5,676,949

		15,201,498

MINING—0.58%
Dowa Mining Co. Ltd. (1)	1,022,000	6,671,161
Mitsubishi Materials Corp. (1)	3,066,000	6,382,840
Mitsui Mining & Smelting Co. Ltd. (1)	2,044,000	8,550,221
Sumitomo Metal Mining Co. Ltd. (1)	2,044,000	15,350,630

		36,954,852

OFFICE & BUSINESS EQUIPMENT—3.02%
Canon Inc.	2,861,600	143,643,718
Ricoh Co. Ltd.	2,044,000	36,268,846
Seiko Epson Corp. (1)	306,600	12,556,895

		192,469,459

OIL & GAS—0.93%
Nippon Mining Holdings Inc.	2,044,000	10,220,497
Nippon Oil Corp.	5,110,500	33,657,362
Teikoku Oil Co. Ltd. (1)	1,022,000	5,557,644
TonenGeneral Sekiyu K.K. (1)	1,022,000	9,494,723

		58,930,226

PACKAGING & CONTAINERS—0.26%
Toyo Seikan Kaisha Ltd. (1)	1,022,000	16,732,584

		16,732,584

PHARMACEUTICALS—5.30%
Chugai Pharmaceutical Co. Ltd. (1)	1,022,000	16,056,520
Daiichi Pharmaceutical Co. Ltd. (1)	919,800	18,343,207
Eisai Co. Ltd. (1)	919,800	27,470,072
Fujisawa Pharmaceutical Co. Ltd.	1,022,000	26,495,744
Kyowa Hakko Kogyo Co. Ltd.	1,022,000	7,327,341
Sankyo Co. Ltd.	1,022,000	20,033,367
Shionogi & Co. Ltd. (1)	1,022,000	13,799,659
Taisho Pharmaceutical Co. Ltd. (1)	1,022,000	19,685,393
Takeda Pharmaceutical Co. Ltd.	3,066,000	150,921,348
Yamanouchi Pharmaceutical Co. Ltd. (1)	1,022,000	37,382,363

		337,515,014

REAL ESTATE—1.44%
Daito Trust Construction Co. Ltd. (1)	306,600	13,899,081
Leopalace21 Corp.	408,800	6,744,733
Mitsubishi Estate Co. Ltd. (1)	3,066,000	34,747,702
Mitsui Fudosan Co. Ltd.	2,044,000	23,920,735
Sumitomo Realty & Development Co. Ltd.	1,022,000	12,596,663

		91,908,914

RETAIL—3.83%
Aeon Co. Ltd.	1,789,400	30,271,576
Aoyama Trading Co. Ltd. (1)	204,400	5,060,538
Autobacs Seven Co. Ltd. (1)	102,200	2,992,578
Citizen Watch Co. Ltd. (1)	1,022,000	9,295,880
Daimaru Inc. (The) (1)	1,022,000	8,570,105
FamilyMart Co. Ltd. (1)	204,400	5,716,718
Fast Retailing Co. Ltd.	204,400	15,410,282
Isetan Co. Ltd. (1)	919,800	10,746,435
Ito-Yokado Co. Ltd.	1,022,000	40,563,841
Lawson Inc. (1)	204,400	7,377,051
Marui Co. Ltd.	1,022,000	13,580,933
Mitsukoshi Ltd. (1)	1,022,000	4,911,406
Saizeriya Co. Ltd. (1)	204,490	3,550,899
Seven-Eleven Japan Co. Ltd.	1,022,000	31,218,250
Shimachu Co. Ltd.	204,400	4,851,754
Shimamura Co. Ltd. (1)	102,200	7,615,662
Takashimaya Co. Ltd. (1)	1,022,000	9,703,507
UNY Co. Ltd.	1,022,000	11,065,577
USS Co. Ltd. (1)	91,980	8,223,126
Yamada Denki Co. Ltd. (1)	306,600	13,183,248

		243,909,366

SEMICONDUCTORS—1.22%
NEC Electronics Corp. (1)	102,200	4,652,911
Rohm Co. Ltd. (1)	408,800	39,092,407
Tokyo Electron Ltd.	613,252	33,825,953

		77,571,271

SHIPBUILDING—0.08%
Mitsui Engineering & Shipbuilding Co. Ltd. (1)	3,066,000	5,130,133

		5,130,133

SOFTWARE—0.26%
Capcom Co. Ltd. (1)	306,600	2,925,965
Hitachi Software Engineering Co. Ltd. (1)	102,200	2,112,700
Konami Corp. (1)	306,600	6,696,017
Oracle Corp. (1)	102,200	5,130,133

		16,864,815

TELECOMMUNICATIONS—3.48%
Nippon Telegraph & Telephone Corp.	18,396	82,678,652
NTT Data Corp. (1)	5,110	15,211,440
NTT DoCoMo Inc.	66,430	115,676,540
Oki Electric Industry Co. Ltd. (1) (2)	2,044,000	8,092,884

		221,659,516

TEXTILES—0.91%
Kuraray Co. Ltd.	1,022,000	8,440,858
Mitsubishi Rayon Co. Ltd.	2,044,000	6,959,483
Nisshinbo Industries Inc. (1)	1,022,000	7,009,193
Teijin Ltd. (1)	3,066,000	13,183,248
Toray Industries Inc.	4,088,000	18,015,118
Toyobo Co. Ltd.	2,044,000	4,613,143

		58,221,043

TOYS, GAMES & HOBBIES—0.88%
Bandai Co. Ltd. (1)	346,199	7,072,502
Nintendo Co. Ltd.	408,800	49,233,368

		56,305,870

TRANSPORTATION—4.28%
Central Japan Railway Co. (1)	3,066	25,083,963
East Japan Railway Co.	11,242	61,899,625
Kawasaki Kisen Kaisha Ltd. (1)	2,044,000	13,720,123
Keihin Electric Express Railway Co. Ltd. (1)	2,044,000	12,089,615
Keio Electric Railway Co. Ltd.	2,044,000	11,512,973
Kintetsu Corp. (1)	5,110,000	16,951,311
Mitsui O.S.K. Lines Ltd.	3,066,000	19,059,040
Nippon Express Co. Ltd.	3,066,000	14,495,608
Nippon Yusen Kabushiki Kaisha	4,088,000	21,793,122
Seino Transportation Co. Ltd.	1,022,000	9,295,880
Tobu Railway Co. Ltd. (1)	3,066,000	11,423,493
Tokyu Corp.	3,066,000	15,629,009
West Japan Railway Co. (1)	6,132	25,054,137
Yamato Transport Co. Ltd.	1,022,000	14,585,087

		272,592,986

VENTURE CAPITAL—0.10%
JAFCO Co. Ltd. (1)	102,200	6,174,055

		6,174,055

TOTAL COMMON STOCKS (Cost: $5,819,200,407)		6,338,143,921

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—15.82%

COMMERCIAL PAPER—3.75%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	3,005,342	3,003,338
2.00%, 12/15/04 (3)	3,005,342	3,003,005
2.05%, 12/15/04 (3)	9,016,026	9,008,839
2.25%, 01/04/05 (3)	1,502,671	1,499,478

Barton Capital Corp.
2.02%, 12/15/04 (3)	3,012,014	3,009,648
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	2,704,808	2,703,906
2.03%, 12/08/04 (3)	3,005,342	3,004,156
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	7,363,208	7,347,101
Corporate Asset Funding
2.21%, 02/07/05 (3)	4,508,013	4,489,237
2.26%, 02/03/05 (3)	6,010,684	5,986,534
CRC Funding LLC
2.21%, 02/07/05 (3)	1,502,671	1,496,412
Depfa Bank PLC
2.28%, 05/03/05 (3)	3,005,342	2,976,284
Edison Asset Securitization
1.59%, 12/02/04 (3)	6,010,684	6,010,419
2.02%, 12/08/04 (3)	9,016,026	9,012,485
2.26%, 05/04/05 (3)	7,513,355	7,440,718
Fairway Finance Corp.
2.00%, 12/14/04 (3)	3,916,321	3,913,493
2.04%, 12/07/04 (3)	1,203,880	1,203,471
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	8,493,698	8,487,441
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	3,005,342	2,998,547
2.28%, 04/27/05 (3)	4,508,013	4,466,043
Fortis Funding LLC
2.35%, 05/09/05 (3)	8,414,958	8,327,618
General Electric Capital Corp.
2.00%, 12/06/04 (3)	4,508,013	4,506,761
2.02%, 12/08/04 (3)	9,016,026	9,012,485
2.24%, 02/02/05 (3)	18,032,052	17,961,366
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	2,103,739	2,097,107
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	3,337,312	3,323,240
Grampian Funding LLC
2.27%, 02/01/05 (3)	4,508,013	4,490,389
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	4,839,502	4,837,620
2.03%, 12/10/04 (3)	2,556,464	2,555,167
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	4,833,972	4,832,361
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	3,906,945	3,891,873
Nationwide Building Society
1.63%, 12/09/04 (3)	4,988,868	4,987,061
2.21%, 02/10/05 (3)	6,010,684	5,984,486
New Center Asset Trust
2.04%, 12/13/04 (3)	6,010,684	6,006,597
2.25%, 02/02/05 (3)	5,650,043	5,627,796
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	6,083,473	6,078,671
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	4,508,013	4,505,979
Prudential Funding LLC
1.60%, 12/01/04 (3)	3,005,342	3,005,342
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	4,398,138	4,398,138
2.05%, 12/15/04 (3)	2,305,097	2,303,260
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	3,831,571	3,816,283
Sydney Capital Corp.
2.25%, 01/18/05 (3)	3,005,342	2,996,326
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	3,081,557	3,079,101
2.06%, 12/13/04 (3)	558,272	557,889
2.06%, 12/15/04 (3)	3,320,663	3,318,002

Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	1,444,848	1,444,359
2.05%, 12/15/04 (3)	5,915,775	5,911,059
Tulip Funding Corp.
2.25%, 01/14/05 (3)	3,005,342	2,997,077
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	9,016,026	9,011,578
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	3,005,342	3,004,499
Windmill Funding Corp.
2.00%, 12/15/04 (3)	2,704,808	2,702,704

		238,632,749

FLOATING RATE NOTES—5.35%

American Express Credit Corp.
2.19%, 10/26/05 (3)	12,021,368	12,026,798
Bank of Nova Scotia
2.10%, 09/26/05 (3)	1,502,671	1,502,126
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	3,606,410	3,606,106
2.07%, 09/23/05 (3) (4)	5,409,616	5,407,861
2.07%, 09/27/05 (3) (4)	4,808,547	4,806,966
2.14%, 03/15/05 (3) (4)	3,005,342	3,006,041
2.22%, 10/27/05 (3) (4)	5,710,150	5,715,832
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	9,016,026	9,013,721
2.04%, 12/14/05 (3)	5,409,616	5,407,795
2.13%, 10/31/05 (3)	6,010,684	6,009,260
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	10,638,911	10,638,911
CC USA Inc.
1.97%, 05/04/05 (3) (4)	6,010,684	6,010,177
2.06%, 07/29/05 (3) (4)	6,010,684	6,009,495
Den Danske Bank NY
2.02%, 08/12/05 (3)	6,010,684	6,009,429
2.11%, 08/26/05 (3)	6,010,684	6,009,360
2.22%, 10/17/05 (3)	6,010,684	6,009,112
Depfa Bank PLC
1.86%, 09/15/05 (3)	6,010,684	6,010,684
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	4,988,868	4,987,881
Fairway Finance LLC
2.05%, 03/14/05 (3)	6,010,684	6,010,684
2.10%, 01/20/05 (3)	3,005,342	3,005,342
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	12,021,368	12,021,368
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	4,808,547	4,808,351
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	4,207,479	4,207,479
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	6,010,684	6,010,684
K2 USA LLC
2.04%, 09/12/05 (3) (4)	6,010,684	6,009,751
2.05%, 06/10/05 (3) (4)	6,010,684	6,010,299
2.05%, 07/25/05 (3) (4)	3,005,342	3,004,953
2.12%, 10/20/05 (3) (4)	6,010,684	6,010,866
Links Finance LLC
2.05%, 04/15/05 (3) (4)	6,010,684	6,010,239
2.05%, 11/16/05 (3) (4)	3,005,342	3,004,766
2.12%, 04/25/05 (3)	6,010,684	6,012,251
National City Bank (Ohio)
2.00%, 08/09/05 (3)	6,010,684	6,009,444
2.08%, 06/10/05 (3)	3,005,342	3,005,836
2.08%, 06/23/05 (3)	6,010,684	6,009,676

Nationwide Building Society
1.96%, 10/28/05 (3) (4)	10,218,163	10,219,370
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	6,010,684	6,009,304
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	5,710,150	5,710,150
2.15%, 10/25/05 (3) (4)	12,021,368	12,021,368
Permanent Financing PLC
2.04%, 03/10/05 (3)	6,010,684	6,010,684
2.05%, 12/10/04 (3)	3,005,342	3,005,342
2.07%, 06/10/05 (3)	2,704,808	2,704,808
2.08%, 09/12/05 (3)	7,513,355	7,513,355
Sigma Finance Inc.
2.09%, 08/17/05 (3)	3,005,342	3,005,529
2.09%, 09/15/05 (3)	7,513,355	7,513,899
2.22%, 11/28/05 (3) (4)	6,010,684	6,016,051
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	2,205,921	2,205,844
2.06%, 01/18/05 (3) (4)	2,644,701	2,644,666
2.07%, 09/15/05 (3) (4)	5,289,402	5,288,744
2.15%, 07/25/05 (3) (4)	6,010,684	6,010,294
2.24%, 05/17/05 (3) (4)	4,988,868	4,988,754
2.33%, 02/25/05 (3) (4)	3,365,983	3,365,825
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	9,016,026	9,016,026
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	3,005,342	3,004,972
2.06%, 07/15/05 (3) (4)	4,508,013	4,507,445
2.06%, 09/15/05 (3)	4,508,013	4,507,299
2.06%, 10/14/05 (3) (4)	3,005,342	3,005,081
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	3,065,449	3,064,543
1.98%, 07/05/05 (3)	3,005,342	3,004,953
2.02%, 07/11/05 (3)	1,502,671	1,502,568
2.05%, 04/15/05 (3) (4)	4,508,013	4,507,680
2.07%, 06/15/05 (3) (4)	2,464,380	2,464,380
2.14%, 03/29/05 (3)	2,584,594	2,584,405
2.14%, 08/26/05 (3) (4)	3,005,342	3,004,901
2.29%, 05/20/05 (3)	2,704,808	2,704,682
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	4,291,628	4,291,629

		340,744,095

MEDIUM-TERM NOTES—0.30%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	6,010,684	6,010,462
1.51%, 02/15/05 (3) (4)	3,906,945	3,908,209
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	4,508,013	4,507,984
K2 USA LLC
1.46%, 01/12/05 (3) (4)	3,005,342	3,005,308
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	1,502,671	1,502,618

		18,934,581

MONEY MARKET FUNDS—2.93%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	24,042,736	24,042,736
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	93,291,507	93,291,507
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	66,117,525	66,117,525
BlackRock Temp Cash Money Market Fund (3)	1,313,749	1,313,749
Short Term Investment Co.- Prime Money Market Portfolio, Institutional Shares (3)	1,673,873	1,673,873

		186,439,390

REPURCHASE AGREEMENTS—1.41%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	60,106,840	60,106,840
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	30,053,420	30,053,420

		90,160,260

TIME DEPOSITS—1.74%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	6,010,684	6,010,684
1.33%, 02/10/05 (3)	3,005,342	3,005,248
1.39%, 02/02/05 (3)	3,005,342	3,005,264
1.39%, 04/08/05 (3)	4,207,479	4,207,258
Bank of New York
1.60%, 12/03/04 (3)	1,502,671	1,502,667
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	3,846,838	3,846,710
National City Bank (Indiana)
1.98%, 12/01/04 (3)	9,016,026	9,016,026
National City Bank (Ohio)
1.25%, 01/06/05 (3)	6,010,684	6,010,713
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	6,010,684	6,010,070
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	6,010,684	6,010,684
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	6,010,684	6,010,684
Societe Generale
2.00%, 12/01/04 (3)	9,016,026	9,016,026
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	10,518,697	10,518,131
1.34%, 02/10/05 (3)	2,404,274	2,404,203
1.77%, 05/10/05 (3)	3,005,342	3,005,211
1.90%, 05/11/05 (3)	3,005,342	3,005,210
2.25%, 01/31/05 (3)	3,005,342	3,005,342
2.30%, 05/12/05 (3)	1,502,671	1,502,199
2.66%, 11/09/05 (3)	6,010,684	6,009,848
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	2,404,274	2,404,051
Washington Mutual Bank
2.05%, 12/14/04 (3)	9,016,026	9,016,026
2.27%, 02/02/05 (3)	2,404,274	2,404,274
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	3,606,410	3,606,410

		110,532,939

U.S. GOVERNMENT AGENCY NOTES—0.34%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	4,207,479	4,212,464
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	2,794,968	2,788,260
1.80%, 01/19/05 (3)	3,005,342	2,997,979
2.06%, 05/31/05 (3)	2,996,506	2,965,471
Federal National Mortgage Association
2.33%, 07/22/05 (3)	9,016,026	8,880,354

		21,844,528

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,007,288,542)		1,007,288,542

TOTAL INVESTMENTS IN SECURITIES — 115.39% (Cost: $6,826,488,949) (7)	7,345,432,463
Other Assets, Less Liabilities — (15.39%)	(979,806,904)

NET ASSETS — 100.00%	$6,365,625,559

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $6,865,897,870. Net unrealized appreciation aggregated $479,534,593, of which $648,092,587 represented gross unrealized appreciation on securities and $168,557,994 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.78%

AGRICULTURE—8.61%
British American Tobacco (Malaysia) Bhd	694,400	8,086,105
Golden Hope Plantations Bhd	1,736,000	1,863,916
Highlands & Lowlands Bhd	892,800	841,112
IOI Corp. Bhd	3,918,400	9,796,000
Kuala Lumpur Kepong Bhd	1,488,000	2,701,895

		23,289,028

AIRLINES—0.67%
Malaysian Airline System Bhd	1,537,600	1,820,842

		1,820,842

AUTO MANUFACTURERS—2.58%
DRB-Hicom Bhd	2,380,800	1,415,950
Oriental Holdings Bhd	942,800	1,106,549
Proton Holdings Bhd	1,488,000	3,563,368
Tan Chong Motor Holdings Bhd	2,033,600	888,362

		6,974,229

AUTO PARTS & EQUIPMENT—0.60%
UMW Holdings Bhd	1,140,800	1,621,137

		1,621,137

BANKS—25.25%
AMMB Holdings Bhd	5,654,400	5,088,960
CIMB Bhd	1,041,600	1,411,642
Commerce Asset Holdings Bhd	8,928,000	11,418,442
Hong Leong Bank Bhd	2,876,800	4,239,495
Malayan Banking Bhd	9,820,800	31,013,053
Public Bank Bhd	6,051,200	12,659,747
RHB Capital Bhd	3,868,800	2,443,453

		68,274,792

BEVERAGES—0.42%
Guinness Anchor Bhd	843,200	1,142,758

		1,142,758

BUILDING MATERIALS—2.36%
Jaya Tiasa Holdings Bhd	446,400	469,895
Malayan Cement Bhd	7,043,200	1,436,442
OYL Industries Bhd	396,833	4,151,082
WTK Holdings Bhd	198,400	313,263

		6,370,682

CHEMICALS—0.47%
Malaysian Oxygen Bhd	396,800	1,284,379

		1,284,379

COMMERCIAL SERVICES—2.05%
PLUS Expressways Bhd	7,588,800	5,551,806

		5,551,806

DIVERSIFIED FINANCIAL SERVICES—1.22%
Hong Leong Credit Bhd	1,290,000	1,575,158
OSK Holdings Bhd	1,835,200	748,568
TA Enterprise Bhd	4,067,200	963,284

		3,287,010

ELECTRIC—7.53%
Malakoff Bhd	3,224,000	5,896,526
Tenaga Nasional Bhd	4,761,600	14,159,495
TIME Engineering Bhd (1)	1,587,200	311,175

		20,367,196

ELECTRONICS—0.26%
Hong Leong Industries Bhd	545,600	689,179
Hume Industries Bhd	667	878

		690,057

ENGINEERING & CONSTRUCTION—6.15%
Gamuda Bhd	3,372,800	4,704,168
IJM Corp. Bhd	1,934,400	2,382,366
Malaysia Airports Holdings Bhd	1,686,400	785,507
Malaysian Resources Corp. Bhd (1)	3,031,100	646,103
MMC Corp. Bhd	1,686,400	949,710
Road Builder (Malaysia) Holdings Bhd	2,381,300	1,629,310
Transmile Group Bhd	644,800	1,348,989
YTL Corp. Bhd	3,124,820	4,193,837

		16,639,990

ENTERTAINMENT—7.08%
Berjaya Sports Toto Bhd	3,174,400	3,458,425
Magnum Corp. Bhd	5,208,000	3,467,432
Resorts World Bhd	2,976,000	7,557,474
Tanjong PLC	1,240,000	4,666,316

		19,149,647

ENVIRONMENTAL CONTROL—0.27%
Puncak Niaga Holding Bhd (1)	843,200	727,815

		727,815

FOOD—1.98%
Nestle (Malaysia) Bhd	446,400	2,854,611
PPB Group Bhd	1,438,433	2,498,331

		5,352,942

GAS—1.73%
Petronas Gas Bhd	2,430,400	4,668,926

		4,668,926

HOLDING COMPANIES - DIVERSIFIED—4.93%
Mulpha International Bhd (1)	5,108,800	920,928
Multi-Purpose Holdings Bhd (1)	3,472,000	1,032,463
Sime Darby Bhd	7,142,400	11,371,453

		13,324,844

INSURANCE—0.31%
MAA Holdings Bhd	595,200	845,811

		845,811

LODGING—3.84%
Genting Bhd	2,132,800	10,383,368

		10,383,368

MEDIA—2.93%
Astro All Asia Networks PLC (1)	3,522,500	5,144,704
New Straits Times Press Bhd (1)	744,000	818,400
Star Publications (Malaysia) Bhd	1,091,200	1,952,674

		7,915,778

OIL & GAS—0.54%
Petronas Dagangan Bhd	744,000	1,448,842

		1,448,842

REAL ESTATE—2.86%
Bandar Raya Developments Bhd	1,289,600	671,949
IGB Corp. Bhd	3,720,000	1,272,632
IOI Properties Bhd	396,950	809,569
KLCC Property Holdings Bhd	2,827,200	1,324,320
MK Land Holdings Bhd	1,835,200	922,430
SP Setia Bhd	2,579,200	2,728,522

		7,729,422

RETAIL—0.27%
Courts Mammoth Bhd	793,600	344,589
Edaran Otomobil Nasional Bhd	446,400	392,362

		736,951

SEMICONDUCTORS—1.08%
Malaysian Pacific Industries Bhd	496,000	1,944,842
Unisem (Malaysia) Bhd	496,000	985,474

		2,930,316

TELECOMMUNICATIONS—9.36%
Maxis Communications Bhd	3,769,600	9,176,000
Telekom Malaysia Bhd	5,108,800	16,133,053

		25,309,053

TRANSPORTATION—4.43%
Malaysia International Shipping Corp. Bhd	2,827,200	10,936,800
Malaysian Bulk Carriers Bhd	1,488,000	1,041,600

		11,978,400

TOTAL COMMON STOCKS (Cost: $205,711,394)		269,816,021

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.16%

MONEY MARKET FUNDS—0.16%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2)	442,273	442,273

		442,273

TOTAL SHORT-TERM INVESTMENTS (Cost: $442,273)		442,273

TOTAL INVESTMENTS IN SECURITIES — 99.94% (Cost: $206,153,667) (3)	270,258,294
Other Assets, Less Liabilities — 0.06%	158,486

NET ASSETS — 100.00%	$270,416,780

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	The cost of investments for federal income tax purposes was $212,482,371. Net unrealized appreciation aggregated $57,775,923, of which $59,950,351 represented gross unrealized appreciation on securities and $2,174,428 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.94%

BEVERAGES—9.37%
Coca-Cola Femsa SA de CV ADR (1)	101,470	2,214,076
Fomento Economico Mexicano SA de CV Class UBD	1,533,000	7,332,674
Grupo Continental SA	735,986	1,210,172
Grupo Modelo SA de CV Series C	1,937,639	5,079,361

		15,836,283

BUILDING MATERIALS—10.99%
Cemex SA de CV Series CPO	2,886,931	18,573,766

		18,573,766

DIVERSIFIED FINANCIAL SERVICES—2.72%
Grupo Financiero Banorte SA de CV Series O	817,600	4,589,498

		4,589,498

ENGINEERING & CONSTRUCTION—1.26%
Grupo Aeroportuario del Sureste SA de CV ADR	77,015	2,134,856

		2,134,856

ENTERTAINMENT—1.93%
Corporaion Interamericana de Entretenimiento SA de CV Class B (1)	1,209,026	3,252,284

		3,252,284

FOOD—1.68%
Grupo Bimbo SA Series A	1,178,074	2,834,282

		2,834,282

FOREST PRODUCTS & PAPER—3.81%
Kimberly-Clark de Mexico SA de CV Class A	1,926,397	6,434,622

		6,434,622

HOLDING COMPANIES - DIVERSIFIED—5.83%
Alfa SA de CV Class A	801,175	3,969,212
Grupo Carso SA de CV Series A1	1,202,164	5,884,064

		9,853,276

HOME BUILDERS—0.98%
Corporacion GEO SA de CV Series B (1)	886,001	1,647,823

		1,647,823

HOUSEWARES—0.55%
Vitro SA de CV Series A	1,017,036	937,611

		937,611

MEDIA—6.73%
Grupo Televisa SA Series CPO	2,689,466	8,353,413
TV Azteca SA de CV Series CPO (1)	4,460,300	3,015,448

		11,368,861

METAL FABRICATE & HARDWARE—0.00%
Hylsamex SA de CV Class B (1)	1	3

		3

MINING—3.43%
Grupo Mexico SA de CV Series B (1)	890,683	4,304,760
Industrias Penoles SA de CV Series CP	284,043	1,483,118

		5,787,878

REAL ESTATE—1.46%
Consorcio Ara SA de CV (1)	839,546	2,471,507

		2,471,507

RETAIL—7.72%
Controladora Comercial Mexicana SA de CV	1,554,900	1,740,940
Grupo Sanborns SA Series B1 (1)	733,723	1,130,640
Organizacion Soriana SA de CV Series B	661,526	2,274,470
Wal-Mart de Mexico SA de CV Series V	2,300,449	7,895,099

		13,041,149

TELECOMMUNICATIONS—41.48%
America Movil SA de CV Series L	15,738,800	36,603,654
America Telecom SA de CV Series A1 (1)	1,418,088	3,524,141
Carso Global Telecom SA de CV Class A1 (1)	2,117,584	3,359,313
Telefonos de Mexico SA de CV Series L	15,220,500	26,585,967

		70,073,075

TOTAL COMMON STOCKS (Cost: $148,137,471)		168,836,774

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2)	136,810	136,810

		136,810

TOTAL SHORT-TERM INVESTMENTS (Cost: $136,810)		136,810

TOTAL INVESTMENTS IN SECURITIES — 100.02% (Cost: $148,274,281) (3)		168,973,584
Other Assets, Less Liabilities — (0.02%)		(34,923)

NET ASSETS — 100.00%		$168,938,661

ADR -	American Depositary Receipts
(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(3)	The cost of investments for federal income tax purposes was $148,546,104. Net unrealized appreciation aggregated $20,427,480, of which $21,663,844 represented gross unrealized appreciation on securities and $1,236,364 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.89%

BANKS—4.85%
ABN AMRO Holding NV	64,898	1,593,950

		1,593,950

BEVERAGES—3.54%
Heineken NV	36,859	1,165,885

		1,165,885

CHEMICALS—5.74%
Akzo Nobel NV	36,963	1,528,791
DSM NV	5,994	360,556

		1,889,347

COMMERCIAL SERVICES—2.80%
IHC Caland NV (1)	8,214	502,501
Randstad Holdings NV	3,293	126,483
Vedior NV	17,390	291,676

		920,660

COMPUTERS—0.26%
Getronics NV (1) (2)	40,034	84,599

		84,599

DISTRIBUTION & WHOLESALE—0.26%
Hagemeyer NV (1) (2)	42,439	86,297

		86,297

ELECTRONICS—4.89%
Koninklijke Philips Electronics NV	62,419	1,609,385

		1,609,385

FOOD—13.43%
Koninklijke Ahold NV (2)	125,060	920,809
Koninklijke Numico NV CVA (1) (2)	12,094	430,771
Unilever NV CVA (1)	48,766	3,066,277

		4,417,857

INSURANCE—18.71%
AEGON NV	112,628	1,392,101
ING Groep NV	173,234	4,765,898

		6,157,999

MEDIA—7.44%
Reed Elsevier NV	90,872	1,217,396
VNU NV	20,572	620,646
Wolters Kluwer NV CVA	31,857	611,383

		2,449,425

OFFICE & BUSINESS EQUIPMENT—1.05%
Oce NV (1)	23,125	345,761

		345,761

OIL & GAS—24.59%
Royal Dutch Petroleum Co.	141,266	8,092,007

		8,092,007

REAL ESTATE INVESTMENT TRUSTS—1.89%
Corio NV	3,293	180,139
Rodamco Europe NV	3,774	286,906
Wereldhave NV	1,554	153,765

		620,810

SEMICONDUCTORS—2.02%
ASML Holding NV (2)	43,327	664,516

		664,516

TELECOMMUNICATIONS—4.27%
Koninklijke KPN NV	162,023	1,406,148

		1,406,148

TRANSPORTATION—4.15%
TPG NV	52,096	1,365,377

		1,365,377

TOTAL COMMON STOCKS (Cost: $32,800,987)		32,870,023

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.69%

COMMERCIAL PAPER—2.53%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	10,487	10,480
2.00%, 12/15/04 (3)	10,487	10,479
2.05%, 12/15/04 (3)	31,462	31,437
2.25%, 01/04/05 (3)	5,244	5,232
Barton Capital Corp.
2.02%, 12/15/04 (3)	10,511	10,502
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	9,439	9,435
2.03%, 12/08/04 (3)	10,487	10,483
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	25,694	25,638
Corporate Asset Funding
2.21%, 02/07/05 (3)	15,731	15,665
2.26%, 02/03/05 (3)	20,974	20,890
CRC Funding LLC
2.21%, 02/07/05 (3)	5,244	5,222
Depfa Bank PLC
2.28%, 05/03/05 (3)	10,487	10,386
Edison Asset Securitization
1.59%, 12/02/04 (3)	20,974	20,974
2.02%, 12/08/04 (3)	31,462	31,449
2.26%, 05/04/05 (3)	26,218	25,965
Fairway Finance Corp.
2.00%, 12/14/04 (3)	13,666	13,656
2.04%, 12/07/04 (3)	4,201	4,200

Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	29,639	29,617
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	10,487	10,464
2.28%, 04/27/05 (3)	15,731	15,584
Fortis Funding LLC
2.35%, 05/09/05 (3)	29,364	29,059
General Electric Capital Corp.
2.00%, 12/06/04 (3)	15,731	15,726
2.02%, 12/08/04 (3)	31,462	31,449
2.24%, 02/02/05 (3)	62,923	62,677
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	7,341	7,318
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	11,646	11,597
Grampian Funding LLC
2.27%, 02/01/05 (3)	15,731	15,669
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	16,888	16,881
2.03%, 12/10/04 (3)	8,921	8,916
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	16,868	16,863
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	13,633	13,581
Nationwide Building Society
1.63%, 12/09/04 (3)	17,409	17,403
2.21%, 02/10/05 (3)	20,974	20,883
New Center Asset Trust
2.04%, 12/13/04 (3)	20,974	20,960
2.25%, 02/02/05 (3)	19,716	19,638
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	21,228	21,212
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	15,731	15,724
Prudential Funding LLC
1.60%, 12/01/04 (3)	10,487	10,487
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	15,347	15,347
2.05%, 12/15/04 (3)	8,044	8,037
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	13,370	13,317
Sydney Capital Corp.
2.25%, 01/18/05 (3)	10,487	10,456
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	10,753	10,745
2.06%, 12/13/04 (3)	1,948	1,947
2.06%, 12/15/04 (3)	11,588	11,578
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	5,042	5,040
2.05%, 12/15/04 (3)	20,643	20,627
Tulip Funding Corp.
2.25%, 01/14/05 (3)	10,487	10,458
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	31,462	31,446
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	10,487	10,484
Windmill Funding Corp.
2.00%, 12/15/04 (3)	9,439	9,431

		832,714

FLOATING RATE NOTES—3.61%

American Express Credit Corp.
2.19%, 10/26/05 (3)	41,949	41,968
Bank of Nova Scotia
2.10%, 09/26/05 (3)	5,244	5,242
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	12,585	12,584
2.07%, 09/23/05 (3) (4)	18,877	18,871
2.07%, 09/27/05 (3) (4)	16,780	16,774
2.14%, 03/15/05 (3) (4)	10,487	10,490
2.22%, 10/27/05 (3) (4)	19,926	19,946
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	31,462	31,454
2.04%, 12/14/05 (3)	18,877	18,871
2.13%, 10/31/05 (3)	20,974	20,970
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	37,125	37,125
CC USA Inc.
1.97%, 05/04/05 (3) (4)	20,974	20,973
2.06%, 07/29/05 (3) (4)	20,974	20,970
Den Danske Bank NY
2.02%, 08/12/05 (3)	20,974	20,970
2.11%, 08/26/05 (3)	20,974	20,970
2.22%, 10/17/05 (3)	20,974	20,969
Depfa Bank PLC
1.86%, 09/15/05 (3)	20,974	20,974
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	17,409	17,405
Fairway Finance LLC
2.05%, 03/14/05 (3)	20,974	20,974
2.10%, 01/20/05 (3)	10,487	10,487
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	41,949	41,949
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	16,780	16,779
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	14,682	14,682
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	20,974	20,974
K2 USA LLC
2.04%, 09/12/05 (3) (4)	20,974	20,971
2.05%, 06/10/05 (3) (4)	20,974	20,973
2.05%, 07/25/05 (3) (4)	10,487	10,486
2.12%, 10/20/05 (3) (4)	20,974	20,976
Links Finance LLC
2.05%, 04/15/05 (3) (4)	20,974	20,973
2.05%, 11/16/05 (3) (4)	10,487	10,485
2.12%, 04/25/05 (3)	20,974	20,980
National City Bank (Ohio)
2.00%, 08/09/05 (3)	20,974	20,970
2.08%, 06/10/05 (3)	10,487	10,489
2.08%, 06/23/05 (3)	20,974	20,971
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	35,657	35,661
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	20,974	20,970
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	19,926	19,926
2.15%, 10/25/05 (3) (4)	41,949	41,949

Permanent Financing PLC
2.04%, 03/10/05 (3)	20,974	20,974
2.05%, 12/10/04 (3)	10,487	10,487
2.07%, 06/10/05 (3)	9,439	9,439
2.08%, 09/12/05 (3)	26,218	26,218
Sigma Finance Inc.
2.09%, 08/17/05 (3)	10,487	10,488
2.09%, 09/15/05 (3)	26,218	26,220
2.22%, 11/28/05 (3) (4)	20,974	20,993
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	7,698	7,697
2.06%, 01/18/05 (3) (4)	9,229	9,229
2.07%, 09/15/05 (3) (4)	18,458	18,455
2.15%, 07/25/05 (3) (4)	20,974	20,974
2.24%, 05/17/05 (3) (4)	17,409	17,408
2.33%, 02/25/05 (3) (4)	11,746	11,745
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	31,462	31,462
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	10,487	10,486
2.06%, 07/15/05 (3) (4)	15,731	15,729
2.06%, 09/15/05 (3)	15,731	15,728
2.06%, 10/14/05 (3) (4)	10,487	10,486
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	10,697	10,694
1.98%, 07/05/05 (3)	10,487	10,486
2.02%, 07/11/05 (3)	5,244	5,243
2.05%, 04/15/05 (3) (4)	15,731	15,730
2.07%, 06/15/05 (3) (4)	8,600	8,600
2.14%, 03/29/05 (3)	9,019	9,018
2.14%, 08/26/05 (3) (4)	10,487	10,486
2.29%, 05/20/05 (3)	9,439	9,438
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	14,976	14,976

		1,189,040

MEDIUM-TERM NOTES—0.20%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	20,974	20,974
1.51%, 02/15/05 (3) (4)	13,633	13,638
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	15,731	15,731
K2 USA LLC
1.46%, 01/12/05 (3) (4)	10,487	10,487
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	5,244	5,243

		66,073

MONEY MARKET FUNDS—1.99%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	83,898	83,898
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	329,225	329,225
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	230,719	230,719
BlackRock Temp Cash Money Market Fund (3)	4,584	4,584
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	5,841	5,841

		654,267

REPURCHASE AGREEMENTS—0.96%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	209,745	209,745
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	104,872	104,872

		314,617

TIME DEPOSITS—1.17%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	20,974	20,974
1.33%, 02/10/05 (3)	10,487	10,487
1.39%, 02/02/05 (3)	10,487	10,484
1.39%, 04/08/05 (3)	14,682	14,681
Bank of New York
1.60%, 12/03/04 (3)	5,244	5,244
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	13,424	13,423
National City Bank (Indiana)
1.98%, 12/01/04 (3)	31,462	31,462
National City Bank (Ohio)
1.25%, 01/06/05 (3)	20,974	20,975
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	20,974	20,972
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	20,974	20,974
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	20,974	20,974
Societe Generale
2.00%, 12/01/04 (3)	31,462	31,462
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	36,705	36,703
1.34%, 02/10/05 (3)	8,390	8,390
1.77%, 05/10/05 (3)	10,487	10,487
1.90%, 05/11/05 (3)	10,487	10,487
2.25%, 01/31/05 (3)	10,487	10,487
2.30%, 05/12/05 (3)	5,244	5,242
2.66%, 11/09/05 (3)	20,974	20,972
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	8,390	8,390
Washington Mutual Bank
2.05%, 12/14/04 (3)	31,462	31,462
2.27%, 02/02/05 (3)	8,390	8,390
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	12,585	12,585

		385,707

U.S. GOVERNMENT AGENCY NOTES—0.23%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	14,682	14,700
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	9,753	9,730
1.80%, 01/19/05 (3)	10,487	10,462
2.06%, 05/31/05 (3)	10,456	10,349
Federal National Mortgage Association
2.33%, 07/22/05 (3)	31,462	30,988

		76,229

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,518,647)	3,518,647

TOTAL INVESTMENTS IN SECURITIES — 110.58% (Cost: $36,319,634) (7)	36,388,670
Other Assets, Less Liabilities — (10.58%)	(3,480,512)

NET ASSETS — 100.00%	$32,908,158

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $37,114,540. Net unrealized depreciation aggregated $725,870, of which $1,564,259 represented gross unrealized appreciation on securities and $2,290,129 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.43%

AUSTRALIA—64.34%
Alumina Ltd.	1,496,979	6,736,735
Amcor Ltd. (1)	1,147,311	6,596,372
AMP Ltd.	2,409,561	12,862,699
Ansell Ltd. (1)	211,068	1,498,474
Aristocrat Leisure Ltd. (1)	404,217	2,759,961
Australia & New Zealand Banking Group Ltd.	2,369,664	36,864,377
Australian Gas Light Co. Ltd.	596,178	5,994,966
Australian Stock Exchange Ltd. (1)	134,244	1,950,915
AXA Asia Pacific Holdings Ltd.	908,127	2,825,509
BHP Billiton Ltd.	4,662,504	55,892,489
BHP Steel Ltd.	956,934	6,259,149
Boral Ltd. (1)	765,963	4,100,744
Brambles Industries Ltd. (1)	1,264,032	6,914,375
Centro Properties Group	1,000,890	4,014,973
Coca-Cola Amatil Ltd. (1)	596,574	3,448,469
Cochlear Ltd.	70,488	1,285,254
Coles Myer Ltd.	1,436,787	11,125,734
Commonwealth Bank of Australia	1,626,570	39,641,168
Commonwealth Property Office Fund	1,770,714	1,827,283
Computershare Ltd.	495,792	2,058,065
CSL Ltd.	256,707	5,298,160
CSR Ltd.	1,177,704	2,348,416
DB RREEF Trust (2)	3,193,146	3,245,606
Foster’s Group Ltd.	2,609,145	10,931,952
Futuris Corp. Ltd.	699,633	1,145,403
Gandel Retail Trust	1,829,025	2,341,582
General Property Trust	2,636,073	7,444,998
Harvey Norman Holdings Ltd.	675,081	1,681,383
Iluka Resources Ltd.	300,267	1,362,916
ING Industrial Fund	879,120	1,459,714
Insurance Australia Group Ltd.	2,078,604	9,418,687
Investa Property Group (1)	1,872,783	3,109,618
James Hardie Industries NV	598,653	2,689,425
John Fairfax Holdings Ltd.	1,188,000	3,926,737
Leighton Holdings Ltd. (1)	168,300	1,435,118
Lend Lease Corp Ltd.	467,478	4,425,137
Lion Nathan Ltd.	383,229	2,363,912
Macquarie Bank Ltd. (1)	286,308	9,767,776
Macquarie Goodman Industrial Trust	2,163,150	3,457,479
Macquarie Infrastructure Group	2,523,312	7,753,038
Mayne Group Ltd.	838,926	2,766,421
Mirvac Group	926,145	3,398,959
National Australia Bank Ltd. (1)	1,992,771	43,386,120
Newcrest Mining Ltd.	429,264	5,821,993
OneSteel Ltd.	722,502	1,384,656
Orica Ltd.	352,836	5,365,803
Origin Energy Ltd.	872,883	4,774,753
Pacific Brands Ltd.	621,126	1,590,374
PaperlinX Ltd. (1)	581,625	2,098,465
Patrick Corp. Ltd. (1)	706,860	3,444,283
Perpetual Trustees Australia Ltd.	49,896	2,146,708
Publishing & Broadcasting Ltd.	172,260	2,091,725
Qantas Airways Ltd.	1,168,200	3,244,935
QBE Insurance Group Ltd. (1)	892,980	9,665,441

Rinker Group Ltd.	1,224,036	9,117,403
Rio Tinto Ltd. (1)	404,217	12,325,736
Santos Ltd.	763,785	5,215,063
Sonic Healthcare Ltd.	314,325	2,731,509
Southcorp Ltd. (2)	825,363	2,337,457
Stockland Trust Group (1)	1,654,290	7,547,354
Suncorp-Metway Ltd.	701,514	9,389,256
TABCORP Holdings Ltd.	660,825	8,649,825
Telstra Corp. Ltd. (1)	2,764,872	10,576,153
Toll Holdings Ltd.	314,523	2,938,222
Transurban Group	693,000	3,452,026
Wesfarmers Ltd. (1)	492,129	14,586,398
Westfield Group (1) (2)	1,868,625	22,835,392
Westpac Banking Corp. Ltd.	2,315,808	33,313,329
WMC Resources Ltd.	1,497,969	8,379,997
Woodside Petroleum Ltd. (1)	610,137	9,870,500
Woolworths Ltd.	1,352,043	15,735,753

		570,446,777

HONG KONG—21.66%
ASM Pacific Technology Ltd. (1)	247,500	884,844
Bank of East Asia Ltd.	1,742,400	5,478,646
BOC Hong Kong Holdings Ltd. (1)	4,851,000	9,108,160
Cathay Pacific Airways Ltd. (1)	1,287,000	2,284,043
Cheung Kong Holdings Ltd.	1,980,000	19,097,345
Cheung Kong Infrastructure Holdings Ltd. (1)	594,000	1,707,303
CLP Holdings Ltd.	2,376,000	13,658,421
Esprit Holdings Ltd.	1,138,500	6,266,475
Giordano International Ltd.	1,782,000	1,122,924
Hang Lung Properties Ltd.	1,672,736	2,613,667
Hang Seng Bank Ltd.	999,900	13,887,589
Henderson Land Development Co. Ltd.	990,000	5,156,283
Hong Kong & China Gas Co. Ltd.	4,741,836	9,787,417
Hong Kong Exchanges & Clearing Ltd. (1)	1,386,000	3,493,541
Hongkong Electric Holdings Ltd.	1,831,500	8,220,134
Hopewell Holdings Ltd.	792,000	2,057,421

Hutchinson Telecommunications International Ltd. (2)	792,000	656,949
Hutchison Whampoa Ltd. (1)	2,772,000	24,775,622
Hysan Development Co. Ltd.	792,000	1,609,270
Johnson Electric Holdings Ltd.	1,881,000	1,826,343
Kerry Properties Ltd.	594,000	1,275,703
Kingboard Chemical Holdings Co. Ltd.	594,000	1,294,800
Li & Fung Ltd.	1,980,000	3,310,206
MTR Corp. Ltd.	1,683,000	2,683,814
New World Development Co. Ltd.	2,970,941	3,343,094
Orient Overseas International Ltd. (1)	198,000	754,982
PCCW Ltd.	4,543,845	2,804,861
SCMP Group Ltd.	1,386,000	579,286
Shangri-La Asia Ltd. (1)	1,386,000	1,773,507
Sino Land Co. Ltd. (1)	1,386,000	1,327,902
SmarTone Telecommunications Holdings Ltd.	346,500	360,940
Sun Hung Kai Properties Ltd.	1,683,000	16,719,726
Swire Pacific Ltd. Class A	1,237,500	9,946,534
Techtronic Industries Co. Ltd. (1)	1,138,500	2,284,043
Television Broadcasts Ltd.	396,000	1,868,993
Texwinca Holdings Ltd.	792,000	738,431
Wharf Holdings Ltd. (The)	1,584,000	5,642,629
Yue Yuen Industrial Holdings Ltd.	643,500	1,671,654

		192,073,502

NEW ZEALAND—2.90%
Auckland International Airport Ltd.	307,208	1,716,774
Carter Holt Harvey Ltd. (1)	851,202	1,359,951
Contact Energy Ltd. (1)	375,606	1,700,730
Fisher & Paykel Appliances Holdings Ltd. (1)	313,929	964,883
Fisher & Paykel Healthcare Corp. Ltd. (1)	599,940	1,246,498
Fletcher Building Ltd. (1)	564,597	2,499,844

Independent Newspapers Ltd.	150,230	579,060
NGC Holdings Ltd.	203,841	454,190
Sky City Entertainment Group Ltd. (1)	535,788	1,911,649
Sky Network Television Ltd. (2)	117,612	490,411
Telecom Corp. of New Zealand Ltd. (1)	2,551,626	11,041,799
Tenon Ltd. (2)	100,626	155,001
Tower Ltd. (2)	384,120	591,686
Warehouse Group Ltd. (The)	177,606	465,720
Waste Management NZ Ltd.	128,799	513,066

		25,691,262

SINGAPORE—10.53%
Allgreen Properties Ltd.	594,000	377,441
Ascendas Real Estate Investment Trust (1)	990,000	1,100,874
Capitaland Ltd. (1)	1,300,000	1,644,162
CapitaMall Trust Management Ltd.	891,000	914,572
Chartered Semiconductor Manufacturing Ltd. (1) (2)	1,386,000	872,231
City Developments Ltd.	594,000	2,540,478
ComfortDelGro Corp. Ltd.	2,277,000	1,989,436
Creative Technology Ltd.	74,250	929,996
Datacraft Asia Ltd. (1) (2)	297,000	317,790
DBS Group Holdings Ltd.	1,485,000	14,335,553
Fraser & Neave Ltd.	198,830	1,773,641
Haw Par Corp. Ltd.	99,397	297,578
Jardine Cycle & Carriage Ltd.	99,000	598,827
Keppel Corp. Ltd. (1)	693,000	3,408,474
Keppel Land Ltd.	495,000	626,046
Neptune Orient Lines Ltd.	594,000	1,070,630
Oversea-Chinese Banking Corp. Ltd.	1,386,000	11,347,467
Overseas Union Enterprise Ltd.	99,000	450,632
Parkway Holdings Ltd.	693,000	592,778
SembCorp Industries Ltd.	1,188,000	1,052,484
SembCorp Logistics Ltd. (1)	396,000	541,969
SembCorp Marine Ltd.	693,000	482,691
Singapore Airlines Ltd.	693,000	4,615,201
Singapore Exchange Ltd.	990,000	1,040,386
Singapore Land Ltd.	198,000	541,969
Singapore Post Ltd.	1,782,000	930,904
Singapore Press Holdings Ltd.	2,068,517	5,965,296
Singapore Technologies Engineering Ltd. (1)	1,683,000	2,179,972
Singapore Telecommunications Ltd.	8,712,871	12,616,548
SMRT Corp. Ltd.	792,000	401,637
STATS ChipPAC Ltd. (2)	1,188,000	671,412
United Overseas Bank Ltd.	1,584,000	13,162,095
United Overseas Land Ltd.	495,000	701,656
Venture Corp. Ltd.	297,000	2,867,111
Wing Tai Holdings Ltd.	594,333	363,129

		93,323,066

TOTAL COMMON STOCKS (Cost: $702,760,411)		881,534,607

Security	Shares	Value
PREFERRED STOCKS—0.02%

NEW ZEALAND—0.02%
Tenon Ltd. (2)	135,709	209,042

		209,042

TOTAL PREFERRED STOCKS (Cost: $136,085)		209,042

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—14.24%

COMMERCIAL PAPER—3.37%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	376,872	376,621
2.00%, 12/15/04 (3)	376,872	376,580
2.05%, 12/15/04 (3)	1,130,616	1,129,715
2.25%, 01/04/05 (3)	188,436	188,036
Barton Capital Corp.
2.02%, 12/15/04 (3)	377,709	377,412
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	339,185	339,072
2.03%, 12/08/04 (3)	376,872	376,723
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	923,352	921,332
Corporate Asset Funding
2.21%, 02/07/05 (3)	565,308	562,954
2.26%, 02/03/05 (3)	753,744	750,716
CRC Funding LLC
2.21%, 02/07/05 (3)	188,436	187,651
Depfa Bank PLC
2.28%, 05/03/05 (3)	376,872	373,228
Edison Asset Securitization
1.59%, 12/02/04 (3)	753,744	753,711
2.02%, 12/08/04 (3)	1,130,616	1,130,173
2.26%, 05/04/05 (3)	942,180	933,072
Fairway Finance Corp.
2.00%, 12/14/04 (3)	491,110	490,755
2.04%, 12/07/04 (3)	150,967	150,917
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	1,065,116	1,064,331
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	376,872	376,020
2.28%, 04/27/05 (3)	565,308	560,045
Fortis Funding LLC
2.35%, 05/09/05 (3)	1,055,242	1,044,289
General Electric Capital Corp.
2.00%, 12/06/04 (3)	565,308	565,151
2.02%, 12/08/04 (3)	1,130,616	1,130,173
2.24%, 02/02/05 (3)	2,261,233	2,252,369
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	263,810	262,979
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	418,501	416,737
Grampian Funding LLC
2.27%, 02/01/05 (3)	565,308	563,098
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	606,877	606,641
2.03%, 12/10/04 (3)	320,583	320,420
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	606,184	605,982
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	489,934	488,044
Nationwide Building Society
1.63%, 12/09/04 (3)	625,608	625,381
2.21%, 02/10/05 (3)	753,744	750,459
New Center Asset Trust
2.04%, 12/13/04 (3)	753,744	753,232
2.25%, 02/02/05 (3)	708,520	705,730
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	762,872	762,270
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	565,308	565,053
Prudential Funding LLC
1.60%, 12/01/04 (3)	376,872	376,872
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	551,530	551,530
2.05%, 12/15/04 (3)	289,061	288,830

Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	480,482	478,565
Sydney Capital Corp.
2.25%, 01/18/05 (3)	376,872	375,742
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	386,430	386,122
2.06%, 12/13/04 (3)	70,008	69,960
2.06%, 12/15/04 (3)	416,414	416,080
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	181,185	181,124
2.05%, 12/15/04 (3)	741,843	741,251
Tulip Funding Corp.
2.25%, 01/14/05 (3)	376,872	375,836
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	1,130,616	1,130,059
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	376,872	376,766
Windmill Funding Corp.
2.00%, 12/15/04 (3)	339,185	338,922

		29,924,731

FLOATING RATE NOTES—4.82%

American Express Credit Corp.
2.19%, 10/26/05 (3)	1,507,489	1,508,169
Bank of Nova Scotia
2.10%, 09/26/05 (3)	188,436	188,368
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	452,247	452,208
2.07%, 09/23/05 (3) (4)	678,370	678,150
2.07%, 09/27/05 (3) (4)	602,995	602,797
2.14%, 03/15/05 (3) (4)	376,872	376,960
2.22%, 10/27/05 (3) (4)	716,057	716,770
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	1,130,616	1,130,327
2.04%, 12/14/05 (3)	678,370	678,141
2.13%, 10/31/05 (3)	753,744	753,566
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	1,334,127	1,334,127
CC USA Inc.
1.97%, 05/04/05 (3) (4)	753,744	753,681
2.06%, 07/29/05 (3) (4)	753,744	753,595
Den Danske Bank NY
2.02%, 08/12/05 (3)	753,744	753,587
2.11%, 08/26/05 (3)	753,744	753,578
2.22%, 10/17/05 (3)	753,744	753,547
Depfa Bank PLC
1.86%, 09/15/05 (3)	753,744	753,744
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	625,608	625,484
Fairway Finance LLC
2.05%, 03/14/05 (3)	753,744	753,744
2.10%, 01/20/05 (3)	376,872	376,872
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	1,507,489	1,507,489
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	602,995	602,971
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	527,621	527,621
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	753,744	753,744
K2 USA LLC
2.04%, 09/12/05 (3) (4)	753,744	753,627
2.05%, 06/10/05 (3) (4)	753,744	753,696
2.05%, 07/25/05 (3) (4)	376,872	376,823
2.12%, 10/20/05 (3) (4)	753,744	753,767
Links Finance LLC
2.05%, 04/15/05 (3) (4)	753,744	753,688

2.05%, 11/16/05 (3) (4)	376,872	376,800
2.12%, 04/25/05 (3)	753,744	753,941
National City Bank (Ohio)
2.00%, 08/09/05 (3)	753,744	753,589
2.08%, 06/10/05 (3)	376,872	376,934
2.08%, 06/23/05 (3)	753,744	753,618
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	1,281,365	1,281,517
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	753,744	753,571
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	716,057	716,057
2.15%, 10/25/05 (3) (4)	1,507,489	1,507,489
Permanent Financing PLC
2.04%, 03/10/05 (3)	753,744	753,744
2.05%, 12/10/04 (3)	376,872	376,872
2.07%, 06/10/05 (3)	339,185	339,185
2.08%, 09/12/05 (3)	942,180	942,180
Sigma Finance Inc.
2.09%, 08/17/05 (3)	376,872	376,896
2.09%, 09/15/05 (3)	942,180	942,249
2.22%, 11/28/05 (3) (4)	753,744	754,417
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	276,624	276,615
2.06%, 01/18/05 (3) (4)	331,647	331,643
2.07%, 09/15/05 (3) (4)	663,295	663,212
2.15%, 07/25/05 (3) (4)	753,744	753,695
2.24%, 05/17/05 (3) (4)	625,608	625,593
2.33%, 02/25/05 (3) (4)	422,097	422,077
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	1,130,616	1,130,616
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	376,872	376,826
2.06%, 07/15/05 (3) (4)	565,308	565,237
2.06%, 09/15/05 (3)	565,308	565,219
2.06%, 10/14/05 (3) (4)	376,872	376,839
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	384,410	384,296
1.98%, 07/05/05 (3)	376,872	376,823
2.02%, 07/11/05 (3)	188,436	188,423
2.05%, 04/15/05 (3) (4)	565,308	565,266
2.07%, 06/15/05 (3) (4)	309,035	309,035
2.14%, 03/29/05 (3)	324,110	324,086
2.14%, 08/26/05 (3) (4)	376,872	376,817
2.29%, 05/20/05 (3)	339,185	339,169
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	538,173	538,173

		42,729,560

MEDIUM-TERM NOTES—0.27%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	753,744	753,716
1.51%, 02/15/05 (3) (4)	489,934	490,092
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	565,308	565,305
K2 USA LLC
1.46%, 01/12/05 (3) (4)	376,872	376,868
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	188,436	188,429

		2,374,410

MONEY MARKET FUNDS—2.63%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	3,014,977	3,014,977
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	11,597,514	11,597,514
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	8,291,187	8,291,187

BlackRock Temp Cash Money Market Fund (3)	164,745	164,745
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	209,905	209,905

		23,278,328

REPURCHASE AGREEMENTS—1.28%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	7,537,443	7,537,443
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	3,768,721	3,768,721

		11,306,164

TIME DEPOSITS—1.56%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	753,744	753,744
1.33%, 02/10/05 (3)	376,872	376,861
1.39%, 02/02/05 (3)	376,872	376,859
1.39%, 04/08/05 (3)	527,621	527,593
Bank of New York
1.60%, 12/03/04 (3)	188,436	188,436
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	482,396	482,380
National City Bank (Indiana)
1.98%, 12/01/04 (3)	1,130,616	1,130,616
National City Bank (Ohio)
1.25%, 01/06/05 (3)	753,744	753,748
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	753,744	753,667
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	753,744	753,744
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	753,744	753,744
Societe Generale
2.00%, 12/01/04 (3)	1,130,616	1,130,616
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	1,319,052	1,318,982
1.34%, 02/10/05 (3)	301,498	301,489
1.77%, 05/10/05 (3)	376,872	376,856
1.90%, 05/11/05 (3)	376,872	376,856
2.25%, 01/31/05 (3)	376,872	376,872
2.30%, 05/12/05 (3)	188,436	188,377
2.66%, 11/09/05 (3)	753,744	753,639
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	301,498	301,470
Washington Mutual Bank
2.05%, 12/14/04 (3)	1,130,616	1,130,616
2.27%, 02/02/05 (3)	301,498	301,498
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	452,247	452,247

		13,860,910

U.S. GOVERNMENT AGENCY NOTES—0.31%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	527,621	528,246
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	350,491	349,650
1.80%, 01/19/05 (3)	376,872	375,949
2.06%, 05/31/05 (3)	375,764	371,872
Federal National Mortgage Association
2.33%, 07/22/05 (3)	1,130,616	1,113,603

		2,739,320

TOTAL SHORT-TERM INVESTMENTS (Cost: $126,213,423)		126,213,423

TOTAL INVESTMENTS IN SECURITIES — 113.69% (Cost: $829,109,919) (7)	1,007,957,072
Other Assets, Less Liabilities — (13.69%)	(121,338,845)

NET ASSETS — 100.00%	$886,618,227

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $835,204,662. Net unrealized appreciation aggregated $172,752,410, of which $173,539,862 represented gross unrealized appreciation on securities and $787,452 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.84%

AIRLINES—4.67%
Singapore Airlines Ltd.	1,345,000	8,957,353

		8,957,353

BANKS—36.33%
DBS Group Holdings Ltd.	2,690,000	25,968,107
Oversea-Chinese Banking Corp. Ltd.	2,421,000	19,821,226
United Overseas Bank Ltd.	2,870,000	23,847,987

		69,637,320

BEVERAGES—2.50%
Fraser & Neave Ltd.	538,000	4,799,169

		4,799,169

COMPUTERS—1.05%
Creative Technology Ltd. (1)	161,400	2,021,568

		2,021,568

DISTRIBUTION & WHOLESALE—0.85%
Jardine Cycle & Carriage Ltd. (1)	269,000	1,627,116

		1,627,116

DIVERSIFIED FINANCIAL SERVICES—2.07%
Singapore Exchange Ltd.	3,766,000	3,957,671

		3,957,671

ELECTRONICS—2.71%
Venture Corp. Ltd.	538,000	5,193,621

		5,193,621

ENGINEERING & CONSTRUCTION—4.28%
SembCorp Industries Ltd.	2,959,000	2,621,464
Singapore Technologies Engineering Ltd. (1)	4,304,000	5,574,925

		8,196,389

HEALTH CARE-SERVICES—0.96%
Parkway Holdings Ltd.	2,152,000	1,840,777

		1,840,777

HOLDING COMPANIES - DIVERSIFIED—4.98%
Haw Par Corp. Ltd.	538,000	1,610,680
Keppel Corp. Ltd. (1)	1,614,000	7,938,352

		9,549,032

LODGING—0.64%
Overseas Union Enterprise Ltd.	269,000	1,224,445

		1,224,445

MEDIA—4.86%
Singapore Press Holdings Ltd.	3,228,000	9,309,073

		9,309,073

REAL ESTATE—9.11%
Allgreen Properties Ltd.	2,421,000	1,538,364
Capitaland Ltd. (1)	3,497,000	4,422,796
City Developments Ltd.	1,345,000	5,752,429
Keppel Land Ltd.	1,345,000	1,701,075
Singapore Land Ltd.	538,000	1,472,622
United Overseas Land Ltd.	1,345,000	1,906,519
Wing Tai Holdings Ltd.	1,076,000	657,420

		17,451,225

REAL ESTATE INVESTMENT TRUSTS—1.95%
Ascendas Real Estate Investment Trust (1)	1,614,000	1,794,758
CapitaMall Trust Management Ltd.	1,883,000	1,932,816

		3,727,574

SEMICONDUCTORS—1.76%
Chartered Semiconductor Manufacturing Ltd. (1) (2)	2,959,000	1,862,143
STATS ChipPAC Ltd. (2)	2,690,000	1,520,285

		3,382,428

SHIPBUILDING—0.88%
SembCorp Marine Ltd.	2,421,000	1,686,283

		1,686,283

TELECOMMUNICATIONS—13.05%
Datacraft Asia Ltd. (1) (2)	807,000	863,490
Singapore Telecommunications Ltd.	16,678,650	24,151,280

		25,014,770

TRANSPORTATION—7.19%
ComfortDelGro Corp. Ltd.	5,380,000	4,700,556
Neptune Orient Lines Ltd.	1,614,000	2,909,085
SembCorp Logistics Ltd. (1)	1,076,000	1,472,622
Singapore Post Ltd.	4,573,000	2,388,901
SMRT Corp. Ltd. (1)	4,573,000	2,319,051

		13,790,215

TOTAL COMMON STOCKS (Cost: $156,171,516)		191,366,029

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.01%

COMMERCIAL PAPER—1.89%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	45,633	45,603
2.00%, 12/15/04 (3)	45,633	45,598
2.05%, 12/15/04 (3)	136,899	136,790
2.25%, 01/04/05 (3)	22,817	22,768
Barton Capital Corp.
2.02%, 12/15/04 (3)	45,734	45,698
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	41,070	41,056
2.03%, 12/08/04 (3)	45,633	45,615

Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	111,803	111,558
Corporate Asset Funding
2.21%, 02/07/05 (3)	68,450	68,165
2.26%, 02/03/05 (3)	91,266	90,899
CRC Funding LLC
2.21%, 02/07/05 (3)	22,817	22,722
Depfa Bank PLC
2.28%, 05/03/05 (3)	45,633	45,192
Edison Asset Securitization
1.59%, 12/02/04 (3)	91,266	91,262
2.02%, 12/08/04 (3)	136,899	136,846
2.26%, 05/04/05 (3)	114,083	112,980
Fairway Finance Corp.
2.00%, 12/14/04 (3)	59,465	59,422
2.04%, 12/07/04 (3)	18,280	18,273
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	128,968	128,873
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	45,633	45,530
2.28%, 04/27/05 (3)	68,450	67,812
Fortis Funding LLC
2.35%, 05/09/05 (3)	127,773	126,446
General Electric Capital Corp.
2.00%, 12/06/04 (3)	68,450	68,431
2.02%, 12/08/04 (3)	136,899	136,846
2.24%, 02/02/05 (3)	273,799	272,725
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	31,943	31,842
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	50,674	50,460
Grampian Funding LLC
2.27%, 02/01/05 (3)	68,450	68,182
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	73,483	73,454
2.03%, 12/10/04 (3)	38,817	38,798
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	73,399	73,375
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	59,323	59,094
Nationwide Building Society
1.63%, 12/09/04 (3)	75,751	75,723
2.21%, 02/10/05 (3)	91,266	90,868
New Center Asset Trust
2.04%, 12/13/04 (3)	91,266	91,204
2.25%, 02/02/05 (3)	85,790	85,452
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	92,371	92,298
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	68,450	68,419
Prudential Funding LLC
1.60%, 12/01/04 (3)	45,633	45,633
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	66,781	66,781
2.05%, 12/15/04 (3)	35,001	34,973
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	58,179	57,946
Sydney Capital Corp.
2.25%, 01/18/05 (3)	45,633	45,496
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	46,790	46,753

2.06%, 12/13/04 (3)	8,477	8,471
2.06%, 12/15/04 (3)	50,421	50,381
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	21,939	21,931
2.05%, 12/15/04 (3)	89,825	89,753
Tulip Funding Corp.
2.25%, 01/14/05 (3)	45,633	45,508
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	136,899	136,832
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	45,633	45,620
Windmill Funding Corp.
2.00%, 12/15/04 (3)	41,070	41,038

		3,623,395

FLOATING RATE NOTES—2.70%

American Express Credit Corp.
2.19%, 10/26/05 (3)	182,532	182,615
Bank of Nova Scotia
2.10%, 09/26/05 (3)	22,817	22,808
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	54,760	54,755
2.07%, 09/23/05 (3) (4)	82,140	82,113
2.07%, 09/27/05 (3) (4)	73,013	72,989
2.14%, 03/15/05 (3) (4)	45,633	45,644
2.22%, 10/27/05 (3) (4)	86,703	86,789
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	136,899	136,864
2.04%, 12/14/05 (3)	82,140	82,112
2.13%, 10/31/05 (3)	91,266	91,245
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	161,541	161,541
CC USA Inc.
1.97%, 05/04/05 (3) (4)	91,266	91,258
2.06%, 07/29/05 (3) (4)	91,266	91,248
Den Danske Bank NY
2.02%, 08/12/05 (3)	91,266	91,247
2.11%, 08/26/05 (3)	91,266	91,246
2.22%, 10/17/05 (3)	91,266	91,242
Depfa Bank PLC
1.86%, 09/15/05 (3)	91,266	91,266
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	75,751	75,736
Fairway Finance LLC
2.05%, 03/14/05 (3)	91,266	91,266
2.10%, 01/20/05 (3)	45,633	45,633
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	182,532	182,532
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	73,013	73,010
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	63,886	63,886
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	91,266	91,266
K2 USA LLC
2.04%, 09/12/05 (3) (4)	91,266	91,252
2.05%, 06/10/05 (3) (4)	91,266	91,260
2.05%, 07/25/05 (3) (4)	45,633	45,627
2.12%, 10/20/05 (3) (4)	91,266	91,269

Links Finance LLC
2.05%, 04/15/05 (3) (4)	91,266	91,259
2.05%, 11/16/05 (3) (4)	45,633	45,624
2.12%, 04/25/05 (3)	91,266	91,290
National City Bank (Ohio)
2.00%, 08/09/05 (3)	91,266	91,247
2.08%, 06/10/05 (3)	45,633	45,641
2.08%, 06/23/05 (3)	91,266	91,251
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	155,153	155,171
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	91,266	91,245
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	86,703	86,703
2.15%, 10/25/05 (3) (4)	182,532	182,532
Permanent Financing PLC
2.04%, 03/10/05 (3)	91,266	91,266
2.05%, 12/10/04 (3)	45,633	45,633
2.07%, 06/10/05 (3)	41,070	41,070
2.08%, 09/12/05 (3)	114,083	114,083
Sigma Finance Inc.
2.09%, 08/17/05 (3)	45,633	45,636
2.09%, 09/15/05 (3)	114,083	114,091
2.22%, 11/28/05 (3) (4)	91,266	91,348
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	33,495	33,494
2.06%, 01/18/05 (3) (4)	40,157	40,157
2.07%, 09/15/05 (3) (4)	80,314	80,304
2.15%, 07/25/05 (3) (4)	91,266	91,260
2.24%, 05/17/05 (3) (4)	75,751	75,750
2.33%, 02/25/05 (3) (4)	51,109	51,107
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	136,899	136,899
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	45,633	45,627
2.06%, 07/15/05 (3) (4)	68,450	68,441
2.06%, 09/15/05 (3)	68,450	68,439
2.06%, 10/14/05 (3) (4)	45,633	45,629
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	46,546	46,533
1.98%, 07/05/05 (3)	45,633	45,627
2.02%, 07/11/05 (3)	22,817	22,815
2.05%, 04/15/05 (3) (4)	68,450	68,445
2.07%, 06/15/05 (3) (4)	37,419	37,419
2.14%, 03/29/05 (3)	39,244	39,242
2.14%, 08/26/05 (3) (4)	45,633	45,626
2.29%, 05/20/05 (3)	41,070	41,068
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	65,164	65,164

		5,173,855

MEDIUM-TERM NOTES—0.15%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	91,266	91,263
1.51%, 02/15/05 (3) (4)	59,323	59,342
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	68,450	68,449
K2 USA LLC
1.46%, 01/12/05 (3) (4)	45,633	45,633
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	22,817	22,816

		287,503

MONEY MARKET FUNDS—1.51%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	365,065	365,065
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	1,480,396	1,480,396
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,003,928	1,003,928
BlackRock Temp Cash Money Market Fund (3)	19,948	19,948
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	25,416	25,416

		2,894,753

REPURCHASE AGREEMENTS—0.71%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	912,662	912,662
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	456,331	456,331

		1,368,993

TIME DEPOSITS—0.88%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	91,266	91,271
1.33%, 02/10/05 (3)	45,633	45,632
1.39%, 02/02/05 (3)	45,633	45,632
1.39%, 04/08/05 (3)	63,886	63,883
Bank of New York
1.60%, 12/03/04 (3)	22,817	22,816
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	58,410	58,408
National City Bank (Indiana)
1.98%, 12/01/04 (3)	136,899	136,899
National City Bank (Ohio)
1.25%, 01/06/05 (3)	91,266	91,267
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	91,266	91,257
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	91,266	91,266
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	91,266	91,266
Societe Generale
2.00%, 12/01/04 (3)	136,899	136,899
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	159,716	159,707
1.34%, 02/10/05 (3)	36,506	36,506
1.77%, 05/10/05 (3)	45,633	45,632
1.90%, 05/11/05 (3)	45,633	45,631
2.25%, 01/31/05 (3)	45,633	45,633
2.30%, 05/12/05 (3)	22,817	22,809
2.66%, 11/09/05 (3)	91,266	91,253
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	36,506	36,503
Washington Mutual Bank
2.05%, 12/14/04 (3)	136,899	136,899
2.27%, 02/02/05 (3)	36,506	36,506
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	54,760	54,760

		1,678,335

U.S. GOVERNMENT AGENCY NOTES—0.17%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	63,886	63,962
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	42,439	42,337
1.80%, 01/19/05 (3)	45,633	45,521
2.06%, 05/31/05 (3)	45,499	45,028
Federal National Mortgage Association
2.33%, 07/22/05 (3)	136,899	134,839

		331,687

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,358,521)		15,358,521

TOTAL INVESTMENTS IN SECURITIES — 107.85% (Cost: $171,530,037) (7)		206,724,550
Other Assets, Less Liabilities — (7.85%)		(15,053,111)

NET ASSETS — 100.00%		$191,671,439

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $174,173,395. Net unrealized appreciation aggregated $32,551,155, of which $34,650,350 represented gross unrealized appreciation on securities and $2,099,195 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—100.44%

BANKS—16.96%
FirstRand Ltd.	2,796,882	6,416,582
Nedcor Ltd.	183,480	2,405,361
Standard Bank Group Ltd.	1,125,993	12,042,189

		20,864,132

DIVERSIFIED FINANCIAL SERVICES—2.16%
African Bank Investments Ltd.	422,928	1,254,795
Alexander Forbes Ltd.	296,010	546,346
Investec Ltd.	30,327	857,929

		2,659,070

ELECTRONICS—0.78%
Reunert Ltd.	159,984	964,499

		964,499

ENGINEERING & CONSTRUCTION—1.26%
Aveng Ltd.	368,709	747,308
Murray & Roberts Holdings Ltd.	309,507	798,159

		1,545,467

FOOD—3.85%
Metoz Holdings Ltd.	1,616,604	571,657
Shoprite Holdings Ltd.	379,863	881,307
SPAR Group Ltd. (The) (1)	157,080	573,072
Tiger Brands Ltd.	157,080	2,709,290

		4,735,326

FOREST PRODUCTS & PAPER—2.22%
Sappi Ltd.	200,706	2,726,049

		2,726,049

HEALTH CARE-SERVICES—0.81%
Network Healthcare Holdings Ltd. (1)	1,093,257	995,713

		995,713

HOLDING COMPANIES - DIVERSIFIED—9.10%
Anglovaal Industries Ltd.	300,564	1,244,303
Barloworld Ltd.	194,436	3,295,241
Bidvest Group Ltd.	235,422	3,031,481
Bidvest Group Ltd. Warrants (Expiring 12/8/06) (1)	17,071	59,188
Imperial Holdings Ltd. (1)	181,929	3,200,959
Tongaat-Hulett Group Ltd.	42,570	367,157

		11,198,329

HOME FURNISHINGS—1.32%
Steinhoff International Holdings Ltd.	792,891	1,627,565

		1,627,565

INSURANCE—13.28%
Liberty Group Ltd.	115,930	1,279,832
New Africa Capital Ltd.	562,881	931,136
Old Mutual PLC	3,564,165	9,037,600
Sanlam Ltd.	2,438,931	5,090,528

		16,339,096

IRON & STEEL—1.71%
Iscor Ltd.	187,242	2,105,534

		2,105,534

MEDIA—2.62%
Naspers Ltd.	278,850	3,217,916

		3,217,916

MINING—16.24%
Anglo American Platinum Corp. Ltd.	60,852	2,235,797
AngloGold Ashanti Ltd.	122,727	4,942,105
Gold Fields Ltd.	367,125	5,205,516
Harmony Gold Mining Co. Ltd.	239,646	2,562,948
Impala Platinum Holdings Ltd.	58,740	5,025,666

		19,972,032

OIL & GAS—8.60%
Sasol Ltd.	530,475	10,573,356

		10,573,356

PACKAGING & CONTAINERS—1.13%
Nampak Ltd.	538,626	1,389,014

		1,389,014

RETAIL—8.17%
Edgars Consolidated Stores Ltd.	42,702	2,136,113
Foschini Ltd.	190,608	1,175,426
JD Group Ltd.	152,427	1,709,044
Massmart Holdings Ltd.	176,484	1,564,755
Pick’n Pay Stores Ltd.	204,534	829,108
Truworths International Ltd.	427,581	1,235,410
Woolworths Holdings Ltd.	797,742	1,403,591

		10,053,447

TELECOMMUNICATIONS—10.23%
MTN Group Ltd.	1,234,068	8,621,287
Telkom South Africa Ltd.	232,023	3,962,271

		12,583,558

TOTAL COMMON STOCKS (Cost: $78,331,848)		123,550,103

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2)	69,847	69,847

		69,847

TOTAL SHORT-TERM INVESTMENTS (Cost: $69,847)	69,847

TOTAL INVESTMENTS IN SECURITIES — 100.50% (Cost: $78,401,695) (3)	123,619,950
Other Assets, Less Liabilities — (0.50%)	(614,646)

NET ASSETS — 100.00%	$123,005,304

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	The cost of investments for federal income tax purposes was $78,441,265. Net unrealized appreciation aggregated $45,178,685, of which $45,678,094 represented gross unrealized appreciation on securities and $499,409 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—98.52%

ADVERTISING—0.61%
Cheil Communications Inc.	16,560	2,392,790

		2,392,790

AGRICULTURE—1.62%
KT&G Corp.	198,720	6,330,232

		6,330,232

AIRLINES—0.37%
Korean Air Co. Ltd. (1)	82,800	1,456,996

		1,456,996

AUTO MANUFACTURERS—5.25%
Hyundai Motor Co. Ltd.	345,000	16,978,541
Kia Motors Corp.	375,360	3,576,391

		20,554,932

AUTO PARTS & EQUIPMENT—3.24%
Hankook Tire Co. Ltd.	394,680	3,990,089
Hyundai Mobis Co.	146,286	8,706,005

		12,696,094

BANKS—8.68%
Hana Bank	259,833	6,914,011
Kookmin Bank (1)	643,089	24,472,342
Korea Exchange Bank (1)	347,760	2,620,223

		34,006,576

BEVERAGES—0.46%
Hite Brewery Co. Ltd.	22,080	1,785,774

		1,785,774

CHEMICALS—2.81%
Hanwha Chemical Corp.	92,510	904,366
Honam Petrochemical Corp.	41,400	1,990,043
Kumgang Korea Chemical Co. Ltd.	13,800	1,585,980
LG Chem Ltd.	104,880	4,351,245
LG Petrochemical Co. Ltd.	77,280	1,934,764
Samsung Fine Chemicals Co. Ltd.	13,800	243,491

		11,009,889

COMMERCIAL SERVICES—0.71%
S1 Corp.	85,560	2,774,478

		2,774,478

COMPUTERS—0.00%
Gateway Inc. (1)	7	19

		19

COSMETICS & PERSONAL CARE—0.55%
Amorepacific Corp.	11,040	2,137,453

		2,137,453

DISTRIBUTION & WHOLESALE—1.36%
Hyosung Corp.	5	54
Samsung Corp.	364,320	5,316,258

		5,316,312

DIVERSIFIED FINANCIAL SERVICES—4.48%
Daewoo Securities Co. Ltd. (1)	157,320	517,648
Daishin Securities Co. Ltd.	88,320	1,086,627
Dongwon Financial Holding Co. Ltd.	5	42
Hyundai Securities Co. Ltd. (1)	375,360	1,510,748
LG Investment & Securities Co. Ltd. (1)	204,240	1,484,319
Samsung Securities Co.	115,920	2,194,575
Shinhan Financial Group Ltd.	513,360	10,747,021

		17,540,980

ELECTRIC—3.26%
Korea Electric Power Corp.	510,600	12,758,913

		12,758,913

ELECTRICAL COMPONENTS & EQUIPMENT—25.31%
LG Cable Ltd.	49,680	973,700
LG Electronics Inc.	242,886	14,663,504
Samsung Electronics Co. Ltd.	201,480	83,493,619

		99,130,823

ELECTRONICS—6.21%
Daeduck Electronics Co. Ltd.	579,641	4,671,403
Samsung Electro-Mechanics Co. Ltd. (1)	276,000	7,186,266
Samsung SDI Co. Ltd.	121,440	12,450,930

		24,308,599

ENGINEERING & CONSTRUCTION—1.39%
Daelim Industrial Co. Ltd.	71,760	3,302,260
Daewoo Engineering & Construction Co. Ltd.	91,080	482,112
LG Engineering & Construction Co. Ltd.	63,480	1,646,787

		5,431,159

FOOD—1.12%
Cheil Jedang Corp.	38,640	2,561,259
Nong Shim Co. Ltd.	8,622	1,841,991

		4,403,250

HOLDING COMPANIES - DIVERSIFIED—0.00%
GS Holdings Corp. (1)	2	43
LG Corp.	3	46

		89

HOME BUILDERS—0.10%
Hyundai Development Co.	24,840	406,300

		406,300

HOUSEHOLD PRODUCTS & WARES—0.16%
LG Household & Health Care Ltd.	24,840	642,026

		642,026

INSURANCE—1.63%
Samsung Fire & Marine Insurance Co. Ltd.	85,560	6,405,780

		6,405,780

INTERNET—2.10%
Daum Communications Corp. (1)	38,916	892,637
NCsoft Corp. (1)	44,164	4,001,507
NHN Corp.	39,744	3,335,691

		8,229,835

IRON & STEEL—7.88%
POSCO	165,600	30,877,253

		30,877,253

LODGING—0.97%
Kangwon Land Inc.	285,512	3,785,042

		3,785,042

MACHINERY - DIVERSIFIED—0.38%
Daewoo Heavy Industries & Machinery Ltd. (1)	176,640	1,509,484

		1,509,484

MANUFACTURING—0.37%
Cheil Industries Inc.	96,600	1,441,860

		1,441,860

MINING—0.07%
Poongsan Corp.	19,320	259,811

		259,811

OIL & GAS—5.10%
SK Corp.	207,000	13,049,785
S-Oil Corp.	110,620	6,942,104

		19,991,889

PHARMACEUTICALS—0.26%
Dong-A Pharmaceutical Co. Ltd.	9	225
YuHan Corp.	11,356	1,034,333

		1,034,558

RETAIL—2.10%
Hyundai Department Store Co. Ltd.	38,640	1,232,721
Shinsegae Department Store Co. Ltd.	24,840	7,012,532

		8,245,253

SHIPBUILDING—2.46%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	259,440	3,835,308
Hyundai Heavy Industries Co. Ltd.	121,440	3,480,469
Samsung Heavy Industries Co. Ltd.	411,240	2,318,005

		9,633,782

TELECOMMUNICATIONS—6.91%
KT Corp.	229,380	9,253,957
KT Corp. ADR	94,579	2,029,665
SK Telecom Co. Ltd.	80,020	15,111,073
SK Telecom Co. Ltd. ADR	30,636	691,455

		27,086,150

TRANSPORTATION—0.60%
Hanjin Shipping Co. Ltd.	102,120	2,356,990

		2,356,990

TOTAL COMMON STOCKS (Cost: $276,645,723)		385,941,371

Security	Shares	Value
PREFERRED STOCKS—1.39%

AUTO MANUFACTURERS—0.46%
Hyundai Motor Co. Ltd.	63,480	1,816,309

		1,816,309

ELECTRICAL COMPONENTS & EQUIPMENT—0.93%
LG Electronics Inc.	102,120	3,637,751

		3,637,751

TOTAL PREFERRED STOCKS (Cost: $4,656,694)		5,454,060

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2)	683,031	683,031

		683,031

TOTAL SHORT-TERM INVESTMENTS (Cost: $683,031)		683,031

TOTAL INVESTMENTS IN SECURITIES — 100.09% (Cost: $281,985,448) (3)		392,078,462
Other Assets, Less Liabilities — (0.09%)		(348,038)

NET ASSETS — 100.00%		$391,730,424

ADR -	American Depositary Receipts
(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	The cost of investments for federal income tax purposes was $288,700,746. Net unrealized appreciation aggregated $103,377,716, of which $107,548,450 represented gross unrealized appreciation on securities and $4,170,734 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.86%

ADVERTISING—0.63%
Telefonica Publicidad e Informacion SA (1)	40,530	330,740

		330,740

AGRICULTURE—3.66%
Altadis SA (1)	47,355	1,933,430

		1,933,430

AIRLINES—0.46%
Iberia Lineas Aereas de Espana SA (1)	75,243	245,004

		245,004

BANKS—33.07%
Banco Bilbao Vizcaya Argentaria SA (1)	395,535	6,507,990
Banco Popular Espanol SA (1)	37,926	2,391,239
Banco Santander Central Hispano SA (1)	663,705	7,974,158
Bankinter SA (1)	11,823	597,108

		17,470,495

BIOTECHNOLOGY—0.41%
Zeltia SA (1)	29,547	215,982

		215,982

BUILDING MATERIALS—0.55%
Uralita SA (2)	61,215	288,820

		288,820

COMMERCIAL SERVICES—2.12%
Abertis Infraestructuras SA (1)	47,292	980,514
Cintra Concesiones de Infraestructuras de Transporte SA (2)	13,734	140,549

		1,121,063

COMPUTERS—0.71%
Indra Sistemas SA (1)	23,751	372,798

		372,798

ELECTRIC—12.04%
Endesa SA	116,088	2,499,445
Iberdrola SA (1)	109,263	2,567,419
Union Fenosa SA (1)	50,274	1,293,571

		6,360,435

ENERGY - ALTERNATE SOURCES—0.43%
Gamesa Corporacion Tecnologica SA	17,388	229,246

		229,246

ENGINEERING & CONSTRUCTION—4.93%
Acciona SA (1)	4,914	385,326

Actividades de Construcciones y Servicios SA	56,814	1,193,037
Fomento de Construcciones y Contratas SA	14,343	586,936
Grupo Ferrovial SA (1)	9,072	437,674

		2,602,973

FOOD—0.89%
Ebro Puleva SA	21,910	281,877
Viscofan SA	19,950	189,314

		471,191

FOREST PRODUCTS & PAPER—0.48%
Grupo Empresarial ENCE SA	8,400	254,540

		254,540

GAS—2.19%
Gas Natural SDG SA	40,488	1,156,927

		1,156,927

INSURANCE—1.06%
Corporacion Mapfre SA (1)	39,898	559,959

		559,959

IRON & STEEL—1.19%
Acerinox SA (1)	42,756	626,778

		626,778

LODGING—0.77%
NH Hoteles SA (1)	32,655	407,961

		407,961

MEDIA—1.79%
Antena 3 Television SA (1) (2)	2,436	160,259
Promotora de Informaciones SA	28,140	578,944
Sogecable SA (1) (2)	4,893	207,577

		946,780

OIL & GAS—4.93%
Repsol YPF SA (1)	106,890	2,605,420

		2,605,420

PHARMACEUTICALS—1.03%
FAES FARMA SA (1)	31,021	545,865

		545,865

REAL ESTATE—1.19%
Metrovacesa SA (1)	5,502	261,785
Sacyr Vallehermoso SA (1)	23,942	366,250

		628,035

RETAIL—2.30%
Industria de Diseno Textil SA	41,433	1,212,565

		1,212,565

TELECOMMUNICATIONS—21.13%
Telefonica SA (1)	635,376	11,163,582

		11,163,582

TRANSPORTATION—0.82%
Amadeus Global Travel Distribution SA Class A	49,938	435,388

		435,388

WATER—1.08%
Sociedad General de Aguas de Barcelona SA Class B (1)	30,072	561,939
Sociedad General de Aguas de Barcelona SA Rights (1) (2)	30,072	5,595

		567,534

TOTAL COMMON STOCKS (Cost: $35,941,868)		52,753,511

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—46.08%

COMMERCIAL PAPER—10.94%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	72,794	72,746
2.00%, 12/15/04 (3)	72,794	72,738
2.05%, 12/15/04 (3)	218,383	218,209
2.25%, 01/04/05 (3)	36,397	36,320
Barton Capital Corp.
2.02%, 12/15/04 (3)	72,956	72,899
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	65,515	65,494
2.03%, 12/08/04 (3)	72,794	72,766
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	178,349	177,959
Corporate Asset Funding
2.21%, 02/07/05 (3)	109,191	108,737
2.26%, 02/03/05 (3)	145,589	145,004
CRC Funding LLC
2.21%, 02/07/05 (3)	36,397	36,246
Depfa Bank PLC
2.28%, 05/03/05 (3)	72,794	72,090
Edison Asset Securitization
1.59%, 12/02/04 (3)	145,589	145,582
2.02%, 12/08/04 (3)	218,383	218,297
2.26%, 05/04/05 (3)	181,986	180,226
Fairway Finance Corp.
2.00%, 12/14/04 (3)	94,860	94,791
2.04%, 12/07/04 (3)	29,160	29,150
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	205,731	205,580
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	72,794	72,630
2.28%, 04/27/05 (3)	109,191	108,175
Fortis Funding LLC
2.35%, 05/09/05 (3)	203,824	201,708
General Electric Capital Corp.
2.00%, 12/06/04 (3)	109,191	109,161
2.02%, 12/08/04 (3)	218,383	218,297
2.24%, 02/02/05 (3)	436,766	435,054
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	50,956	50,795
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	80,835	80,494
Grampian Funding LLC
2.27%, 02/01/05 (3)	109,191	108,765

Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	117,221	117,175
2.03%, 12/10/04 (3)	61,922	61,890
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	117,087	117,048
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	94,633	94,267
Nationwide Building Society
1.63%, 12/09/04 (3)	120,838	120,795
2.21%, 02/10/05 (3)	145,589	144,954
New Center Asset Trust
2.04%, 12/13/04 (3)	145,589	145,490
2.25%, 02/02/05 (3)	136,853	136,314
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	147,352	147,236
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	109,191	109,142
Prudential Funding LLC
1.60%, 12/01/04 (3)	72,794	72,794
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	106,530	106,530
2.05%, 12/15/04 (3)	55,833	55,789
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	92,807	92,437
Sydney Capital Corp.
2.25%, 01/18/05 (3)	72,794	72,576
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	74,640	74,581
2.06%, 12/13/04 (3)	13,522	13,513
2.06%, 12/15/04 (3)	80,432	80,367
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	34,997	34,985
2.05%, 12/15/04 (3)	143,290	143,175
Tulip Funding Corp.
2.25%, 01/14/05 (3)	72,794	72,594
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	218,383	218,275
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	72,794	72,774
Windmill Funding Corp.
2.00%, 12/15/04 (3)	65,515	65,464

		5,780,078

FLOATING RATE NOTES—15.62%

American Express Credit Corp.
2.19%, 10/26/05 (3)	291,177	291,309
Bank of Nova Scotia
2.10%, 09/26/05 (3)	36,397	36,384
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	87,353	87,346
2.07%, 09/23/05 (3) (4)	131,030	130,987
2.07%, 09/27/05 (3) (4)	116,471	116,433
2.14%, 03/15/05 (3) (4)	72,794	72,811
2.22%, 10/27/05 (3) (4)	138,309	138,447
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	218,383	218,327
2.04%, 12/14/05 (3)	131,030	130,986
2.13%, 10/31/05 (3)	145,589	145,554
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	257,692	257,692

CC USA Inc.
1.97%, 05/04/05 (3) (4)	145,589	145,576
2.06%, 07/29/05 (3) (4)	145,589	145,560
Den Danske Bank NY
2.02%, 08/12/05 (3)	145,589	145,558
2.11%, 08/26/05 (3)	145,589	145,556
2.22%, 10/17/05 (3)	145,589	145,550
Depfa Bank PLC
1.86%, 09/15/05 (3)	145,589	145,589
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	120,838	120,815
Fairway Finance LLC
2.05%, 03/14/05 (3)	145,589	145,589
2.10%, 01/20/05 (3)	72,794	72,794
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	291,177	291,177
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	116,471	116,466
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	101,912	101,912
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	145,589	145,589
K2 USA LLC
2.04%, 09/12/05 (3) (4)	145,589	145,566
2.05%, 06/10/05 (3) (4)	145,589	145,579
2.05%, 07/25/05 (3) (4)	72,794	72,785
2.12%, 10/20/05 (3) (4)	145,589	145,593
Links Finance LLC
2.05%, 04/15/05 (3) (4)	145,589	145,578
2.05%, 11/16/05 (3) (4)	72,794	72,780
2.12%, 04/25/05 (3)	145,589	145,627
National City Bank (Ohio)
2.00%, 08/09/05 (3)	145,589	145,559
2.08%, 06/10/05 (3)	72,794	72,806
2.08%, 06/23/05 (3)	145,589	145,564
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	247,501	247,530
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	145,589	145,555
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	138,309	138,309
2.15%, 10/25/05 (3) (4)	291,177	291,177
Permanent Financing PLC
2.04%, 03/10/05 (3)	145,589	145,589
2.05%, 12/10/04 (3)	72,794	72,794
2.07%, 06/10/05 (3)	65,515	65,515
2.08%, 09/12/05 (3)	181,986	181,986
Sigma Finance Inc.
2.09%, 08/17/05 (3)	72,794	72,799
2.09%, 09/15/05 (3)	181,986	181,999
2.22%, 11/28/05 (3) (4)	145,589	145,719
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	53,431	53,429
2.06%, 01/18/05 (3) (4)	64,059	64,058
2.07%, 09/15/05 (3) (4)	128,118	128,102
2.15%, 07/25/05 (3) (4)	145,589	145,579
2.24%, 05/17/05 (3) (4)	120,838	120,836
2.33%, 02/25/05 (3) (4)	81,530	81,526
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	218,383	218,383

WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	72,794	72,785
2.06%, 07/15/05 (3) (4)	109,191	109,178
2.06%, 09/15/05 (3)	109,191	109,174
2.06%, 10/14/05 (3) (4)	72,794	72,788
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	74,250	74,228
1.98%, 07/05/05 (3)	72,794	72,785
2.02%, 07/11/05 (3)	36,397	36,395
2.05%, 04/15/05 (3) (4)	109,191	109,183
2.07%, 06/15/05 (3) (4)	59,691	59,692
2.14%, 03/29/05 (3)	62,603	62,599
2.14%, 08/26/05 (3) (4)	72,794	72,784
2.29%, 05/20/05 (3)	65,515	65,512
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	103,950	103,950

		8,253,382

MEDIUM-TERM NOTES—0.87%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	145,589	145,583
1.51%, 02/15/05 (3) (4)	94,633	94,663
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	109,191	109,191
K2 USA LLC
1.46%, 01/12/05 (3) (4)	72,794	72,793
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	36,397	36,396

		458,626

MONEY MARKET FUNDS—8.45%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	582,354	582,354
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	2,205,747	2,205,747
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,601,474	1,601,474
BlackRock Temp Cash Money Market Fund (3)	31,821	31,821
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	40,544	40,544

		4,461,940

REPURCHASE AGREEMENTS—4.13%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	1,455,885	1,455,885
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	727,943	727,943

		2,183,828

TIME DEPOSITS—5.07%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	145,589	145,589
1.33%, 02/10/05 (3)	72,794	72,792
1.39%, 02/02/05 (3)	72,794	72,792
1.39%, 04/08/05 (3)	101,912	101,895
Bank of New York
1.60%, 12/03/04 (3)	36,397	36,397
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	93,177	93,174

National City Bank (Indiana)
1.98%, 12/01/04 (3)	218,383	218,383
National City Bank (Ohio)
1.25%, 01/06/05 (3)	145,589	145,589
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	145,589	145,574
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	145,589	145,589
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	145,589	145,589
Societe Generale
2.00%, 12/01/04 (3)	218,383	218,383
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	254,780	254,766
1.34%, 02/10/05 (3)	58,235	58,234
1.77%, 05/10/05 (3)	72,794	72,791
1.90%, 05/11/05 (3)	72,794	72,791
2.25%, 01/31/05 (3)	72,794	72,794
2.30%, 05/12/05 (3)	36,397	36,386
2.66%, 11/09/05 (3)	145,589	145,568
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	58,235	58,230
Washington Mutual Bank
2.05%, 12/14/04 (3)	218,383	218,383
2.27%, 02/02/05 (3)	58,235	58,235
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	87,353	87,353

		2,677,277

U.S. GOVERNMENT AGENCY NOTES—1.00%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	101,912	102,033
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	67,699	67,536
1.80%, 01/19/05 (3)	72,794	72,616
2.06%, 05/31/05 (3)	72,580	71,829
Federal National Mortgage Association
2.33%, 07/22/05 (3)	218,383	215,097

		529,111

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,344,242)		24,344,242

TOTAL INVESTMENTS IN SECURITIES — 145.94% (Cost: $60,286,110) (7)		77,097,753
Other Assets, Less Liabilities — (45.94%)		(24,269,146)

NET ASSETS — 100.00%		$52,828,607

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $60,495,226. Net unrealized appreciation aggregated $16,602,527, of which $16,629,551 represented gross unrealized appreciation on securities and $27,024 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.93%

AGRICULTURE—1.72%
Swedish Match AB	84,780	960,653

		960,653

AIRLINES—0.28%
SAS AB (1) (2)	19,044	157,067

		157,067

AUTO MANUFACTURERS—7.52%
Scania AB Class B	24,048	947,018
Volvo AB Class A (2)	23,904	939,571
Volvo AB Class B (2)	56,664	2,311,442

		4,198,031

BANKS—19.51%
Nordea AB	550,332	5,397,617
Skandinaviska Enskilda Banken AB Class A (2)	119,808	2,278,920
Svenska Handelsbanken AB Class A (2)	131,940	3,215,538

		10,892,075

COMMERCIAL SERVICES—2.11%
Securitas AB Class B	74,340	1,176,537

		1,176,537

COMPUTERS—0.32%
WM-Data AB Class B	79,596	180,974

		180,974

COSMETICS & PERSONAL CARE—0.28%
Oriflame Cosmetics SA SDR (1)	7,354	155,730

		155,730

DIVERSIFIED FINANCIAL SERVICES—0.72%
D Carnegie AB	14,400	165,843
OM AB (1) (2)	18,900	238,734

		404,577

ENGINEERING & CONSTRUCTION—1.95%
Skanska AB Class B (2)	92,772	1,089,124

		1,089,124

FOOD—0.43%
Axfood AB	7,560	240,419

		240,419

FOREST PRODUCTS & PAPER—4.84%
Billerud AB	13,536	226,296
Holmen AB Class B (2)	12,384	431,556
Svenska Cellulosa AB Class B	49,068	2,041,690

		2,699,542

HAND & MACHINE TOOLS—4.09%
Sandvik AB (2)	56,448	2,281,659

		2,281,659

HEALTH CARE-PRODUCTS—2.82%
Elekta AB Class B (1)	7,164	195,888
Gambro AB Class A	44,316	574,592
Gambro AB Class B (2)	23,976	301,070
Getinge AB Class B (2)	40,680	504,778

		1,576,328

HEALTH CARE-SERVICES—0.39%
Capio AB (1)	19,440	216,666

		216,666

HOME FURNISHINGS—2.83%
Electrolux AB Series B (2)	71,712	1,577,200

		1,577,200

INSURANCE—1.91%
Skandia Forsakrings AB (2)	257,328	1,066,902

		1,066,902

IRON & STEEL—0.94%
Svenskt Stal AB Class A	15,084	363,132
Svenskt Stal AB Class B	6,912	163,318

		526,450

MACHINERY - CONSTRUCTION & MINING—3.50%
Atlas Copco AB Class A (2)	28,152	1,238,324
Atlas Copco AB Class B	17,604	714,179

		1,952,503

MANUFACTURING—1.19%
Alfa Laval AB (2)	21,348	334,690
Trelleborg AB Class B (2)	19,836	328,672

		663,362

MEDIA—1.28%
Eniro AB (2)	39,765	390,012
Modern Times Group AB Class B (1)	12,744	323,844

		713,856

METAL FABRICATE & HARDWARE—4.19%
Assa Abloy AB Class B (2)	74,232	1,152,765
Hoganas AB Class B (2)	7,056	182,449
SKF AB Class B (2)	23,616	1,003,704

		2,338,918

OIL & GAS—0.50%
Lundin Petroleum AB (1)	41,076	277,736

		277,736

REAL ESTATE—1.43%
Castellum AB	10,584	367,257
Wihlborgs Fastigheter AB	21,864	433,755

		801,012

RETAIL—6.83%
Hennes & Mauritz AB Class B (2)	118,800	3,813,322

		3,813,322

TELECOMMUNICATIONS—28.35%
Tele2 AB Class B (2)	25,020	981,577
Telefonaktiebolaget LM Ericsson Class B (1)	3,642,984	12,126,588
TeliaSonera AB (2)	446,472	2,720,266

		15,828,431

TOTAL COMMON STOCKS (Cost: $43,686,765)		55,789,074

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—28.37%

COMMERCIAL PAPER—6.74%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	47,357	47,325
2.00%, 12/15/04 (3)	47,357	47,320
2.05%, 12/15/04 (3)	142,071	141,958
2.25%, 01/04/05 (3)	23,678	23,628
Barton Capital Corp.
2.02%, 12/15/04 (3)	47,462	47,425
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	42,621	42,607
2.03%, 12/08/04 (3)	47,357	47,338
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	116,026	115,773
Corporate Asset Funding
2.21%, 02/07/05 (3)	71,035	70,740
2.26%, 02/03/05 (3)	94,714	94,333
CRC Funding LLC
2.21%, 02/07/05 (3)	23,678	23,580
Depfa Bank PLC
2.28%, 05/03/05 (3)	47,357	46,899
Edison Asset Securitization
1.59%, 12/02/04 (3)	94,714	94,710
2.02%, 12/08/04 (3)	142,071	142,015
2.26%, 05/04/05 (3)	118,392	117,248
Fairway Finance Corp.
2.00%, 12/14/04 (3)	61,712	61,667
2.04%, 12/07/04 (3)	18,970	18,964
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	133,840	133,742
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	47,357	47,250
2.28%, 04/27/05 (3)	71,035	70,374
Fortis Funding LLC
2.35%, 05/09/05 (3)	132,599	131,224
General Electric Capital Corp.
2.00%, 12/06/04 (3)	71,035	71,016
2.02%, 12/08/04 (3)	142,071	142,015
2.24%, 02/02/05 (3)	284,142	283,028
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	33,150	33,045
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	52,588	52,366

Grampian Funding LLC
2.27%, 02/01/05 (3)	71,035	70,758
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	76,259	76,229
2.03%, 12/10/04 (3)	40,284	40,263
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	76,172	76,146
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	61,564	61,327
Nationwide Building Society
1.63%, 12/09/04 (3)	78,613	78,584
2.21%, 02/10/05 (3)	94,714	94,301
New Center Asset Trust
2.04%, 12/13/04 (3)	94,714	94,650
2.25%, 02/02/05 (3)	89,031	88,681
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	95,861	95,785
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	71,035	71,003
Prudential Funding LLC
1.60%, 12/01/04 (3)	47,357	47,357
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	69,304	69,304
2.05%, 12/15/04 (3)	36,323	36,294
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	60,376	60,135
Sydney Capital Corp.
2.25%, 01/18/05 (3)	47,357	47,215
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	48,558	48,519
2.06%, 12/13/04 (3)	8,797	8,791
2.06%, 12/15/04 (3)	52,326	52,284
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	22,767	22,760
2.05%, 12/15/04 (3)	93,218	93,144
Tulip Funding Corp.
2.25%, 01/14/05 (3)	47,357	47,227
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	142,071	142,001
Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	47,357	47,344
Windmill Funding Corp.
2.00%, 12/15/04 (3)	42,621	42,588

		3,760,280

FLOATING RATE NOTES—9.62%

American Express Credit Corp.
2.19%, 10/26/05 (3)	189,428	189,513
Bank of Nova Scotia
2.10%, 09/26/05 (3)	23,678	23,670
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	56,828	56,824
2.07%, 09/23/05 (3) (4)	85,243	85,215
2.07%, 09/27/05 (3) (4)	75,771	75,746
2.14%, 03/15/05 (3) (4)	47,357	47,368
2.22%, 10/27/05 (3) (4)	89,978	90,068
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	142,071	142,035
2.04%, 12/14/05 (3)	85,243	85,214
2.13%, 10/31/05 (3)	94,714	94,691

Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	167,644	167,644
CC USA Inc.
1.97%, 05/04/05 (3) (4)	94,714	94,706
2.06%, 07/29/05 (3) (4)	94,714	94,695
Den Danske Bank NY
2.02%, 08/12/05 (3)	94,714	94,694
2.11%, 08/26/05 (3)	94,714	94,693
2.22%, 10/17/05 (3)	94,714	94,689
Depfa Bank PLC
1.86%, 09/15/05 (3)	94,714	94,714
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	78,613	78,597
Fairway Finance LLC
2.05%, 03/14/05 (3)	94,714	94,714
2.10%, 01/20/05 (3)	47,357	47,357
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	189,428	189,428
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	75,771	75,768
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	66,300	66,300
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	94,714	94,714
K2 USA LLC
2.04%, 09/12/05 (3) (4)	94,714	94,700
2.05%, 06/10/05 (3) (4)	94,714	94,708
2.05%, 07/25/05 (3) (4)	47,357	47,351
2.12%, 10/20/05 (3) (4)	94,714	94,717
Links Finance LLC
2.05%, 04/15/05 (3) (4)	94,714	94,707
2.05%, 11/16/05 (3) (4)	47,357	47,348
2.12%, 04/25/05 (3)	94,714	94,739
National City Bank (Ohio)
2.00%, 08/09/05 (3)	94,714	94,694
2.08%, 06/10/05 (3)	47,357	47,365
2.08%, 06/23/05 (3)	94,714	94,698
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	161,014	161,033
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	94,714	94,692
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	89,978	89,978
2.15%, 10/25/05 (3) (4)	189,428	189,428
Permanent Financing PLC
2.04%, 03/10/05 (3)	94,714	94,714
2.05%, 12/10/04 (3)	47,357	47,357
2.07%, 06/10/05 (3)	42,621	42,621
2.08%, 09/12/05 (3)	118,392	118,392
Sigma Finance Inc.
2.09%, 08/17/05 (3)	47,357	47,360
2.09%, 09/15/05 (3)	118,392	118,401
2.22%, 11/28/05 (3) (4)	94,714	94,798
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	34,760	34,759
2.06%, 01/18/05 (3) (4)	41,674	41,674
2.07%, 09/15/05 (3) (4)	83,348	83,338
2.15%, 07/25/05 (3) (4)	94,714	94,708
2.24%, 05/17/05 (3) (4)	78,613	78,611
2.33%, 02/25/05 (3) (4)	53,040	53,037

Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	142,071	142,071
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	47,357	47,351
2.06%, 07/15/05 (3) (4)	71,035	71,026
2.06%, 09/15/05 (3)	71,035	71,024
2.06%, 10/14/05 (3) (4)	47,357	47,353
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	48,304	48,290
1.98%, 07/05/05 (3)	47,357	47,351
2.02%, 07/11/05 (3)	23,678	23,677
2.05%, 04/15/05 (3) (4)	71,035	71,030
2.07%, 06/15/05 (3) (4)	38,833	38,833
2.14%, 03/29/05 (3)	40,727	40,725
2.14%, 08/26/05 (3) (4)	47,357	47,351
2.29%, 05/20/05 (3)	42,621	42,619
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	67,626	67,626

		5,369,312

MEDIUM-TERM NOTES—0.53%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	94,714	94,710
1.51%, 02/15/05 (3) (4)	61,564	61,584
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	71,035	71,035
K2 USA LLC
1.46%, 01/12/05 (3) (4)	47,357	47,356
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	23,678	23,678

		298,363

MONEY MARKET FUNDS—5.20%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	378,856	378,856
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	1,437,375	1,437,375
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,041,853	1,041,853
BlackRock Temp Cash Money Market Fund (3)	20,702	20,702
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	26,376	26,376

		2,905,162

REPURCHASE AGREEMENTS—2.54%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	947,140	947,140
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	473,570	473,570

		1,420,710

TIME DEPOSITS—3.12%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	94,714	94,714
1.33%, 02/10/05 (3)	47,357	47,356
1.39%, 02/02/05 (3)	47,357	47,356
1.39%, 04/08/05 (3)	66,300	66,287
Bank of New York
1.60%, 12/03/04 (3)	23,678	23,678

HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	60,617	60,615
National City Bank (Indiana)
1.98%, 12/01/04 (3)	142,071	142,071
National City Bank (Ohio)
1.25%, 01/06/05 (3)	94,714	94,714
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	94,714	94,704
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	94,714	94,714
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	94,714	94,714
Societe Generale
2.00%, 12/01/04 (3)	142,071	142,071
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	165,749	165,740
1.34%, 02/10/05 (3)	37,886	37,884
1.77%, 05/10/05 (3)	47,357	47,355
1.90%, 05/11/05 (3)	47,357	47,355
2.25%, 01/31/05 (3)	47,357	47,357
2.30%, 05/12/05 (3)	23,678	23,671
2.66%, 11/09/05 (3)	94,714	94,701
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	37,886	37,882
Washington Mutual Bank
2.05%, 12/14/04 (3)	142,071	142,071
2.27%, 02/02/05 (3)	37,886	37,886
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	56,828	56,828

		1,741,724

U.S. GOVERNMENT AGENCY NOTES—0.62%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	66,300	66,378
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	44,042	43,936
1.80%, 01/19/05 (3)	47,357	47,241
2.06%, 05/31/05 (3)	47,218	46,729
Federal National Mortgage Association
2.33%, 07/22/05 (3)	142,071	139,933

		344,217

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,839,768)		15,839,768

TOTAL INVESTMENTS IN SECURITIES — 128.30% (Cost: $59,526,533) (7)		71,628,842
Other Assets, Less Liabilities — (28.30%)		(15,798,866)

NET ASSETS — 100.00%		$55,829,976

SDR -	Swedish Depositary Receipts
(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $60,384,469. Net unrealized appreciation aggregated $11,244,373, of which $11,572,465 represented gross unrealized appreciation on securities and $328,092 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.72%

BANKS—17.01%
Banque Cantonale Vaudoise	2,550	394,411
Credit Suisse Group (1)	62,725	2,450,238
Julius Baer Holding AG (2)	1,866	552,224
UBS AG Registered	60,859	4,925,840
Vontobel Holding AG Registered	15,000	349,328

		8,672,041

BUILDING MATERIALS—4.06%
Geberit AG Registered	200	141,313
Holcim Ltd. Registered	33,625	1,929,618

		2,070,931

CHEMICALS—8.91%
Ciba Specialty Chemicals AG Registered (1)	14,880	1,075,560
Clariant AG Registered	15,050	234,764
Givaudan SA Registered	2,275	1,507,470
Lonza Group AG Registered	3,902	211,234
Syngenta AG (1)	14,300	1,514,325

		4,543,353

COMMERCIAL SERVICES—2.10%
Adecco SA Registered	11,426	570,346
Societe Generale de Surveillance Holding SA	750	501,582

		1,071,928

COMPUTERS—0.42%
Logitech International SA Registered (1)	3,652	214,229

		214,229

ENGINEERING & CONSTRUCTION—1.74%
ABB Ltd. (1)	143,581	888,312

		888,312

FOOD—11.64%
Nestle SA Registered	23,100	5,937,912

		5,937,912

HAND & MACHINE TOOLS—2.34%
Schindler Holding AG Participation Certificates	2,200	783,021
Schindler Holding AG Registered	1,100	408,911

		1,191,932

HEALTH CARE-PRODUCTS—4.54%
Nobel Biocare Holding AG	2,800	504,192
Phonak Holding AG Registered	6,300	199,315
Straumann Holding AG Registered	925	202,412
Synthes Inc. (1)	13,000	1,409,790

		2,315,709

INSURANCE—8.23%
Swiss Reinsurance Co.	31,025	2,076,240
Zurich Financial Services AG (1)	13,750	2,119,474

		4,195,714

LEISURE TIME—0.02%
Kuoni Reisen Holding AG Registered	25	10,634

		10,634

MANUFACTURING—0.37%
Sulzer AG Registered	500	190,263

		190,263

PHARMACEUTICALS—28.37%
Novartis AG	193,356	9,277,825
Roche Holding AG Genusschein	40,350	4,255,207
Serono SA	1,450	934,045

		14,467,077

RETAIL—6.79%
Compagnie Financiere Richemont AG Class A	50,000	1,522,542
Swatch Group (The) AG Class B (2)	5,650	780,047
Swatch Group (The) AG Registered	25,325	714,415
Valora Holding AG Registered	1,825	443,459

		3,460,463

TELECOMMUNICATIONS—3.18%
Kudelski SA Bearer (1)	2,075	78,138
Swisscom AG Registered (2)	3,925	1,542,716

		1,620,854

TOTAL COMMON STOCKS (Cost: $43,393,112)		50,851,352

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.87%

COMMERCIAL PAPER—0.67%

Amsterdam Funding Corp.
2.00%, 12/13/04 (3)	4,299	4,297
2.00%, 12/15/04 (3)	4,299	4,296
2.05%, 12/15/04 (3)	12,897	12,886
2.25%, 01/04/05 (3)	2,149	2,145
Barton Capital Corp.
2.02%, 12/15/04 (3)	4,308	4,305
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (3)	3,869	3,868
2.03%, 12/08/04 (3)	4,299	4,297
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (3)	10,532	10,509
Corporate Asset Funding
2.21%, 02/07/05 (3)	6,448	6,421
2.26%, 02/03/05 (3)	8,598	8,563
CRC Funding LLC
2.21%, 02/07/05 (3)	2,149	2,140
Depfa Bank PLC
2.28%, 05/03/05 (3)	4,299	4,258

Edison Asset Securitization
1.59%, 12/02/04 (3)	8,598	8,597
2.02%, 12/08/04 (3)	12,897	12,892
2.26%, 05/04/05 (3)	10,747	10,643
Fairway Finance Corp.
2.00%, 12/14/04 (3)	5,602	5,598
2.04%, 12/07/04 (3)	1,722	1,721
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (3)	12,149	12,141
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	4,299	4,289
2.28%, 04/27/05 (3)	6,448	6,388
Fortis Funding LLC
2.35%, 05/09/05 (3)	12,037	11,912
General Electric Capital Corp.
2.00%, 12/06/04 (3)	6,448	6,447
2.02%, 12/08/04 (3)	12,897	12,892
2.24%, 02/02/05 (3)	25,793	25,692
Georgetown Funding Co. LLC
2.27%, 01/20/05 (3)	3,009	3,000
GIRO Funding US Corp.
2.20%, 02/08/05 (3)	4,774	4,754
Grampian Funding LLC
2.27%, 02/01/05 (3)	6,448	6,423
Jupiter Securitization Corp.
2.00%, 12/08/04 (3)	6,922	6,920
2.03%, 12/10/04 (3)	3,657	3,655
Liberty Street Funding Corp.
2.00%, 12/07/04 (3)	6,915	6,912
Mortgage Interest Networking Trust
2.24%, 02/01/05 (3)	5,589	5,567
Nationwide Building Society
1.63%, 12/09/04 (3)	7,136	7,134
2.21%, 02/10/05 (3)	8,598	8,560
New Center Asset Trust
2.04%, 12/13/04 (3)	8,598	8,592
2.25%, 02/02/05 (3)	8,082	8,050
Park Avenue Receivables Corp.
2.03%, 12/15/04 (3)	8,702	8,695
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (3)	6,448	6,445
Prudential Funding LLC
1.60%, 12/01/04 (3)	4,299	4,299
Ranger Funding Co. LLC
2.03%, 12/01/04 (3)	6,291	6,291
2.05%, 12/15/04 (3)	3,297	3,295
Solitaire Funding Ltd.
2.28%, 02/02/05 (3)	5,481	5,459
Sydney Capital Corp.
2.25%, 01/18/05 (3)	4,299	4,286
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (3)	4,408	4,404
2.06%, 12/13/04 (3)	799	799
2.06%, 12/15/04 (3)	4,750	4,746
Thunder Bay Funding Inc.
2.03%, 12/07/04 (3)	2,067	2,066
2.05%, 12/15/04 (3)	8,462	8,455
Tulip Funding Corp.
2.25%, 01/14/05 (3)	4,299	4,287
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	12,897	12,890

Variable Funding Capital Corp.
2.02%, 12/06/04 (3)	4,299	4,298
Windmill Funding Corp.
2.00%, 12/15/04 (3)	3,869	3,866

		341,345

FLOATING RATE NOTES—0.96%

American Express Credit Corp.
2.19%, 10/26/05 (3)	17,195	17,203
Bank of Nova Scotia
2.10%, 09/26/05 (3)	2,149	2,149
Beta Finance Inc.
1.97%, 05/04/05 (3) (4)	5,159	5,159
2.07%, 09/23/05 (3) (4)	7,738	7,735
2.07%, 09/27/05 (3) (4)	6,878	6,876
2.14%, 03/15/05 (3) (4)	4,299	4,300
2.22%, 10/27/05 (3) (4)	8,168	8,176
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (3)	12,897	12,894
2.04%, 12/14/05 (3)	7,738	7,735
2.13%, 10/31/05 (3)	8,598	8,596
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (3)	15,218	15,218
CC USA Inc.
1.97%, 05/04/05 (3) (4)	8,598	8,598
2.06%, 07/29/05 (3) (4)	8,598	8,596
Den Danske Bank NY
2.02%, 08/12/05 (3)	8,598	8,596
2.11%, 08/26/05 (3)	8,598	8,596
2.22%, 10/17/05 (3)	8,598	8,595
Depfa Bank PLC
1.86%, 09/15/05 (3)	8,598	8,598
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	7,136	7,135
Fairway Finance LLC
2.05%, 03/14/05 (3)	8,598	8,598
2.10%, 01/20/05 (3)	4,299	4,299
Fifth Third Bancorp
2.11%, 11/23/05 (3) (4)	17,195	17,195
Five Finance Inc.
2.14%, 04/29/05 (3) (4)	6,878	6,878
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (3)	6,018	6,018
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	8,598	8,598
K2 USA LLC
2.04%, 09/12/05 (3) (4)	8,598	8,596
2.05%, 06/10/05 (3) (4)	8,598	8,597
2.05%, 07/25/05 (3) (4)	4,299	4,299
2.12%, 10/20/05 (3) (4)	8,598	8,598
Links Finance LLC
2.05%, 04/15/05 (3) (4)	8,598	8,597
2.05%, 11/16/05 (3) (4)	4,299	4,298
2.12%, 04/25/05 (3)	8,598	8,600
National City Bank (Ohio)
2.00%, 08/09/05 (3)	8,598	8,596
2.08%, 06/10/05 (3)	4,299	4,300
2.08%, 06/23/05 (3)	8,598	8,596
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	14,616	14,618

Norddeutsche Landesbank
2.04%, 07/27/05 (3)	8,598	8,596
Northern Rock PLC
2.02%, 01/13/05 (3) (4)	8,168	8,168
2.15%, 10/25/05 (3) (4)	17,195	17,195
Permanent Financing PLC
2.04%, 03/10/05 (3)	8,598	8,598
2.05%, 12/10/04 (3)	4,299	4,299
2.07%, 06/10/05 (3)	3,869	3,869
2.08%, 09/12/05 (3)	10,747	10,747
Sigma Finance Inc.
2.09%, 08/17/05 (3)	4,299	4,299
2.09%, 09/15/05 (3)	10,747	10,748
2.22%, 11/28/05 (3) (4)	8,598	8,606
Tango Finance Corp.
2.02%, 04/07/05 (3) (4)	3,155	3,155
2.06%, 01/18/05 (3) (4)	3,783	3,783
2.07%, 09/15/05 (3) (4)	7,566	7,565
2.15%, 07/25/05 (3) (4)	8,598	8,597
2.24%, 05/17/05 (3) (4)	7,136	7,136
2.33%, 02/25/05 (3) (4)	4,815	4,815
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (3)	12,897	12,897
WhistleJacket Capital LLC
1.84%, 06/15/05 (3) (4)	4,299	4,298
2.06%, 07/15/05 (3) (4)	6,448	6,447
2.06%, 09/15/05 (3)	6,448	6,447
2.06%, 10/14/05 (3) (4)	4,299	4,298
White Pine Finance LLC
1.95%, 11/01/05 (3) (4)	4,385	4,384
1.98%, 07/05/05 (3)	4,299	4,299
2.02%, 07/11/05 (3)	2,149	2,149
2.05%, 04/15/05 (3) (4)	6,448	6,448
2.07%, 06/15/05 (3) (4)	3,525	3,525
2.14%, 03/29/05 (3)	3,697	3,697
2.14%, 08/26/05 (3) (4)	4,299	4,298
2.29%, 05/20/05 (3)	3,869	3,869
Winston Funding Ltd.
2.16%, 01/24/05 (3) (4)	6,139	6,139

		487,407

MEDIUM-TERM NOTES—0.05%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	8,598	8,597
1.51%, 02/15/05 (3) (4)	5,589	5,590
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	6,448	6,448
K2 USA LLC
1.46%, 01/12/05 (3) (4)	4,299	4,299
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	2,149	2,149

		27,083

MONEY MARKET FUNDS—0.57%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	34,391	34,391
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	155,448	155,448

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	94,575	94,575
BlackRock Temp Cash Money Market Fund (3)	1,879	1,879
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	2,394	2,394

		288,687

REPURCHASE AGREEMENTS—0.25%

Goldman Sachs & Co.
2.07%, 12/01/04 (3) (6)	85,977	85,977
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (3) (6)	42,989	42,989

		128,966

TIME DEPOSITS—0.31%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	8,598	8,589
1.33%, 02/10/05 (3)	4,299	4,299
1.39%, 02/02/05 (3)	4,299	4,299
1.39%, 04/08/05 (3)	6,018	6,018
Bank of New York
1.60%, 12/03/04 (3)	2,149	2,149
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	5,503	5,502
National City Bank (Indiana)
1.98%, 12/01/04 (3)	12,897	12,897
National City Bank (Ohio)
1.25%, 01/06/05 (3)	8,598	8,598
Norddeutsche Landesbank
2.11%, 06/07/05 (3)	8,598	8,597
Rabobank Nederland NV NY
2.08%, 12/01/04 (3)	8,598	8,598
Regions Bank (Alabama)
1.98%, 12/01/04 (3)	8,598	8,598
Societe Generale
2.00%, 12/01/04 (3)	12,897	12,897
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	15,046	15,045
1.34%, 02/10/05 (3)	3,439	3,439
1.77%, 05/10/05 (3)	4,299	4,299
1.90%, 05/11/05 (3)	4,299	4,299
2.25%, 01/31/05 (3)	4,299	4,299
2.30%, 05/12/05 (3)	2,149	2,149
2.66%, 11/09/05 (3)	8,598	8,597
UBS Finance (Connecticut)
2.67%, 11/09/05 (3)	3,439	3,439
Washington Mutual Bank
2.05%, 12/14/04 (3)	12,897	12,897
2.27%, 02/02/05 (3)	3,439	3,439
Wells Fargo Bank NA
1.98%, 12/01/04 (3)	5,159	5,159

		158,102

U.S. GOVERNMENT AGENCY NOTES—0.06%

Federal Home Loan Bank
1.63%, 04/15/05 (3)	6,018	6,026
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (3)	3,998	3,988
1.80%, 01/19/05 (3)	4,299	4,288
2.06%, 05/31/05 (3)	4,286	4,242

Federal National Mortgage Association
2.33%, 07/22/05 (3)	12,897	12,703

		31,247

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,462,837)		1,462,837

TOTAL INVESTMENTS IN SECURITIES — 102.59% (Cost: $44,855,949) (7)		52,314,189
Other Assets, Less Liabilities — (2.59%)		(1,320,274)

NET ASSETS — 100.00%		$50,993,915

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(7)	The cost of investments for federal income tax purposes was $45,399,628. Net unrealized appreciation aggregated $6,914,561, of which $8,784,281 represented gross unrealized appreciation on securities and $1,869,720 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.82%

AIRLINES—0.45%
China Airlines	1,949,196	1,119,011
EVA Airways Corp. (1)	2,896,274	1,276,248

		2,395,259

APPAREL—0.60%
Pou Chen Corp.	3,748,899	3,164,315

		3,164,315

AUTO MANUFACTURERS—0.78%
China Motor Co. Ltd.	1,874,330	2,076,449
Yulon Motor Co. Ltd.	1,896,835	2,083,723

		4,160,172

AUTO PARTS & EQUIPMENT—0.24%
Cheng Shin Rubber Industry Co. Ltd.	1,009,661	1,253,264

		1,253,264

BANKS—12.18%
Chang Hwa Commercial Bank Ltd. (1)	9,370,446	5,844,716
Chinatrust Financial Holding Co. Ltd.	12,181,123	13,910,483
E.Sun Financial Holding Co. Ltd.	3,748,071	2,768,164
First Financial Holding Co. Ltd. (1)	10,307,050	8,507,914
Hua Nan Financial Holdings Co. Ltd.	8,758,379	7,229,570
International Bank of Taipei	4,869,756	3,400,140
Mega Financial Holding Co. Ltd.	23,425,136	15,265,411
Taishin Financial Holdings Co. Ltd.	8,433,311	7,641,666

		64,568,064

BUILDING MATERIALS—1.11%
Asia Cement Corp.	2,811,453	1,849,583
Taiwan Cement Corp.	3,851,513	2,318,677
Taiwan Glass Industrial Corp.	1,874,492	1,715,982

		5,884,242

CHEMICALS—9.09%
China Synthetic Rubber Corp. (1)	236	82
Eternal Chemical Co. Ltd.	937,100	575,782
Formosa Chemicals & Fibre Co.	5,622,001	10,467,651
Formosa Plastic Co.	10,307,273	16,472,446
Nan Ya Plastic Corp.	13,118,571	18,848,405
Oriental Union Chemical Corp.	1,050,962	1,105,589
Taiwan Styrene Monomer Corp.	937,600	692,471

		48,162,426

COMMERCIAL SERVICES—0.20%
Taiwan Secom Co. Ltd.	937,486	1,076,400

		1,076,400

COMPUTERS—8.56%
Acer Inc.	5,622,786	8,584,672
Advantech Co. Ltd.	937,792	2,153,502
Arima Computer Corp. (1)	2,811,600	824,503
Benq Corp.	4,705,019	4,891,176
CMC Magnetics Corp.	7,496,400	3,535,928
Compal Electronics Inc.	7,496,914	7,188,662
Inventec Co. Ltd.	3,748,525	1,739,036
Lite-On Technology Corp.	5,622,894	5,705,776
Prodisc Technology Inc.	1,172,902	433,127
Quanta Computer Inc.	4,685,125	7,632,865
Ritek Corp.	5,622,389	2,023,886
Systex Corp.	1,950,887	653,827

		45,366,960

DISTRIBUTION & WHOLESALE—0.00%
Aurora Corp. (1)	610	337

		337

DIVERSIFIED FINANCIAL SERVICES—3.57%
Fubon Financial Holding Co. Ltd.	9,370,000	9,391,808
Polaris Securities Co. Ltd.	1,919,666	1,048,444
SinoPac Holdings Co.	8,743,641	4,856,825
Yuanta Core Pacific Securities Co. Ltd. (1)	4,593,000	3,634,492

		18,931,569

ELECTRICAL COMPONENTS & EQUIPMENT—2.37%
Delta Electronics Inc.	2,924,224	4,537,198
Pacific Electric Wire & Cable Co. Ltd. (1) (2)	986	0
Phoenixtec Power Co. Ltd.	939,438	1,058,234
Tatung Co. Ltd. (1)	9,370,120	3,489,261
Walsin Lihwa Corp. (1)	6,559,779	3,460,551

		12,545,244

ELECTRONICS—15.50%
Asustek Computer Inc.	5,622,171	12,997,727
AU Optronics Corp.	10,307,740	13,530,408
Chi Mei Optoelectronics Corp.	6,559,675	8,223,766
Chunghwa Picture Tubes Ltd. (1)	9,370,873	3,940,274
Compeq Manufacturing Co. Ltd. (1)	1,874,200	668,838
Elitegroup Computer Systems Co. Ltd.	974,215	468,591
Gigabyte Technology Co. Ltd.	1,874,921	2,251,651
Hon Hai Precision Industry Co. Ltd.	6,559,773	26,463,010
Micro-Star International Co. Ltd.	1,012,113	612,450
Optimax Technology Corp.	937,000	2,108,068
Picvue Electronics Ltd. (1)	1,874,040	334,390
Quanta Display Inc. (1)	6,559,000	3,521,201
Synnex Technology International Corp.	1,874,436	2,762,939
WU’S Printed Circuit Co. Ltd.	959,504	415,363
Ya Hsin Industrial Co. Ltd.	2,101,347	1,936,695
Yageo Corp. (1)	5,622,100	1,919,103

		82,154,474

ENGINEERING & CONSTRUCTION—0.25%
BES Engineering Corp. (1)	2,855,293	500,618
Continental Engineering Corp.	1,904,262	842,071

		1,342,689

FOOD—0.70%
Uni-President Enterprises Co.	7,496,637	3,698,884

		3,698,884

FOREST PRODUCTS & PAPER—0.18%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	1,994,320	977,820

		977,820

HAND & MACHINE TOOLS—0.12%
Shihlin Electric & Engineering Corp.	937,080	610,665

		610,665

HOME FURNISHINGS—0.65%
Nien Made Enterprise Co. Ltd.	937,560	1,379,064
Sampo Corp.	2,923,955	639,686
Teco Electric and Machinery Co. Ltd.	4,685,092	1,432,061

		3,450,811

INSURANCE—5.26%
Cathay Financial Holding Co. Ltd.	12,182,055	23,437,934
Shin Kong Financial Holding Co. Ltd.	4,955,153	4,413,123

		27,851,057

INVESTMENT COMPANIES—2.24%
China Development Financial Holding Co. (1)	24,362,338	11,869,316

		11,869,316

IRON & STEEL—4.09%
China Steel Corp.	19,677,707	21,677,536
Tung Ho Steel Enterprise Corp.	216	165

		21,677,701

LEISURE TIME—0.27%
Giant Manufacturing Co. Ltd.	937,914	1,414,511

		1,414,511

MANUFACTURING—0.14%
Premier Image Technology Corp.	974,857	753,264

		753,264

METAL FABRICATE & HARDWARE—0.25%
Yieh Phui Enterprise	1,874,000	1,325,902

		1,325,902

MULTIPLE UTILITIES—0.31%
Fu Sheng Industrial Co. Ltd.	1,088,000	1,654,368

		1,654,368

OFFICE & BUSINESS EQUIPMENT—0.23%
Kinpo Electronics Inc.	2,811,733	1,204,094

		1,204,094

REAL ESTATE—0.29%
Cathay Real Estate Development Co. Ltd.	2,811,493	1,526,800

		1,526,800

RETAIL—0.53%
Far Eastern Department Stores Co. Ltd.	160	90
President Chain Store Corp.	1,874,640	2,792,326

		2,792,416

SEMICONDUCTORS—23.64%
Advanced Semiconductor Engineering Inc. (1)	8,433,727	6,254,960
Macronix International Co. Ltd. (1)	12,181,200	2,683,833

MediaTek Inc.	1,874,036	12,038,028
Realtek Semiconductor Corp.	1,874,860	1,978,130
Siliconware Precision Industries Co. Ltd.	4,685,577	3,591,428
Taiwan Semiconductor Manufacturing Co. Ltd.	45,913,717	67,392,360
United Microelectronics Corp. (1)	41,228,390	25,843,707
Via Technologies Inc. (1)	2,811,502	1,526,805
Winbond Electronics Corp. (1)	10,307,280	3,966,184

		125,275,435

TELECOMMUNICATIONS—3.64%
Accton Technology Corp. (1)	1,874,259	761,916
Chunghwa Telecom Co. Ltd.	4,685,000	9,304,577
D-Link Corp.	975,853	1,053,830
Microelectronics Technology Inc. (1)	420	166
Taiwan Cellular Corp.	5,622,920	6,019,883
Zyxel Communications Corp.	937,817	2,139,008

		19,279,380

TEXTILES—1.29%
Far Eastern Textile Ltd.	5,931,807	4,620,275
Formosa Taffeta Co. Ltd.	2,856,777	1,320,899
Nien Hsing Textile Co. Ltd.	937,800	905,061

		6,846,235

TRANSPORTATION—1.09%
Evergreen Marine Corp. Ltd.	1,962,178	1,851,054
Wan Hai Lines Ltd.	1,288,986	1,279,986
Yang Ming Marine Transport Corp.	2,921,667	2,629,274

		5,760,314

TOTAL COMMON STOCKS (Cost: $488,685,363)		528,974,388

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.17%

MONEY MARKET FUNDS—0.17%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3)	906,302	906,302

		906,302

TOTAL SHORT-TERM INVESTMENTS (Cost: $906,302)		906,302

TOTAL INVESTMENTS IN SECURITIES — 99.99% (Cost: $489,591,665) (4)		529,880,690
Other Assets, Less Liabilities — 0.01%		41,697

NET ASSETS — 100.00%		$529,922,387

(1)	Non-income earning security.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(4)	The cost of investments for federal income tax purposes was $507,232,324. Net unrealized appreciation aggregated $22,648,366, of which $53,984,083 represented gross unrealized appreciation on securities and $31,335,717 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2004

Security	Shares	Value
COMMON STOCKS—99.58%

ADVERTISING—0.67%
Aegis Group PLC	277,922	545,857
WPP Group PLC	290,878	3,213,757

		3,759,614

AEROSPACE & DEFENSE—1.24%
BAE Systems PLC	776,570	3,640,524
Cobham PLC	29,072	801,336
Meggitt PLC	110,916	541,701
Rolls-Royce Group PLC (1)	387,732	1,951,077

		6,934,638

AGRICULTURE—2.10%
British American Tobacco PLC	408,746	6,867,785
Imperial Tobacco Group PLC	185,334	4,828,645

		11,696,430

AIRLINES—0.11%
British Airways PLC (1)	137,934	585,327

		585,327

AUTO PARTS & EQUIPMENT—0.15%
GKN PLC	191,496	824,515

		824,515

BANKS—20.59%
Barclays PLC (2)	1,643,200	16,961,275
HBOS PLC	990,818	13,873,174
HSBC Holdings PLC	2,827,094	48,149,552
Lloyds TSB Group PLC	1,424,212	11,468,031
Royal Bank of Scotland Group PLC	797,900	24,524,989

		114,977,021

BEVERAGES—2.87%
Diageo PLC	777,202	10,874,750
SABMiller PLC	203,030	3,417,149
Scottish & Newcastle PLC	209,982	1,721,923

		16,013,822

BUILDING MATERIALS—0.73%
BPB PLC	126,400	1,063,100
Hanson PLC	189,126	1,514,745
Pilkington PLC	271,602	556,807
RMC Group PLC	56,722	912,931

		4,047,583

CHEMICALS—0.85%
BOC Group PLC	128,138	2,292,599
Imperial Chemical Industries PLC	304,940	1,381,456
Johnson Matthey PLC	56,406	1,091,678

		4,765,733

COMMERCIAL SERVICES—1.68%
Aggreko PLC	45,978	135,126
Brambles Industries PLC	186,282	929,364
Bunzl PLC	112,812	962,833
Capita Group PLC	166,374	1,135,345
Davis Service Group PLC	51,824	389,807
De La Rue PLC	45,188	290,658
Group 4 Securicor PLC (1)	301,780	729,718
Hays PLC (3)	423,360	979,196
Intertek Group PLC	39,974	538,693
Kidde PLC	215,038	624,789
Rank Group PLC	152,944	887,290
Rentokil Initial PLC	471,946	1,281,017
Serco Group PLC	116,920	498,947

		9,382,783

COMPUTERS—0.13%
LogicaCMG PLC	197,819	697,652

		697,652

DISTRIBUTION & WHOLESALE—0.57%
Inchcape PLC	18,644	582,681
Wolseley PLC	149,468	2,574,230

		3,156,911

DIVERSIFIED FINANCIAL SERVICES—1.16%
AMVESCAP PLC	189,442	1,161,495
Cattles PLC	87,848	622,989
Close Brothers Group PLC	30,336	413,449
ICAP PLC	115,656	529,478
London Stock Exchange PLC	63,625	497,118
Man Group PLC	70,626	2,011,524
Provident Financial PLC	66,518	781,332
Schroders PLC	33,812	442,080

		6,459,465

ELECTRIC—2.72%
International Power PLC (1)	373,930	1,082,872
National Grid Transco PLC	785,418	7,187,601
Scottish & Southern Energy PLC	217,566	3,422,671
Scottish Power PLC	471,788	3,485,545

		15,178,689

ELECTRONICS—0.18%
Electrocomponents PLC	114,708	642,444
Premier Farnell PLC	98,592	385,398

		1,027,842

ENGINEERING & CONSTRUCTION—0.73%
AMEC PLC	78,526	444,678
BAA PLC	271,602	3,021,553
Balfour Beatty PLC	104,122	600,073

		4,066,304

ENTERTAINMENT—0.71%
EMI Group PLC	204,452	944,783
Hilton Group PLC	408,272	2,015,414
William Hill PLC	101,752	1,011,394

		3,971,591

FOOD—4.51%
Cadbury Schweppes PLC	525,666	4,692,465
J Sainsbury PLC (3)	343,492	1,715,328
Tate & Lyle PLC	106,176	999,048
Tesco PLC	1,969,312	11,349,485
Unilever PLC	703,258	6,439,090

		25,195,416

FOOD SERVICE—0.43%
Compass Group PLC	545,732	2,391,460

		2,391,460

GAS—0.82%
Centrica PLC	971,385	4,600,226

		4,600,226

HEALTH CARE-PRODUCTS—0.47%
Smith & Nephew PLC	238,264	2,429,781
SSL International PLC	35,866	193,676

		2,623,457

HOLDING COMPANIES - DIVERSIFIED—0.17%
Tomkins PLC	194,972	922,405

		922,405

HOME BUILDERS—0.69%
Barratt Developments PLC	62,884	617,241
Bellway PLC	28,914	393,516
Berkeley Group Holdings PLC (The)	27,334	622,285
Persimmon PLC	69,994	827,513
Taylor Woodrow PLC	152,786	677,557
Wimpey (George) PLC	102,384	699,653

		3,837,765

HOME FURNISHINGS—0.06%
MFI Furniture Group PLC	158,000	351,095

		351,095

HOUSEHOLD PRODUCTS & WARES—0.79%
Reckitt Benckiser PLC	150,416	4,436,436

		4,436,436

INSURANCE—3.05%
Aviva PLC	574,962	6,368,936
Friends Provident PLC	497,384	1,457,024
Legal & General Group PLC	1,650,152	3,351,407
Prudential PLC	604,868	4,827,157
Royal & Sun Alliance Insurance Group PLC	739,124	1,041,966

		17,046,490

IRON & STEEL—0.19%
Corus Group PLC (1)	1,002,352	1,049,008

		1,049,008

LEISURE TIME—0.44%
Carnival PLC	43,924	2,455,012

		2,455,012

LODGING—0.41%
InterContinental Hotels Group PLC (1)	178,856	2,278,652

		2,278,652

MANUFACTURING—0.88%
BBA Group PLC	114,076	631,273
Cookson Group PLC (1)	490,274	316,291
FKI PLC	158,158	401,328
IMI PLC	94,484	684,497
Invensys PLC (1)	1,427,235	477,428
Invensys PLC Deferred (4)	338,403	—
Novar PLC	95,906	297,902
Smiths Group PLC	143,938	2,106,177

		4,914,896

MEDIA—3.40%
British Sky Broadcasting Group PLC	319,634	3,407,743
Daily Mail & General Trust PLC Class A	78,842	1,085,840
EMAP PLC	65,412	1,000,280
ITV PLC	1,073,136	2,251,301
Pearson PLC	205,874	2,416,263
Reed Elsevier PLC	322,478	2,961,882
Reuters Group PLC	367,350	2,696,408
Trinity Mirror PLC	77,894	926,868
United Business Media PLC	84,688	778,648
Yell Group	178,066	1,472,965

		18,998,198

MINING—4.30%
Anglo American PLC	359,292	8,722,191
BHP Billiton PLC	627,576	7,341,623
Rio Tinto PLC	271,602	7,958,834

		24,022,648

OIL & GAS—14.94%
BG Group PLC	898,230	6,232,589
BP PLC	5,539,006	56,538,905
Shell Transport & Trading Co. PLC	2,451,844	20,621,479

		83,392,973

PACKAGING & CONTAINERS—0.22%
Rexam PLC	140,462	1,212,918

		1,212,918

PHARMACEUTICALS—8.78%
Alliance Unichem PLC	65,096	894,659
AstraZeneca PLC	423,914	16,570,872
GlaxoSmithKline PLC	1,500,368	31,576,167

		49,041,698

REAL ESTATE—1.48%
British Land Co. PLC	128,454	2,010,971
Great Portland Estates PLC	21,963	134,341
Hammerson PLC	71,258	1,084,229
Land Securities Group PLC	119,463	2,934,343
Liberty International PLC	63,358	1,073,024
Slough Estates PLC	109,652	1,011,843

		8,248,751

RETAIL—3.91%
Boots Group PLC	192,602	2,323,081
Dixons Group PLC	501,808	1,398,043

Enterprise Inns PLC	91,166	1,190,222
GUS PLC	257,066	4,294,676
HMV Group PLC	95,590	436,701
Kesa Electricals PLC	135,929	702,835
Kingfisher PLC	592,500	3,261,784
Marks & Spencer Group PLC (3)	416,962	2,616,227
Mitchells & Butlers PLC	132,457	766,537
Next PLC	67,466	2,068,539
Punch Taverns PLC	62,252	716,646
Signet Group PLC	436,712	874,427
Whitebread PLC	76,946	1,173,717

		21,823,435

SEMICONDUCTORS—0.09%
ARM Holdings PLC (3)	253,274	498,657

		498,657

SOFTWARE—0.31%
Misys PLC	129,876	526,928
Sage Group PLC	328,324	1,211,251

		1,738,179

TELECOMMUNICATIONS—9.99%
BT Group PLC	2,175,818	8,089,403
Cable & Wireless PLC	613,514	1,331,051
Marconi Corp. PLC (1)	50,560	552,329
Vodafone Group PLC	16,871,714	45,795,399

		55,768,182

TRANSPORTATION—0.88%
Arriva PLC	52,930	495,761
Associated British Ports Holdings PLC	79,632	715,798
Exel PLC	76,630	1,081,742
FirstGroup PLC	103,016	665,573
National Express Group PLC	33,970	489,600
Peninsular & Oriental Steam Navigation Co. (The)	193,392	1,112,703
Stagecoach Group PLC	204,251	372,857

		4,934,034

VENTURE CAPITAL—0.35%
3i Group PLC	157,368	1,965,786

		1,965,786

WATER—0.83%
Kelda Group PLC	98,750	1,017,420
Severn Trent PLC	90,218	1,533,958
United Utilities PLC	144,096	1,550,724
United Utilities PLC Class A	77,765	553,341

		4,655,443

TOTAL COMMON STOCKS (Cost: $501,620,160)		555,949,140

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.04%

COMMERCIAL PAPER—0.23%

Amsterdam Funding Corp.
2.00%, 12/13/04 (5)	16,511	16,500
2.00%, 12/15/04 (5)	16,511	16,498
2.05%, 12/15/04 (5)	49,534	49,494
2.25%, 01/04/05 (5)	8,256	8,238
Barton Capital Corp.
2.02%, 12/15/04 (5)	16,548	16,535
Blue Ridge Asset Funding Corp.
2.00%, 12/07/04 (5)	14,860	14,855
2.03%, 12/08/04 (5)	16,511	16,505
Cancara Asset Securitisation LLC
2.25%, 01/05/05 (5)	40,453	40,365
Corporate Asset Funding
2.21%, 02/07/05 (5)	24,767	24,664
2.26%, 02/03/05 (5)	33,023	32,890
CRC Funding LLC
2.21%, 02/07/05 (5)	8,256	8,221
Depfa Bank PLC
2.28%, 05/03/05 (5)	16,511	16,352
Edison Asset Securitization
1.59%, 12/02/04 (5)	33,023	33,021
2.02%, 12/08/04 (5)	49,534	49,514
2.26%, 05/04/05 (5)	41,278	40,880
Fairway Finance Corp.
2.00%, 12/14/04 (5)	21,516	21,501
2.04%, 12/07/04 (5)	6,614	6,612
Falcon Asset Securitization Corp.
2.04%, 12/14/04 (5)	46,664	46,630
Ford Credit Auto Receivables
1.85%, 01/14/05 (5)	16,511	16,474
2.28%, 04/27/05 (5)	24,767	24,536
Fortis Funding LLC
2.35%, 05/09/05 (5)	46,232	45,752
General Electric Capital Corp.
2.00%, 12/06/04 (5)	24,767	24,760
2.02%, 12/08/04 (5)	49,534	49,514
2.24%, 02/02/05 (5)	99,068	98,679
Georgetown Funding Co. LLC
2.27%, 01/20/05 (5)	11,558	11,521
GIRO Funding US Corp.
2.20%, 02/08/05 (5)	18,335	18,258
Grampian Funding LLC
2.27%, 02/01/05 (5)	24,767	24,670
Jupiter Securitization Corp.
2.00%, 12/08/04 (5)	26,588	26,578
2.03%, 12/10/04 (5)	14,045	14,038
Liberty Street Funding Corp.
2.00%, 12/07/04 (5)	26,558	26,549
Mortgage Interest Networking Trust
2.24%, 02/01/05 (5)	21,465	21,382
Nationwide Building Society
1.63%, 12/09/04 (5)	27,409	27,399
2.21%, 02/10/05 (5)	33,023	32,879
New Center Asset Trust
2.04%, 12/13/04 (5)	33,023	33,000
2.25%, 02/02/05 (5)	31,041	30,919
Park Avenue Receivables Corp.
2.03%, 12/15/04 (5)	33,422	33,396
Preferred Receivables Funding Corp.
2.03%, 12/09/04 (5)	24,767	24,756

Prudential Funding LLC
1.60%, 12/01/04 (5)	16,511	16,511
Ranger Funding Co. LLC
2.03%, 12/01/04 (5)	24,163	24,163
2.05%, 12/15/04 (5)	12,664	12,654
Solitaire Funding Ltd.
2.28%, 02/02/05 (5)	21,051	20,967
Sydney Capital Corp.
2.25%, 01/18/05 (5)	16,511	16,462
Thames Asset Global Securitization No. 1 Inc.
2.05%, 12/15/04 (5)	16,930	16,916
2.06%, 12/13/04 (5)	3,067	3,065
2.06%, 12/15/04 (5)	18,244	18,229
Thunder Bay Funding Inc.
2.03%, 12/07/04 (5)	7,938	7,935
2.05%, 12/15/04 (5)	32,501	32,475
Tulip Funding Corp.
2.25%, 01/14/05 (5)	16,511	16,466
UBS Finance (Delaware)
1.11%, 12/17/04 (5)	49,534	49,509
Variable Funding Capital Corp.
2.02%, 12/06/04 (5)	16,511	16,507
Windmill Funding Corp.
2.00%, 12/15/04 (5)	14,860	14,849

		1,311,043

FLOATING RATE NOTES—0.33%

American Express Credit Corp.
2.19%, 10/26/05 (5)	66,045	66,075
Bank of Nova Scotia
2.10%, 09/26/05 (5)	8,256	8,253
Beta Finance Inc.
1.97%, 05/04/05 (5) (6)	19,814	19,812
2.07%, 09/23/05 (5) (6)	29,720	29,711
2.07%, 09/27/05 (5) (6)	26,418	26,409
2.14%, 03/15/05 (5) (6)	16,511	16,516
2.22%, 10/27/05 (5) (6)	31,371	31,403
Canadian Imperial Bank of Commerce
2.03%, 09/13/05 (5)	49,534	49,521
2.04%, 12/14/05 (5)	29,720	29,710
2.13%, 10/31/05 (5)	33,023	33,015
Cancara Asset Securitisation LLC
2.06%, 02/15/05 (5)	58,450	58,450
CC USA Inc.
1.97%, 05/04/05 (5) (6)	33,023	33,020
2.06%, 07/29/05 (5) (6)	33,023	33,017
Den Danske Bank NY
2.02%, 08/12/05 (5)	33,023	33,016
2.11%, 08/26/05 (5)	33,023	33,015
2.22%, 10/17/05 (5)	33,023	33,014
Depfa Bank PLC
1.86%, 09/15/05 (5)	33,023	33,023
Dorada Finance Inc.
2.06%, 07/29/05 (5) (6)	27,409	27,403
Fairway Finance LLC
2.05%, 03/14/05 (5)	33,023	33,023
2.10%, 01/20/05 (5)	16,511	16,511
Fifth Third Bancorp
2.11%, 11/23/05 (5) (6)	66,045	66,045

Five Finance Inc.
2.14%, 04/29/05 (5) (6)	26,418	26,417
General Electric Commercial Equipment Financing LLC
2.06%, 11/20/05 (5)	23,116	23,116
HBOS Treasury Services PLC
1.96%, 04/22/05 (5)	33,023	33,023
K2 USA LLC
2.04%, 09/12/05 (5) (6)	33,023	33,018
2.05%, 06/10/05 (5) (6)	33,023	33,020
2.05%, 07/25/05 (5) (6)	16,511	16,509
2.12%, 10/20/05 (5) (6)	33,023	33,024
Links Finance LLC
2.05%, 04/15/05 (5) (6)	33,023	33,020
2.05%, 11/16/05 (5) (6)	16,511	16,509
2.12%, 04/25/05 (5)	33,023	33,031
National City Bank (Ohio)
2.00%, 08/09/05 (5)	33,023	33,016
2.08%, 06/10/05 (5)	16,511	16,514
2.08%, 06/23/05 (5)	33,023	33,017
Nationwide Building Society
1.96%, 10/28/05 (5) (6)	56,138	56,145
Norddeutsche Landesbank
2.04%, 07/27/05 (5)	33,023	33,015
Northern Rock PLC
2.02%, 01/13/05 (5) (6)	31,371	31,372
2.15%, 10/25/05 (5) (6)	66,045	66,045
Permanent Financing PLC
2.04%, 03/10/05 (5)	33,023	33,023
2.05%, 12/10/04 (5)	16,511	16,511
2.07%, 06/10/05 (5)	14,860	14,860
2.08%, 09/12/05 (5)	41,278	41,278
Sigma Finance Inc.
2.09%, 08/17/05 (5)	16,511	16,512
2.09%, 09/15/05 (5)	41,278	41,281
2.22%, 11/28/05 (5) (6)	33,023	33,052
Tango Finance Corp.
2.02%, 04/07/05 (5) (6)	12,119	12,119
2.06%, 01/18/05 (5) (6)	14,530	14,530
2.07%, 09/15/05 (5) (6)	29,060	29,056
2.15%, 07/25/05 (5) (6)	33,023	33,020
2.24%, 05/17/05 (5) (6)	27,409	27,408
2.33%, 02/25/05 (5) (6)	18,493	18,492
Wachovia Asset Securitization Inc.
2.13%, 12/27/04 (5)	49,534	49,534
WhistleJacket Capital LLC
1.84%, 06/15/05 (5) (6)	16,511	16,509
2.06%, 07/15/05 (5) (6)	24,767	24,764
2.06%, 09/15/05 (5)	24,767	24,763
2.06%, 10/14/05 (5) (6)	16,511	16,510
White Pine Finance LLC
1.95%, 11/01/05 (5) (6)	16,841	16,837
1.98%, 07/05/05 (5)	16,511	16,509
2.02%, 07/11/05 (5)	8,256	8,255
2.05%, 04/15/05 (5) (6)	24,767	24,765
2.07%, 06/15/05 (5) (6)	13,539	13,539
2.14%, 03/29/05 (5)	14,200	14,199
2.14%, 08/26/05 (5) (6)	16,511	16,509
2.29%, 05/20/05 (5)	14,860	14,859
Winston Funding Ltd.
2.16%, 01/24/05 (5) (6)	23,578	23,578

		1,872,045

MEDIUM-TERM NOTES—0.02%

CC USA Inc.
1.29%, 04/15/05 (5) (6)	33,023	33,021
1.51%, 02/15/05 (5) (6)	21,465	21,472
Dorada Finance Inc.
1.48%, 01/18/05 (5) (6)	24,767	24,767
K2 USA LLC
1.46%, 01/12/05 (5) (6)	16,511	16,511
WhistleJacket Capital LLC
1.32%, 02/04/05 (5) (6)	8,256	8,255

		104,026

MONEY MARKET FUNDS—0.24%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (2) (5)	132,090	132,090
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2) (5)	813,941	813,941
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (2) (5)	363,248	363,248
BlackRock Temp Cash Money Market Fund (5)	7,218	7,218
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (5)	9,196	9,196

		1,325,693

REPURCHASE AGREEMENTS—0.09%

Goldman Sachs & Co.
2.07%, 12/01/04 (5) (7)	330,225	330,225
Merrill Lynch Government Securities Inc.
2.07%, 12/01/04 (5) (7)	165,113	165,113

		495,338

TIME DEPOSITS—0.11%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (5)	33,023	33,023
1.33%, 02/10/05 (5)	16,511	16,511
1.39%, 02/02/05 (5)	16,511	16,511
1.39%, 04/08/05 (5)	23,116	23,102
Bank of New York
1.60%, 12/03/04 (5)	8,256	8,256
HBOS Treasury Services PLC
1.24%, 04/01/05 (5)	21,134	21,134
National City Bank (Indiana)
1.98%, 12/01/04 (5)	49,534	49,534
National City Bank (Ohio)
1.25%, 01/06/05 (5)	33,023	33,023
Norddeutsche Landesbank
2.11%, 06/07/05 (5)	33,023	33,019
Rabobank Nederland NV NY
2.08%, 12/01/04 (5)	33,023	33,023
Regions Bank (Alabama)
1.98%, 12/01/04 (5)	33,023	33,023
Societe Generale
2.00%, 12/01/04 (5)	49,534	49,534
Toronto-Dominion Bank
1.22%, 03/23/05 (5)	57,789	57,786
1.34%, 02/10/05 (5)	13,209	13,209
1.77%, 05/10/05 (5)	16,511	16,511
1.90%, 05/11/05 (5)	16,511	16,511

2.25%, 01/31/05 (5)	16,511	16,511
2.30%, 05/12/05 (5)	8,256	8,253
2.66%, 11/09/05 (5)	33,023	33,018
UBS Finance (Connecticut)
2.67%, 11/09/05 (5)	13,209	13,208
Washington Mutual Bank
2.05%, 12/14/04 (5)	49,534	49,534
2.27%, 02/02/05 (5)	13,209	13,209
Wells Fargo Bank NA
1.98%, 12/01/04 (5)	19,814	19,814

		607,257

U.S. GOVERNMENT AGENCY NOTES—0.02%

Federal Home Loan Bank
1.63%, 04/15/05 (5)	23,116	23,143
Federal Home Loan Mortgage Corp.
1.80%, 01/18/05 (5)	15,355	15,319
1.80%, 01/19/05 (5)	16,511	16,471
2.06%, 05/31/05 (5)	16,463	16,292
Federal National Mortgage Association
2.33%, 07/22/05 (5)	49,534	48,788

		120,013

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,835,415)		5,835,415

TOTAL INVESTMENTS IN SECURITIES — 100.62% (Cost: $507,455,575) (8)		561,784,555
Other Assets, Less Liabilities — (0.62%)		(3,481,894)

NET ASSETS — 100.00%		$558,302,661

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	All or a portion of this security represents a security on loan. See Note 3.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(5)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(6)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.88% to 7.50% and maturity dates ranging from 09/01/08 to 08/01/42.
(8)	The cost of investments for federal income tax purposes was $512,401,679. Net unrealized appreciation aggregated $49,382,876, of which $62,830,698 represented gross unrealized appreciation on securities and $13,447,822 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES®, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of November 30, 2004, the Company offered 24 investment portfolios or funds (each, a “Fund,” collectively, the “Funds”).

SECURITY VALUATION

Portfolio securities for which market prices are readily available are valued using the official closing price of the primary exchange on which they are traded. The methodology used to determine such closing prices varies among markets. Such prices are generally the same as those used by Morgan Stanley Capital International Inc. (“MSCI”) in calculating the benchmark indices used by the Funds. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Directors of the Company.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Foreign currencies, investment securities and assets and liabilities denominated in foreign currency are generally converted into U.S. dollars using the same exchange rates utilized by MSCI in the calculation of the relevant MSCI Indexes (currently, the exchange rates as of 4:00 p.m. London time). However, the Company may use a different exchange rate from the rate used by MSCI in the event that the investment adviser concludes that such rate is more appropriate. With respect to the iShares MSCI Brazil Index Fund, currency values are converted into U.S. dollars as of close of the Brazilian markets (3:00 p.m. Eastern Standard Time or 4:00 p.m. Eastern Daylight Saving Time).

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of November 30, 2004, a portion of the cash collateral for securities on loan for certain Funds was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 3, below.

2. TRANSACTIONS WITH AFFILIATES

Because the iShares MSCI United Kingdom Index Fund seeks investment results that correspond to the performance of its benchmark index by investing in common stocks included in its benchmark index, the Fund held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Fund’s investment adviser.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s benchmark index. As of November 30, 2004, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

The following table provides information about the investments by each Fund in shares of issuers of which BGFA is an affiliate, for the quarter ended November 30, 2004, including income earned from these affiliated issuers and net realized losses from sales of these affiliated issuers.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Losses
Australia
IMMF	120	322	344	98	98,453	241	$—
Austria
IMMF	29	134	83	80	80,452	112	—
Belgium
IMMF	12	79	35	56	55,604	113	—
Brazil
IMMF	981	3,339	2,642	1,678	1,678,286	3,268	—
Canada
IMMF	199	793	484	508	508,087	381	—
Emerging Markets
IMMF	5,432	16,160	10,675	10,917	10,916,898	13,125	—
iShares MSCI Malaysia Index Fund	851	287	226	912	6,701,657	—	(86,630)
iShares MSCI South Korea Index Fund	299	136	62	373	10,547,480	—	(239,933)
iShares MSCI Taiwan Index Fund	965	429	192	1,202	13,529,228	—	(479,620)
EMU
IMMF	193	656	535	314	313,503	296	—

France
IMMF	52	82	96	38	37,601	80	—
Germany
IMMF	69	136	152	53	52,772	79	—
Hong Kong
IMMF	213	685	641	257	256,690	391	—
Italy
IMMF	15	41	41	15	14,980	23	—
Japan
IMMF	3,155	8,487	8,418	3,224	3,224,244	7,693	—
Malaysia
IMMF	394	1,746	1,698	442	442,275	1,858	—
Mexico
IMMF	85	281	229	137	136,810	85	—
Netherlands
IMMF	15	42	42	15	14,931	36	—
Pacific ex-Japan
IMMF	308	1,292	1,297	303	303,010	784	—
Singapore
IMMF	87	272	246	113	112,814	158	—
South Africa
IMMF	58	183	171	70	69,845	83	—
South Korea
IMMF	721	1,864	1,902	683	683,031	1,408	—
Spain
IMMF	24	71	71	24	24,173	34	—
Sweden
IMMF	15	45	42	18	18,132	22	—
Switzerland
IMMF	22	68	63	27	26,614	37	—
Taiwan
IMMF	366	1,709	1,169	906	906,303	814	—
United Kingdom
IMMF	283	715	679	319	319,111	730	—
Barclays PLC	1510	153	20	1643	1,643,200	—	(4,823)

Certain Funds invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 105% of the market value of loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of November 30, 2004, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)	The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	January 24, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	January 24, 2005